As filed with the Securities and Exchange Commission on April 1, 2016
1933 Act Registration No. 333-139186
1940 Act Registration No. 811-21987

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. _	[ ]
Post-Effective Amendment No. 31	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 32	[X]

ALPS VARIABLE INVESTMENTTRUST
(Exact Name of Registrant as Specified in Charter)

1290 BROADWAY, SUITE 1100
DENVER, COLORADO 80203
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, Including Area Code: (303) 623-2577

ALEX J. MARKS, SECRETARY
ALPS VARIABLE INVESTMENT TRUST
1290 BROADWAY, SUITE 1100
DENVER, COLORADO 80203
(Name and Address of Agent for Service)

Copy to:
PETER H. SCHWARTZ, ESQ.
DAVIS GRAHAM & STUBBS LLP
1550 SEVENTEENTH STREET, SUITE 500
 DENVER, COLORADO 80202
303-892-9400

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 30, 2016 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

ALPS VARIABLE INVESTMENT TRUST

Morningstar Conservative ETF Asset Allocation Portfolio: Class I (N/A) and Class II (CETFX)

Morningstar Income and Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (IETFX)

Morningstar Balanced ETF Asset Allocation Portfolio: Class I (N/A) and Class II (BETFX)

Morningstar Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (GETFX)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (AGTFX)

ALPS | Alerian Energy Infrastructure Portfolio: Class I (N/A) and Class III (ALEFX)

ALPS | Red Rocks Listed Private Equity Portfolio Class I (N/A) and Class III (AVPEX)

 ALPS | Stadion Tactical Defensive Portfolio: Class I (N/A) and Class III (ALSTX)

ALPS | Stadion Tactical Growth Portfolio: Class I (N/A) and Class III (ALSGX)

April 30, 2016

The Securities and Exchange Commission has not approved or disapproved the Trust’s shares or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Investment Subadvisers	72
Portfolio Managers	73
SHAREHOLDER INFORMATION	75
Buying and Selling Shares	75
Valuing Shares	76
Excessive Trading and Market Timing Activities	76
Anti-Money Laundering	77
Distributions and Tax Consequences	77
Distribution Plans	78
Shareholder Servicing Plans	79
Networking, Sub-Accounting and Administrative Fees	79
OTHER INFORMATION	79
Net Asset Value	79
Disclosure of Portfolio Holdings	80
FINANCIAL HIGHLIGHTS	81

MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO

Investment Objective

The Portfolio seeks to provide investors with current income and preservation of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.12%	0.12%
Acquired Fund Fees and Expenses	0.16%	0.16%
Total Annual Fund Operating Expenses(1)	0.73%	0.98%
Fee Waiver/Expense Reimbursement(2)	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	0.69%	0.94%

(1)
The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

(2)
ALPS Advisors, Inc. (the “Adviser”) and Morningstar Investment Management, LLC (the “Subadviser”) have contractually agreed to jointly waive the management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through  April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same.  After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses.  The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class I	$70	$229	$402	$902
Class II	$96	$308	$538	$1,197

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 37% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”).  For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments.  The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 80% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 20% of such allocation is invested in exchange-traded products (which may include Underlying ETFs, ETNs or investments registered only under the Securities Act of 1933) that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETPs”).  However, under normal market conditions, the Portfolio may from time to time invest approximately 70-90% of such allocation in Fixed-Income Underlying ETFs and 10-30% of such allocation in Non-Fixed Income Underlying ETPs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio.  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks.  The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses.  As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk.  The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified.  This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk.  The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks.  ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked.  ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks.  A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Conservative U.S. Portfolio Index is the Portfolio’s primary benchmark and is a broad measure of market performance that reflects a conservative asset allocation portfolio by aggregating the performance of a portfolio constituting 20% of the Dow Jones All Stock Portfolio and 80% of the Barclays U.S. Aggregate Bond Index.  The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles.  The Barclays U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market.  The 20% S&P 500 Index/73% Barclays U.S. Aggregate Bond Index/7% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is the Portfolio’s secondary benchmark.  This blend attempts to reflect the performance of a conservative asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings.  The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market.  The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income.  Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected.  The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Best Quarter: 09/30/2009 4.91%	Worst Quarter: 09/30/2008 (3.27)%

Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	5 Years	Since Inception (April 30, 2007)
Morningstar Conservative ETF Asset Allocation Portfolio – Class I	(0.96)%	2.74%	3.13%
Morningstar Conservative ETF Asset Allocation Portfolio – Class II	(1.21)%	2.47%	2.85%
Dow Jones Conservative U.S. Portfolio Index	0.37%	4.95%	5.23%
20% S&P 500 Index/73% Barclays U.S. Aggregate Bond Index /7% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index	0.84%	4.95%	4.74%
3

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio and Morningstar Investment Management, LLC is the investment sub-adviser to the Portfolio.

Portfolio Managers

Scott Wentsel, CFA®, CFP®, Chief Investment Officer, Americas.  Mr. Wentsel joined Morningstar Investment Management, LLC (“MIM”) in 2005. He has managed the Portfolio since its inception in 2007.

Jared Watts, Portfolio Manager.  Mr. Watts joined MIM in 2006. Mr. Watts has managed the Portfolio since its inception in 2007.

Carrie Scherkenbach, Portfolio Manager.  Mrs. Scherkenbach joined MIM in 1999. Mrs. Scherkenbach has managed the Portfolio since its inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined MIM in 2005. Mr. Huckstep has managed the Portfolio since July 2012.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are made to arrangements that do not provide for tax-deferral (e.g., certain registered and unregistered separate accounts), the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services.  These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract.  In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO

Investment Objective

The Portfolio seeks to provide investors with current income and capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses	0.16%	0.16%
Total Annual Fund Operating Expenses(1)	0.68%	0.93%
Fee Waiver/Expense Reimbursement(2)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	0.68%	0.93%

(1)
The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

(2)
ALPS Advisors, Inc. (the “Adviser”) and Morningstar Investment Management, LLC (the “Subadviser”) have contractually agreed to jointly waive the management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of  0.53% of the Class I or Class II shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

4

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same.  After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses.  The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class I	$69	$218	$379	$846
Class II	$95	$296	$514	$1,142

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 24% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”).  For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments.  The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 60% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 40% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio may from time to time invest approximately 50-70% of such allocation in Fixed-Income Underlying ETFs and 30-50% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.
5

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio.  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks.  The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses.  As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk.  The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified.  This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk.  The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks.  ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked.  ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks.  A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderately Conservative U.S. Portfolio Index is the Portfolio’s primary benchmark. It is a broad measure of market performance that reflects a moderately conservative asset allocation portfolio by aggregating the performance of a portfolio constituting 40% of the Dow Jones All Stock Portfolio and 60% of the Barclays U.S. Aggregate Bond Index.  The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles.  The Barclays U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market. The 40% S&P 500 Index/55% Barclays U.S. Aggregate Bond Index/5% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is the Portfolio’s secondary benchmark.  This blend attempts to reflect the performance of a moderately conservative asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings.  The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market.  The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income. Each index figure does not reflect any deduction for fees, expenses or taxes.
6

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected.  The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Morningstar Income & Growth ETF asset Allocation Portfolio – Class I

Best Quarter: 06/30/2009 8.54%	Worst Quarter: 12/31/2008 (7.40)%

Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	5 Years	Since Inception (April 30, 2007)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I	(1.52)%	3.78%	3.14%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	(1.68)%	3.52%	2.89%
Dow Jones Moderately Conservative U.S. Portfolio Index	0.24%	6.96%	5.60%
40% S&P 500 Index/55% Barclays U.S. Aggregate Bond Index/5% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index	1.09%	6.91%	5.24%
7

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio and Morningstar Investment Management, LLC is the investment sub-adviser to the Portfolio.

Portfolio Managers

Scott Wentsel, CFA®, CFP®, Chief Investment Officer, Americas.  Mr. Wentsel joined Morningstar Investment Management, LLC (“MIM”) in 2005. He has managed the Portfolio since its inception in 2007.

Jared Watts, Portfolio Manager.  Mr. Watts joined MIM in 2006. Mr. Watts has managed the Portfolio since its inception in 2007.

Carrie Scherkenbach, Portfolio Manager.  Mrs. Scherkenbach joined MIM in 1999. Mrs. Scherkenbach has managed the Portfolio since its inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined MIM in 2005. Mr. Huckstep has managed the Portfolio since July 2012.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are made to arrangements that do not provide for tax-deferral (e.g., certain registered and unregistered separate accounts), the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services.  These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract.  In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

MORNINGSTAR BALANCED ETF ASSET ALLOCATION PORTFOLIO

Investment Objective

The Portfolio seeks to provide investors with capital appreciation and some current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses(1)	0.66%	0.91%
Fee Waiver/Expense Reimbursement(2)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	0.66%	0.91%

(1)
The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

(2)
ALPS Advisors, Inc. (the “Adviser”) and Morningstar Investment Management, LLC (the “Subadviser”) have contractually agreed to jointly waive the management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

8

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same.  After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses.  The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class I	$67	$211	$368	$822
Class II	$93	$290	$504	$1,119

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 29% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”).  For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments.  The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 40% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 60% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 30-50% of such allocation in Fixed-Income Underlying ETFs and 50-70% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio.  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks.  The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses.  As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.
9

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk.  The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified.  This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk.  The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks.  ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked.  ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks.  A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderate U.S. Portfolio Index is the Portfolio’s primary benchmark.  It is a broad measure of market performance that reflects a moderate asset allocation portfolio by aggregating the performance of a portfolio constituting 60% of the Dow Jones All Stock Portfolio and 40% of the Barclays U.S. Aggregate Bond Index.  The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles.  The Barclays U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market.  The 60% S&P 500 Index/38% Barclays U.S. Aggregate Bond Index/2% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is the Portfolio’s secondary benchmark.  This blend attempts to reflect the performance of a moderate asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings.  The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market.  The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected.  The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

10

Morningstar Balanced ETF Asset Allocation – Class I

Best Quarter: 06/30/2009 12.62%	Worst Quarter: 12/31/2008 (13.09)%

Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	5 Years	Since Inception (April 30, 2007)
Morningstar Balanced ETF Asset Allocation Portfolio – Class I	(1.97)%	4.93%	3.30%
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	(2.22)%	4.66%	3.04%
Dow Jones Moderate U.S. Portfolio Index	(0.13)%	8.54%	5.96%
60% S&P 500 Index/38% Barclays U.S. Aggregate Bond Index/2% The Bank of America Merrill Lynch (BoA ML) 3 Month Treasury Bill Index	1.27%	8.88%	5.67%

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio and Morningstar Investment Management, LLC is the investment sub-adviser to the Portfolio.

Portfolio Managers

Scott Wentsel, CFA®, CFP®, Vice President and Senior Portfolio Manager.  Mr. Wentsel joined Morningstar Investment Management, LLC (“MIM”) in 2005. He has managed the Portfolio since its inception in 2007.
11

Jared Watts, Portfolio Manager.  Mr. Watts joined MIM in 2006. Mr. Watts has managed the Portfolio since its inception in 2007.

Carrie Scherkenbach, Portfolio Manager.  Mrs. Scherkenbach joined MIM in 1999. Mrs. Scherkenbach has managed the Portfolio since its inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined MIM in 2005. Mr. Huckstep has managed the Portfolio since July 2012.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are made to arrangements that do not provide for tax-deferral (e.g., certain registered and unregistered separate accounts), the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services.  These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract.  In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

MORNINGSTAR GROWTH ETF ASSET ALLOCATION PORTFOLIO

Investment Objective

The Portfolio seeks to provide investors with capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses(1)	0.66%	0.91%
Fee Waiver/Expense Reimbursement(2)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	0.66%	0.91%

(1)
The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

(2)
ALPS Advisors, Inc. (the “Adviser”) and Morningstar Investment Management, LLC (the “Subadviser”) have contractually agreed to jointly waive the management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same.  After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses.  The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

12

	1 year	3 years	5 years	10 years
Class I	$67	$211	$368	$822
Class II	$93	$290	$504	$1,119

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 28% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”).  For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments.  The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 20% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 80% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio may, from time to time, invest approximately 10-30% of such allocation in Fixed-Income Underlying ETFs and 70-90% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio.  Any investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks.  The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses.  As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

13

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk.  The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified.  This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk.  The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks.  ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked.  ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks.  A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Moderately Aggressive U.S. Portfolio Index is the Portfolio’s primary benchmark. It is a broad measure of market performance that reflects a moderately aggressive asset allocation portfolio by aggregating the performance of a portfolio constituting 80% of the Dow Jones All Stock Portfolio and 20% of the Barclays U.S. Aggregate Bond Index.  The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market.  The 80% S&P 500 Index/20% Barclays U.S. Aggregate Bond Index is the Portfolio’s secondary benchmark.  This blend attempts to reflect the performance of a moderately aggressive asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings.  The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market. Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected.  The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.
14

Morningstar Growth ETF Asset Allocation Portfolio – Class I

Best Quarter: 06/30/2009 16.96%	Worst Quarter: 12/31/2008 (18.08)%

Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	5 Years	Since Inception (April 30, 2007)
Morningstar Growth ETF Asset Allocation Portfolio – Class I	(2.22)%	5.52%	3.03%
Morningstar Growth ETF Asset Allocation Portfolio – Class II	(2.51)%	5.26%	2.75%
Dow Jones Moderately Aggressive U.S. Portfolio Index	(0.66)%	9.97%	6.17%
80% S&P 500 Index/20% Barclays U.S. Aggregate Bond Index	1.37%	10.78%	5.95%

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio and Morningstar Investment Management, LLC is the investment sub-adviser to the Portfolio.
15

Portfolio Managers

Scott Wentsel, CFA®, CFP®, Chief Investment Officer, Americas.  Mr. Wentsel joined Morningstar Investment Management, LLC (“MIM”) in 2005. He has managed the Portfolio since its inception in 2007.

Jared Watts, Portfolio Manager.  Mr. Watts joined MIM in 2006. Mr. Watts has managed the Portfolio since its inception in 2007.

Carrie Scherkenbach, Portfolio Manager.  Mrs. Scherkenbach joined MIM in 1999. Mrs. Scherkenbach has managed the Portfolio since its inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined MIM in 2005. Mr. Huckstep has managed the Portfolio since July 2012.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are made to arrangements that do not provide for tax-deferral (e.g., certain registered and unregistered separate accounts), the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services.  These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO

Investment Objective

The Portfolio seeks to provide investors with capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fee	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.08%	0.08%
Acquired Fund Fees and Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses(1)	0.67%	0.92%
Fee Waiver/Expense Reimbursement(2)	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	0.66%	0.91%

(1)
The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

(2)
ALPS Advisors, Inc. (the “Adviser”) and Morningstar Investment Management, LLC (the “Subadviser”) have contractually agreed to jointly waive the management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

16

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same.  After one year, the Example does not take into consideration the Adviser’s and Subadviser’s agreement to waive fees or reimburse expenses.  The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class I	$67	$213	$372	$833
Class II	$93	$292	$508	$1,129

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 27% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”).  For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments.  The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 5% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 95% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio may, from time to time, invest approximately 0-20% of such allocation in Fixed-Income Underlying ETFs and 80-100% of such allocation in Non-Fixed Income Underlying ETFs. Additional Information on the Portfolio’s Investment Strategies can be found in the Portfolio’s Prospectus.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio.  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Management Risk. Any errors in the Subadviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks.  The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses.  As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.
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Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Since the value of these instruments derive from an underlying asset, currency, or index, investments in these Underlying ETFs may involve the risks that (i) the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place, and (ii) other parties to the derivative contract may fail to meet their obligations.

Non-Diversification Risk.  The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the portfolio invests may also be non-diversified.  This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk.  The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Exchange Traded Notes (“ETN”) Risks.  ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked.  ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

Fixed-Income Underlying ETF Risks.  A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Duration Risk, (v) Emerging Markets Risk and (vi) High-Yield Risk.

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Commodity Risk, and (v) Real Estate Investment Trust (REIT) Risk.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Dow Jones Aggressive U.S. Portfolio Index is the Portfolio’s primary benchmark. It is a broad measure of market performance that reflects an aggressive asset allocation portfolio by aggregating the performance of a portfolio constituting 100% of the Dow Jones All Stock Portfolio. The Dow Jones All Stock Portfolio consists of six equally weighted sub-sets of the U.S. equities markets segregated first by market capitalization (large, mid and small company stocks) with each market capitalization then further sub divided based on growth and value investing styles. The Barclays U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market.  The 90% S&P 500 Index/10% Barclays U.S. Aggregate Bond Index is the Portfolio’s secondary benchmark.  This blend attempts to reflect the performance of an aggressive asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings.  The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market.  Each index figure does not reflect any deduction for fees, expenses or taxes.

Class II shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected.  The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.
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Morningstar Aggressive Growth ETF Asset Allocation – Class I

Best Quarter: 06/30/2009 19.29%	Worst Quarter: 12/31/2008 (21.38)%

Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	5 Years	Since Inception (April 30, 2007)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I	(2.65)%	5.65%	2.55%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	(2.83)%	5.39%	2.29%
Dow Jones Aggressive U.S. Portfolio Index	(1.17)%	11.56%	6.45%
90% S&P 500 Index/10% Barclays U.S. Aggregate Bond Index	1.39%	11.68%	6.01%

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio and Morningstar Investment Management, LLC is the investment sub-adviser to the Portfolio.
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Portfolio Managers

Scott Wentsel, CFA ®, CFP®, Chief Investment Officer, Americas.  Mr. Wentsel joined Morningstar Investment Management, LLC (“MIM”) in 2005. He has managed the Portfolio since its inception in 2007.

Jared Watts, Portfolio Manager.  Mr. Watts joined MIM in 2006. Mr. Watts has managed the Portfolio since its inception in 2007.

Carrie Scherkenbach, Portfolio Manager.  Mrs. Scherkenbach joined MIM in 1999. Mrs. Scherkenbach has managed the Portfolio since its inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined MIM in 2005. Mr. Huckstep has managed the Portfolio since July 2012.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are made to arrangements that do not provide for tax-deferral (e.g., certain registered and unregistered separate accounts), the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services.  These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract.  In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

ALPS | ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

Investment Objective

The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “Index”).

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class III
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.29%	0.40%
Shareholder Service Fees	0.15%	0.25%
Other Portfolio Expenses	0.14%	0.15%
Total Annual Fund Operating Expenses	0.99%	1.35%
Fee Waiver/Expense Reimbursement(1)	(0.04)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	0.95%	1.30%

(1)
ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive the management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of either Class I or Class III shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

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Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class I	$97	$311	$543	$1,208
Class III	$132	$423	$734	$1,618

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 59% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. Developed by Alerian, the Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies.

The Index is a composite of North American energy infrastructure companies. Each constituent is assigned to one of four categories: (i) U.S. Energy Infrastructure MLPs, (ii) U.S. General Partners, (iii) U.S. Energy Infrastructure Companies, and (iv) Canadian Energy Infrastructure Companies.

The Portfolio will normally invest at least 90% of its net assets in securities that comprise the Index (or depositary receipts based on such securities).   Under normal conditions, the Portfolio generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Portfolio may purchase a sample of the securities in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.

Pursuant to Section 851(b)(3) of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs.

Unlike direct investments in MLPs, income and losses from the Alerian Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The Alerian Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as Alerian Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations.

U.S. Energy Infrastructure Master Limited Partnerships (MLPs)
MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”).

U.S. energy infrastructure MLPs have principal executive offices located in the U.S. and have elected to be treated as a partnership for U.S. federal income tax purposes. In addition, they earn the majority of pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities. They must (i) own the general partner of a U.S. publicly traded partnership and/or (ii) be in the top 70% of U.S. energy publicly traded partnerships, ranked by market capitalization.
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U.S. General Partners
MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

U.S. General Partners must own the general partner of a publicly traded U.S. Energy Infrastructure MLP. In addition, they must have principal executive offices in the United States, elected to be treated as a corporation for U.S. federal income tax purposes, and earn the majority of pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities.

U.S. Energy Infrastructure Companies
U.S. energy infrastructure companies either (i) earn the majority of pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities and not own the general partner of a U.S. publicly traded partnership, or (ii) earn the majority of pro forma cash flow from the retail distribution of electricity and/or natural gas and own the general partner of a U.S. publicly traded partnership that earns the majority of pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities. In addition, they must have principal executive offices in the United States and elected to be treated as a corporation for U.S. federal income tax purposes.

Canadian Energy Infrastructure Companies
Canadian energy infrastructure companies earn the majority of pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities. In addition, they have principal executive offices located in Canada.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.

Investment Risk.  An investment in the Portfolio is subject to investment risk including the possible loss of the entire principal amount that you invest.

Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Industry Specific Risks. The Portfolio invests primarily in companies engaged in the energy infrastructure sector. Such companies are subject to risks specific to the industry they serve including, but not limited to, the following:

•	reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;
•	new construction risks and acquisition risk which can limit growth potential;
•	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
•	changes in the regulatory environment;
•	extreme weather;
•	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and
•	threats of attack by terrorists.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, as described in more detail in the Prospectus.  MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
22

MLP Tax Risk. MLPs are treated as partnerships for U.S. federal income tax purposes and do not pay U.S. federal income tax at the entity level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being subject to U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and reduced distributions.

U.S. General Partners Risks. U.S. general partners are entities that own the general partner of a U.S. publicly traded partnership. U.S. general partners are exposed to the operational risks associated with MLPs. U.S. general partners are also exposed to the tax risk associated with MLP distributions: if any of the MLPs managed by a U.S. general partner were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the MLP’s ownership of the MLP interests and distributions to the U.S. general partner, and thus to the Fund.

Equity Securities Risk.  Common stock, MLP common units and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, investor sentiment towards the natural resources sector, changes in an issuer’s financial condition and poor performance of a particular issuer.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers (including Canadian issuers) involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers.  Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments.  There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

PFIC Tax Risk. The Portfolio may own shares in foreign investment entities that constitute “passive foreign investment companies” (“PFICs”) for U.S. tax purposes.  In order to avoid U.S. federal income tax and an additional interest charge on any “excess distribution” from PFICs or gain from the disposition of shares of a PFIC, the Portfolio may elect to “mark-to-market” annually its investments in a PFIC, which will result in the Portfolio being taxed as if it had sold and repurchased all the PFIC stock at the end of each year.  Alternatively, in order to avoid the “excess distribution” rules, the Portfolio may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), which would require the Portfolio to include in taxable income its allocable share of the PFIC’s  income and net capital gains annually, regardless of whether it receives distributions from the PFIC.  To make a QEF election, the Fund must obtain certain annual information from the PFICs in which it invests, which may be impossible to obtain.

Issuer Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issues can be more volatile than that of larger issues.

Concentration Risk.  Under normal circumstances, and to the extent consistent with the Portfolio’s investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield performance of the Index, the Portfolio concentrates its investments in the North American Energy Infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Non-Diversification Risk.  The Portfolio is non-diversified under the Investment Company Act of 1940.  This means that the Portfolio has the ability to take larger positions in a smaller number of issuers than a Portfolio that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Replication Management Risk.  Unlike many investment companies, the Portfolio is not “actively” managed.  Therefore, it may not necessarily sell a security solely because the security’s issuer is in financial difficulty unless that security is removed from the Index.

Non-Correlation Risk.  The Portfolio’s return may not match the return of the Index for a number of reasons.  For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Portfolio’s securities holdings to reflect changes in the composition of the Index.
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The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions and expenses.  If the Portfolio utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Alerian Energy Infrastructure Index is a composite of North American energy infrastructure companies.

Class III shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class III shares. Accordingly, performance would have been lower if Class III expenses were reflected.  The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Best Quarter: 06/30/2014 14.86%	Worst Quarter: 09/30/2015 (23.46)%

Average Annual Total Returns
( for the periods ended December 31, 2015)

	1 Year	Since Inception (May 1, 2013)
ALPS | Alerian Energy Infrastructure Portfolio – Class I	(37.71)%	(10.05)%
ALPS | Alerian Energy Infrastructure Portfolio – Class III	(37.92)%	(10.45)%
Alerian Energy Infrastructure Index	(37.14)%	(8.93)%

Investment Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio.
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Portfolio Managers

Michael Akins, Senior Vice President, Director - Index Management, of the Adviser. Mr. Akins has managed the Portfolio since its inception.

Ryan Mischker, Manager - Index Management, of the Adviser. Mr. Mischker has managed the Portfolio since June 2015.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are made to arrangements that do not provide for tax-deferral (e.g., certain registered and unregistered separate accounts), the distributions will be taxed as ordinary income or capital gains. A portion of the Portfolio’s distributions is also expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable to you, but reduce your tax basis in your Portfolio Shares.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services.  These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

Investment Objective

The investment objective of the Portfolio is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class III
Management Fee	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	5.10%	4.76%
Shareholder Service Fee	0.15%	0.25%
Other Portfolio Expenses	4.95%	4.51%
Acquired Fund Fees and Expenses(1)	0.52%	0.52%
Total Annual Fund Operating Expenses	6.52%	6.43%
Fee Waiver/Expense Reimbursement(2)	(4.90)%	(4.46)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	1.62%	1.97%

(1)
The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the acquired funds.

(2)
ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.95% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2017.  The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

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Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same.  After one year, the Example does not take into consideration the Adviser’s agreement to waive fees and/or reimburse expenses.  The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class I	$165	$1,492	$2,781	$5,841
Class III	$200	$1,506	$2,176	$5,801

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 12% of the average value of the Portfolio.

Principal Investment Strategies

To achieve its objective, the Portfolio will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies. The determination of whether a company is a Listed Private Equity Company will be made at the time of purchase and a portfolio company’s status will not vary solely as a result of fluctuations in the value of its assets or as a result of the progression of its holdings through the normal stages of a private equity company, including the exit stage. A portfolio company is considered to have a stated intention of investing primarily in private companies if it meets the criteria above under normal circumstances, notwithstanding temporary fluctuations in the public/private values of its private equity portfolio. The inclusion of a company in a recognized Listed Private Equity index will be considered a primary factor in the determination of whether a company is a Listed Private Equity Company.

Red Rocks Capital LLC (the “Sub-Adviser”) selects investments from the Listed Private Equity Company universe pursuant to a proprietary selection methodology using quantitative and qualitative historical results and commonly used financial measurements such as: price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis. In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover. Lastly, the Sub-Adviser looks to allocate the portfolio directly and indirectly amongst industry sectors, geographic locations, stage of investment and the year in which the private equity firm or fund makes a commitment or an investment in a fund, asset or business (“vintage year”).

The Portfolio’s policy to invest, at least 80% of its net assets in Listed Private Equity Companies, under normal market conditions, may not be changed without written notification to shareholders at least sixty (60) days prior to any change in such policy.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio.  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.
26

Market Risk.  Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Portfolio’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Managed Portfolio Risk.  Any failure by the Sub-Adviser to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

Private Equity Risk.  There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately–held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.  In addition to the risks associated with the Portfolio’s direct investments, the Portfolio is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Portfolio invests. Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, valuation risk, credit risk and managed portfolio risk.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad.  In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Emerging Markets Risk. To the extent that the Portfolio invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Red Rocks Global Listed Private Equity Index includes securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies.

Class III shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class III shares. Accordingly, performance would have been lower if Class III expenses were reflected.  The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.
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ALPS | Red Rocks Listed Private Equity Portfolio – Class I

Best Quarter: 06/30/2015 3.69%	Worst Quarter: 09/30/2015 (8.01)%

Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	Since Inception (October 24, 2014)
ALPS | Red Rocks Listed Private Equity Portfolio – Class I	(1.08)%	3.08%
ALPS | Red Rocks Listed Private Equity Portfolio – Class III	(1.32)%	2.79%
MSCI World Index	(0.32)%	2.15%
Red Rocks Global Listed Private Equity Index	1.31%	4.70%

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. (“Adviser”) is the investment adviser to the Portfolio and Red Rocks Capital LLC (the “Sub-Adviser”) is the investment sub-adviser to the Portfolio.

Portfolio Managers

Adam Goldman, Co-Founder and Managing Director of the Sub-Adviser, has been portfolio manager of the Portfolio since its inception.

Mark Sunderhuse, Co-Founder and Managing Director of the Sub-Adviser, has been portfolio manager of the Portfolio since its inception.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are made to arrangements that do not provide for tax-deferral (e.g., certain registered and unregistered separate accounts), the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.
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ALPS | STADION TACTICAL DEFENSIVE PORTFOLIO

Investment Objective

The investment objective of the Portfolio is to seek capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class III
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	1.27%	1.16%
Shareholder Service Fee	0.15%	0.25%
Other Portfolio Expenses	1.12%	0.91%
Acquired Fund Fees and Expenses	0.25%	0.25%
Total Annual Fund Operating Expenses(1)	2.27%	2.41%
Fee Waiver/Expense Reimbursement(2)	(1.07)%	(0.86)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	1.20%	1.55%

(1)
The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

(2)
ALPS Advisors, Inc. (the “Adviser”) and Stadion Money Management, LLC (the “Sub-Adviser”) have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2017.  The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Sub-Adviser’s agreement to waive fees and/or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class I	$122	$606	$1,117	$2,519
Class III	$158	$669	$1,207	$2,677

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.
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During the most recent fiscal year, the Portfolio’s turnover rate was 839% of the average value of the Portfolio.

Principal Investment Strategies

To achieve its investment objective, the Portfolio invests primarily in and allocates its investments primarily between Fund Investments (defined below) that the Sub-Adviser believes have the potential for capital appreciation and Cash Positions (defined below). “Fund Investments” include actively managed or index-based ETFs (exchange traded funds), groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds or other index- or sector-based groups of related securities), and index-based mutual funds or other investment companies. Index-based ETFs are funds traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to correspond with the performance of a securities index. Alternatively, an ETF may be actively managed in accordance with a particular investment objective and strategy, similar to other non-index based investment companies.  “Cash Positions” include cash and short-term, highly liquid investments such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other cash or cash equivalent positions.

In allocating the Portfolio’s assets, the Sub-Adviser uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Sub-Adviser’s model by a weighted average score) based on a number of technical indicators examined by the Sub-Adviser. The technical indicators examined by the Sub-Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (i.e., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value).

Based on its allocation model, the Sub-Adviser seeks to evaluate the risk levels for different markets and market sectors. For example, the Sub-Adviser will use the model to make a technical determination of the risk that different markets or market sectors will decline. The Sub-Adviser then seeks to participate in markets and market sectors with low risk scores by purchasing or increasing its exposure to Fund Investments tracking applicable equity markets or market sectors, and seeks to divest investments in markets and market sectors with high risk scores by selling interests or reducing investment exposure in Fund Investments tracking equity markets or market sectors in favor of fixed-income Fund Investments or Cash Positions.

To participate in markets and market sectors, the Sub-Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Sub-Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Portfolio may invest up to 100% of its portfolio in Fund Investments that have portfolios comprised primarily of equity securities of domestic or foreign companies of any size in any sector.  The Portfolio may also invest up to 100% of its portfolio in fixed-income Fund Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality, or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized rating agencies or, if not rated, are of equivalent quality in the opinion of the Sub-Adviser. Under normal conditions, the sub-adviser expects total Cash Positions to range from 0% to 50% of the Portfolio’s assets.

Under normal conditions, the Portfolio will generally invest as follows:

•
The Core Position. Approximately 50% of the Portfolio’s assets will be invested in one or more broad-based equity or fixed-income Fund Investments, such as the S&P 500 Index, the Russell 2000 Index, the S&P 400 Mid-Cap Index, the Dow Jones Industrial Index, the Barclays U.S. Aggregate Bond Index, and the EAFE (Europe, Australia and Far East) Index or market sector Fund Investments, such as those tracking healthcare, utilities, real estate, financial, technology, consumer goods or other indexes (the “Core Position”). The mix of investments within the Portfolio’s Core Position may change frequently as the Sub-Adviser deems appropriate or necessary based upon its analysis and allocation models. However, through the Core Position, the Portfolio will be exposed to the performance of selected U.S. or international equity or debt markets as a whole, or sector indexes, regardless of market conditions or risk.

•
The Satellite Position. Approximately 50% of the Portfolio’s assets will be invested primarily in market sector Fund Investments, fixed-income Fund Investments, or Cash Positions using an allocation model and risk-based ranking system (the “Satellite Position”). The Satellite Position is not designed to hedge the Core Position; however, some investment positions may hedge, or have the effect of hedging, a portion of the Core Position from time to time, while some may amplify risks of the Core Position.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio.  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.  Unless stated otherwise, the principal risks described below are applicable to the Portfolio directly and indirectly through the Fund Investments in which the Portfolio invests.
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Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Portfolio’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Management Risk. Any failure by the Sub-Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

Equity Securities Risk. Equity securities investments, including underlying Fund Investments with exposure to equity securities, will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk and (ii) Foreign Securities Risk.

Asset Concentration Risk. To the extent that the Portfolio holds positions that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Fixed Income Risk.  Fixed income investments, including underlying Fund Investments with exposure to fixed-income securities, will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Liquidity Risk and (v) Duration Risk.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in ETFs or other investment companies, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of such ETFs or other investment companies in addition to the Portfolio’s own fees and expenses.  As a result, your cost of investing will be higher than the cost of investing directly in the ETFs or other investment companies and may be higher than mutual funds that invest directly in stocks and bonds.

ETF Risks. ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the ETF may fail to achieve close correlation with the index that it tracks.

Tracking Risk. Fund Investments in which the Portfolio invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund Investments in which the Portfolio invests may incur expenses not incurred by their applicable indices, especially when rebalancing holdings to reflect changes in the composition of an index. Certain securities comprising the indices tracked by the Fund Investments may, from time to time, temporarily be unavailable, which may further impede the Fund Investments’ ability to track their applicable indices or match their performance.

Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

Risks Related to Portfolio Turnover. As a result of its trading strategies, the Portfolio may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Portfolio due to these increased costs.

U.S. Government Securities Risk.  Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government.  In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself.  The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risks Related to Investments in Money Market Mutual Funds. Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Portfolio will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.
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Cash Position Risk.  The Portfolio’s ability to meet its investment objective may be limited to the extent it holds significant Cash Positions in periods when markets are rising.

Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Barclays U.S. Aggregate Bond Index is an index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the U.S. bond market.  The 80% S&P 500 Index/20% Barclays U.S. Aggregate Bond Index is the Portfolio’s secondary benchmark.  This blend attempts to reflect the performance of an aggressive asset allocation portfolio made of the aforementioned widely accepted benchmarks at their respective target weightings.  The S&P 500 Index consists of the 500 largest stocks in the U.S. equity markets and is a widely accepted barometer of the market due to its current representation of approximately 75% of the total U.S. equities market.  Each index figure does not reflect any deduction for fees, expenses or taxes.

Class III shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class III shares. Accordingly, performance would have been lower if Class III expenses were reflected.  The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

ALPS | Stadion Tactical Defensive Portfolio – Class I

Best Quarter: 03/31/2015 (1.88)%	Worst Quarter: 06/30/2015 (3.25)%
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Average Annual Total Returns
(for the periods ended December 31, 2015)

	1 Year	Since Inception (April 30, 2014)
ALPS | Stadion Tactical Defensive Portfolio – Class I	(9.35)%	(2.08)%
ALPS | Stadion Tactical Defensive Portfolio – Class III	(9.34)%	(2.24)%
S&P 500 Index	1.38%	7.24%
Barclays U.S Aggregate Bond Index	0.55%	2.22%
80% S&P 500 Index / 20% Barclays U.S. Aggregate Bond Index	1.37%	6.32%

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio and Stadion Money Management, LLC (“Stadion”) is the investment sub-adviser to the Portfolio.

Portfolio Managers

Brad A. Thompson, CFA®, Portfolio Manager.  Mr. Thompson joined Stadion in 2006. He has managed the Portfolio since its inception.

Clayton Fresk, CFA®, Portfolio Manager, Mr. Fresk joined Stadion in 2009. He has managed the portfolio since April 2016.

William McGough, CFA®, Portfolio Manager. Mr. McGough joined Stadion in 2003. He has managed the Portfolio since its inception.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are made to arrangements that do not provide for tax-deferral (e.g., certain registered and unregistered separate accounts), the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services.  These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract.  In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

ALPS | STADION TACTICAL GROWTH PORTFOLIO

Investment Objective

The investment objective of the ALPS | Stadion Tactical Growth Portfolio (the “Portfolio”) is to seek long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.
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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class III
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	6.41%	5.30%
Shareholder Service Fee	0.15%	0.25%
Other Portfolio Expenses	6.26%	5.05%
Acquired Fund Fees and Expenses	0.24%	0.24%
Total Annual Fund Operating Expenses(1)	7.40%	6.54%
Fee Waiver/Expense Reimbursement(2)	(6.21)%	(5.00)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	1.19%	1.54%

(1)
The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the ETFs and other investment companies.

(2)
ALPS Advisors, Inc. (the “Adviser”) and Stadion Money Management, LLC (the “Sub-Adviser”) have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of the Portfolio’s Class I  or Class III shares average daily net assets through April 29, 2017.  The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Sub-Adviser’s agreement to waive fees and/or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class I	$121	$1,621	$3,053	$6,352
Class III	$157	$1,489	$3,782	$5,850

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 180% of the average value of the Portfolio.

Principal Investment Strategies

To achieve its investment objective, the Portfolio invests primarily in actively managed or index-based exchange traded funds (“ETFs”), mutual funds and other investment companies, and groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) (collectively, “Fund Investments”) that the Adviser or Sub-Adviser believes have the potential for capital appreciation. The Portfolio's investment strategy will emphasize growth style investing, but Fund Investments may also at times have value characteristics.

In allocating the Portfolio’s assets, the Sub-Adviser uses a proprietary quantitative research process to determine current risk in the broad equity markets, as well as to determine the Portfolio's:

•	optimum cash position;
•	weighting between the value and growth segments of the market;
•	sector and industry allocation; and
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•	domestic and international exposure.

The Sub-Adviser generally will search for investments that exhibit attractive valuations on several metrics. To participate in markets and market sectors, the Sub-Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Sub-Adviser believes are a convenient way to invest in both broad market indexes and market sector indexes.

The Sub-Adviser retains the flexibility to allocate among equity or fixed-income Fund Investments as determined to be suitable for the Portfolio. The Portfolio may invest up to 100% of its assets in Fund Investments that have portfolios comprised of equity securities (including domestic or foreign companies of any size in any sector) or fixed-income securities (including domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity, yield or quality rating, including investment grade and high yield, non-investment grade fixed income securities (commonly known as “junk bonds”)).The mix of fixed income and equity Fund Investments may be substantially over-weighted or under-weighted in favor of fixed income or equities, depending on prevailing market conditions. The Portfolio may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

The Sub-Adviser generally sells a security under one or more of the following conditions:

•	the security reaches the Sub-Adviser's appraised value;
•	there is a more attractively priced Fund Investment or other security as an alternative;
•	the optimum Cash Position has changed based on the Sub-Adviser’s quantitative research;
•	the weighting between the value and growth segments of the market have changed based on the Sub-Adviser’s quantitative research;
•	the weighting between sector and industry allocations have changed based on the Sub-Adviser’s quantitative research; or
•	the weighting between domestic and international exposure have changed based on the Sub-Adviser’s quantitative research.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio.  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the prospectus.  Unless stated otherwise, the principal risks described below are applicable to the Portfolio directly and indirectly through the Fund Investments in which the Portfolio invests.

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Portfolio’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Management Risk. Any failure by the Sub-Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

Growth Securities Risk: The Portfolio may invest in growth-oriented companies that the Adviser or Sub-Adviser believes, as applicable, will have revenue and earnings that grow faster than the economy as a whole. These companies may offer above-average prospects for capital appreciation with little or no emphasis on dividend income. It is possible that the Portfolio’s return could be negatively impacted if the Adviser’s or Sub-Adviser’s, as applicable, perceptions of a company’s growth potential are wrong, and the securities purchased may not perform as expected.

Value Securities Risk: The Portfolio may invest in value-oriented companies that the Adviser or Sub-Adviser, as applicable, believes to be undervalued or selling at a discount to their intrinsic value. Investments in these companies are subject to the risk that the market may never fully realize a company’s intrinsic value or that the Adviser’s or Sub-Adviser’s, as applicable, perceptions of a company’s value potential are wrong, and the securities purchased may not perform as expected.

Foreign Securities Risk. Foreign securities held by the Portfolio are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political and/or diplomatic instability, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets, including expropriation or confiscatory taxation), different trading practices, different accounting and reporting requirements, less government supervision, less publicly available information, limited trading markets and greater volatility.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.
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Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Portfolio does not intend to invest in any particular sector or sectors, the Portfolio may, from time to time, emphasize investments in one or more sectors.

Commodity Risk. The Portfolio may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals. Thus, the Portfolio may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Fixed Income Risk. Fixed income investments, including underlying Fund Investments with exposure to fixed-income securities, will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Interest Rate Risk, (iv) Liquidity Risk and (v) Duration Risk.

High-Yield Risk. Investment in securities which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

ETF Risks. ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the ETF may fail to achieve close correlation with the index that it tracks.

Risk of Investing in Other Investment Companies. To the extent the Portfolio invests in other investment companies, such as ETFs, the Portfolio’s shareholders will indirectly bear a proportionate share of any fees and expenses of the underlying investment company in addition to the Portfolio’s own fees and expenses. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees. As a result, your cost of investing will be higher than the cost of investing directly in the underlying investment funds and may be higher than mutual funds that invest directly in stocks and bonds.  Investments by the Portfolio in other investment companies may be subject to restrictions under applicable laws, and absent exemptive relief, may affect the Portfolio’s ability to allocate investments in a manner that the Sub-Adviser considers optimal.

Tracking Risk. Fund Investments in which the Portfolio invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund Investments in which the Portfolio invests may incur expenses not incurred by their applicable indices, especially when rebalancing holdings to reflect changes in the composition of an index. Certain securities comprising the indices tracked by the Fund Investments may, from time to time, temporarily be unavailable, which may further impede the Fund Investments’ ability to track their applicable indices or match their performance.

Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

Risks Related to Portfolio Turnover. As a result of its trading strategies, the Portfolio may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Portfolio due to these increased costs.

Risks Related to Investments in Money Market Mutual Funds. Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Portfolio will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.
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Derivatives Risk. The Portfolio may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Derivative instruments may be difficult to value and may be subject to substantial fluctuations in valuations caused by, among other things, changes in the value of the underlying asset. Derivative instruments may be volatile, and the potential loss on a derivative position may exceed the initial investment. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, or that the holder of the derivative instrument is unable to close out a position, which could cause losses.

In particular, the Portfolio may utilize, or may have indirect exposure to, the following types of instruments:

Options. Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The value of the Portfolio’s positions (or those of an underlying investment) in options fluctuates in response to changes in the value of the underlying security. The Portfolio or the underlying investment also risks losing all or part of the cash paid for purchasing call and put options.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio or underlying investment and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) transaction costs associated with investments in futures, including margin requirements.

New Portfolio Risk. The Portfolio does not yet have a full calendar year of performance history for investors to evaluate.

Performance

As of the date of this Prospectus, the Portfolio has not yet completed a full calendar year of investment operations.  When the Portfolio has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns compared to benchmarks selected for the Portfolio.  Updated performance information will be available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Investment Adviser and Sub-Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio and Stadion Money Management, LLC (“Stadion”) is the investment sub-adviser to the Portfolio.

Portfolio Managers

Paul M. Frank, Senior Portfolio Manager. Mr. Frank joined Stadion in 2013. He has been the Lead Portfolio Manager of the Portfolio since its inception.

Brad A. Thompson, CFA®, Chief Investment Officer. Mr. Thompson joined Stadion in 2006. He has managed the Portfolio since its inception.

William McGough, CFA®, Senior Vice President – Portfolio Management. Mr. McGough joined Stadion in 2003. He has managed the Portfolio since its inception.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are made to arrangements that do not provide for tax-deferral (e.g., certain registered and unregistered separate accounts), the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.
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THE PORTFOLIOS

This Prospectus describes nine of the portfolios (the “Portfolios”) of ALPS Variable Investment Trust, a Delaware statutory trust (the “Trust”). The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios (“Shares”) are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts.  Shares are not offered to the general public.

This Prospectus includes important information about the Portfolios that you should know before investing. You should read this Prospectus and keep it for future reference. You also should read the separate account prospectus for the variable annuity contract or variable life insurance policy that you want to purchase. The separate account prospectus provided by your intermediary contains important information about the contract, your investment options, the separate accounts and expenses related to purchasing a variable annuity contract or variable life insurance policy.

There are ten Portfolios in the Trust:  Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, and Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each of the foregoing an “Morningstar Portfolio,” and collectively, the “Morningstar Portfolios”), ALPS/Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), ALPS/Stadion Tactical Defensive Portfolio (the “Stadion Defensive Portfolio”), ALPS/Stadion Tactical Growth Portfolio (the “Stadion Growth Portfolio”) (collectively with the Stadion Defensive Portfolio, the “Stadion Portfolios”), the ALPS | Red Rocks Listed Private Equity Portfolio (the “Red Rocks Portfolio”) and the ALPS | QMA Market Participation Portfolio (the “QMA Portfolio”), which is not described in this Prospectus. The Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio and Morningstar Aggressive Growth ETF Asset Allocation Portfolio each offer Class I and Class II shares.  The Stadion Portfolios, the Alerian Portfolio and Red Rocks Portfolio each offer Class I and Class III shares.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not discussed in this Prospectus. Detailed information about the fees associated with your investment program can be found in the accompanying disclosure document included with this Prospectus.  You may incur additional fees, and be subject to different terms and conditions depending on your tax situation.

THE PORTFOLIOS’ PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote.  If there is a material change to the investment objective or principal investment strategy, you should consider whether the Morningstar Conservative ETF Asset Allocation Portfolio (“Portfolio”) remains an appropriate investment for you.  There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The Portfolio seeks to provide investors with current income and preservation of capital.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”).  The Portfolio will notify you in writing at least 60 days before making any changes to this policy.  For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments.  The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.
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The Portfolio typically expects to allocate its investments in Underlying ETFs such that 80% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 20% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio may from time to time invest approximately 70-90% of such allocation in Fixed-Income Underlying ETFs and 10-30% of such allocation in Non-Fixed Income Underlying ETFs.

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes.  Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Morningstar Investment Management, LLC, as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings
Large Cap Growth U.S. Equities	0-20%
Large Cap Value U.S. Equities	0-20%
Small Cap Growth U.S. Equities	0-5%
Small Cap Value U.S. Equities	0-5%
Real Estate Investment Trusts	0-5%
International (non-U.S.) Equities	0-20%
Emerging Markets Equities	0-5%
Core U.S. Bonds	0-40%
Treasury Inflation Protected Securities	0-40%
Short-Term Bonds	0-80%
Commodities	0-10%
Cash	0-80%
High Yield Bonds	0-15%
Emerging Market Bonds	0-15%

Principal Investment Risks

Management Risk. The Subadviser’s skill in setting the Portfolio’s asset allocation ranges described above will play a large part in determining whether the Portfolio is able to achieve its investment objective. If the Subadviser’s projections about the prospects for individual Underlying ETFs are incorrect, such errors in judgment by the Subadviser may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, which are typically open-end investment companies or unit investment trusts.  By investing in securities of an Underlying ETF, the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses.  As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.  Also, the Portfolio may be prevented from fully allocating assets to a particular Underlying ETF due to fund-of-funds investment limitations.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an Underlying ETF’s shares may not develop or be maintained; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the Underlying ETF’s returns from that of its corresponding index.  Some Underlying ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the Underlying ETFs will be borne by the Portfolio.
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Asset Concentration Risk. The Portfolio may have positions in Underlying ETFs that invest in a particular sector or asset class. A particular market sector or asset class can be more volatile or underperform relative to benchmarks or indexes reflecting the market as a whole. To the extent that the Portfolio holds Underlying ETFs that invest in a particular sector, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Some Underlying ETFs may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Investments in these Underlying ETFs may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Non-Diversification Risk.  The Portfolio is non-diversified under the Investment Company Act of 1940.  In addition, the Underlying ETFs in which the portfolio invests may also be non-diversified.  This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified.” Therefore, the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk.  The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities such as small-capitalization stocks or securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage.  Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and therefore may affect the performance of the Portfolio.

Conflicts of Interest Risk.  The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers.  For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to several ETFs which could be purchased as an Underlying ETF (“ALPS Clients’ ETFs”).  While the Subadviser does not currently anticipate purchasing any of the ALPS Clients’ ETFs as part of the allocations for the Portfolio, it is possible that the ALPS Clients’ ETFs could be used in a Portfolio at some time in the future.  If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in ALPS Clients’ ETFs.  Similarly, the Subadviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”). Morningstar is engaged in the business of providing ratings and analysis on financial products, such as the Portfolio.  A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are subadvised by the Subadviser.  The Subadviser and Morningstar have adopted procedures that address this situation.  Additional information concerning these potential conflicts of interest can be found in the Statement of Additional Information (“SAI”).

Exchange Traded Notes (“ETN”) Risks.  The Portfolio may invest in ETNs, which are debt securities linked to an underlying index.  Similar to ETFs, an ETN’s valuation is derived, in part, from the value of the index to which it is linked.  ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.  ETNs will be excluded from the definition of ETFs for the purposes of determining whether at least 80% of its net assets plus the amount of any borrowings for investment purposes of the Portfolio are invested in securities of exchange-traded funds.

Fixed-Income Underlying ETF Risks.  A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held by a Fixed-Income Underlying ETF will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fixed-Income Underlying ETFs may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities held in a Fixed-Income Underlying ETF with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.
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High-Yield Risk. Investment in Underlying ETFs which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals.  Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk.  Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote.  If there is a material change to the investment objective or principal investment strategy, you should consider whether the Morningstar Income and Growth ETF Asset Allocation Portfolio (“Portfolio”) remains an appropriate investment for you.  There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The Portfolio seeks to provide investors with current income and capital appreciation.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”).  The Portfolio will notify you in writing at least 60 days before making any changes to this policy.  For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments.  The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 60% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 40% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio may from time to time invest approximately 50-70% of such allocation in Fixed-Income Underlying ETFs and 30-50% of such allocation in Non-Fixed Income Underlying ETFs.
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The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes.  Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Morningstar Investment Management, LLC, as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings
Large Cap Growth U.S. Equities	0-30%
Large Cap Value U.S. Equities	0-30%
Small Cap Growth U.S. Equities	0-10%
Small Cap Value U.S. Equities	0-10%
Real Estate Investment Trusts	0-10%
International (non-U.S.) Equities	0-30%
Emerging Markets Equities	0-5%
Core U.S. Bonds	0-40%
Treasury Inflation Protected Securities	0-30%
Short-Term Bonds	0-60%
Commodities	0-10%
Cash	0-60%
High Yield Bonds	0-15%
Emerging Market Bonds	0-15%

Principal Investment Risks

Management Risk. The Subadviser’s skill in setting the Portfolio’s asset allocation ranges described above will play a large part in determining whether the Portfolio is able to achieve its investment objective. If the Subadviser’s projections about the prospects for individual Underlying ETFs are incorrect, such errors in judgment by the Subadviser may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks.  The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, which are typically open-end investment companies or unit investment trusts.  By investing in securities of an Underlying ETF, the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses.  As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.  Also, the Portfolio may be prevented from fully allocating assets to a particular Underlying ETF due to fund-of-funds investment limitations.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an Underlying ETF’s shares may not develop or be maintained; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the Underlying ETF’s returns from that of its corresponding index.  Some Underlying ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the Underlying ETFs will be borne by the Portfolio.

Asset Concentration Risk. The Portfolio may have positions in Underlying ETFs that invest in a particular sector or asset class. A particular market sector or asset class can be more volatile or underperform relative to benchmarks or indexes reflecting the market as a whole. To the extent that the Portfolio holds Underlying ETFs that invest in a particular sector, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.
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Derivatives Risk. Some Underlying ETFs may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Investments in these Underlying ETFs may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Non-Diversification Risk.  The Portfolio is non-diversified under the Investment Company Act of 1940.  In addition, the Underlying ETFs in which the portfolio invests may also be non-diversified.  This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified.” Therefore, the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk.  The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities such as small-capitalization stocks or securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage.  Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and therefore may affect the performance of the Portfolio.

Conflicts of Interest Risk.  The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers.  For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to several ETFs which could be purchased as an Underlying ETF (“ALPS Clients’ ETFs”).  While the Subadviser does not currently anticipate purchasing any of the ALPS Clients’ ETFs as part of the allocations for the Portfolio, it is possible that the ALPS Clients’ ETFs could be used in a Portfolio at some time in the future.  If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in ALPS Clients’ ETFs.  Similarly, the Subadviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”). Morningstar is engaged in the business of providing ratings and analysis on financial products, such as the Portfolio.  A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are subadvised by the Subadviser.  The Subadviser and Morningstar have adopted procedures that address this situation.  Additional information concerning these potential conflicts of interest can be found in the Statement of Additional Information (“SAI”).

Exchange Traded Notes (“ETN”) Risks.  The Portfolio may invest in ETNs, which are debt securities linked to an underlying index.  Similar to ETFs, an ETN’s valuation is derived, in part, from the value of the index to which it is linked.  ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.  ETNs will be excluded from the definition of ETFs for the purposes of determining whether at least 80% of its net assets plus the amount of any borrowings for investment purposes of the Portfolio are invested in securities of exchange-traded funds.

Fixed-Income Underlying ETF Risks.  A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held by a Fixed-Income Underlying ETF will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fixed-Income Underlying ETFs may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities held in a Fixed-Income Underlying ETF with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Risk. Investment in Underlying ETFs which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
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Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals.  Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk.  Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

MORNINGSTAR BALANCED ETF ASSET ALLOCATION PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote.  If there is a material change to the investment objective or principal investment strategy, you should consider whether the Morningstar Balanced ETF Asset Allocation Portfolio (“Portfolio”) remains an appropriate investment for you.  There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The Portfolio seeks to provide investors with capital appreciation and some current income.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”).  The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments.  The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 40% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 60% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 30-50% of such allocation in Fixed-Income Underlying ETFs and 50-70% of such allocation in Non-Fixed Income Underlying ETFs.
44

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes.  Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Morningstar Investment Management, LLC, as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings
Large Cap Growth U.S. Equities	0-30%
Large Cap Value U.S. Equities	0-30%
Small Cap Growth U.S. Equities	0-15%
Small Cap Value U.S. Equities	0-15%
Real Estate Investment Trusts	0-15%
International (non-U.S.) Equities	0-30%
Emerging Markets Equities	0-10%
Core U.S. Bonds	0-30%
Treasury Inflation Protected Securities	0-20%
Short-Term Bonds	0-40%
Commodities	0-10%
Cash	0-40%
High Yield Bonds	0-15%
Emerging Market Bonds	0-15%

Principal Investment Risks

Management Risk. The Subadviser’s skill in setting the Portfolio’s asset allocation ranges described above will play a large part in determining whether the Portfolio is able to achieve its investment objective. If the Subadviser’s projections about the prospects for individual Underlying ETFs are incorrect, such errors in judgment by the Subadviser may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks.  The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, which are typically open-end investment companies or unit investment trusts.  By investing in securities of an Underlying ETF, the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses.  As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.  Also, the Portfolio may be prevented from fully allocating assets to a particular Underlying ETF due to fund-of-funds investment limitations.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an Underlying ETF’s shares may not develop or be maintained; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the Underlying ETF’s returns from that of its corresponding index.  Some Underlying ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the Underlying ETFs will be borne by the Portfolio.

Asset Concentration Risk. The Portfolio may have positions in Underlying ETFs that invest in a particular sector or asset class. A particular market sector or asset class can be more volatile or underperform relative to benchmarks or indexes reflecting the market as a whole. To the extent that the Portfolio holds Underlying ETFs that invest in a particular sector, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Some Underlying ETFs may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Investments in these Underlying ETFs may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.
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Non-Diversification Risk.  The Portfolio is non-diversified under the Investment Company Act of 1940.  In addition, the Underlying ETFs in which the portfolio invests may also be non-diversified.  This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified.” Therefore, the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk.  The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities such as small-capitalization stocks or securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage.  Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and therefore may affect the performance of the Portfolio.

Conflicts of Interest Risk.  The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers.  For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to several ETFs which could be purchased as an Underlying ETF (“ALPS Clients’ ETFs”).  While the Subadviser does not currently anticipate purchasing any of the ALPS Clients’ ETFs as part of the allocations for the Portfolio, it is possible that the ALPS Clients’ ETFs could be used in a Portfolio at some time in the future.  If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in ALPS Clients’ ETFs.  Similarly, the Subadviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”). Morningstar is engaged in the business of providing ratings and analysis on financial products, such as the Portfolio.  A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are subadvised by the Subadviser.  The Subadviser and Morningstar have adopted procedures that address this situation.  Additional information concerning these potential conflicts of interest can be found in the Statement of Additional Information (“SAI”).

Exchange Traded Notes (“ETN”) Risks.  The Portfolio may invest in ETNs, which are debt securities linked to an underlying index.  Similar to ETFs, an ETN’s valuation is derived, in part, from the value of the index to which it is linked.  ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.  ETNs will be excluded from the definition of ETFs for the purposes of determining whether at least 80% of its net assets plus the amount of any borrowings for investment purposes of the Portfolio are invested in securities of exchange-traded funds.

Fixed-Income Underlying ETF Risks.  A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held by a Fixed-Income Underlying ETF will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fixed-Income Underlying ETFs may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities held in a Fixed-Income Underlying ETF with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Risk. Investment in Underlying ETFs which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.
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Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals.  Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk.  Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

MORNINGSTAR GROWTH ETF ASSET ALLOCATION PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote. If there is a material change to the investment objective or principal investment strategy, you should consider whether the Morningstar Growth ETF Asset Allocation Portfolio (“Portfolio”) remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The Portfolio seeks to provide investors with capital appreciation.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”).  The Portfolio will notify you in writing at least 60 days before making any changes to this policy.  For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments.  The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 20% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 80% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio may, from time to time, invest approximately 10-30% of such allocation in Fixed-Income Underlying ETFs and 70-90% of such allocation in Non-Fixed Income Underlying ETFs.

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes.  Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Morningstar Investment Management, LLC, as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.
47

Asset Class	Percentage of Underlying ETF Holdings
Large Cap Growth U.S. Equities	0-40%
Large Cap Value U.S. Equities	0-40%
Small Cap Growth U.S. Equities	0-20%
Small Cap Value U.S. Equities	0-20%
Real Estate Investment Trusts	0-20%
International (non-U.S.) Equities	0-30%
Emerging Markets Equities	0-10%
Core U.S. Bonds	0-20%
Treasury Inflation Protected Securities	0-10%
Short-Term Bonds	0-20%
Commodities	0-10%
Cash	0-20%
High Yield Bonds	0-15%
Emerging Market Bonds	0-15%

Principal Investment Risks

Management Risk. The Subadviser’s skill in setting the Portfolio’s asset allocation ranges described above will play a large part in determining whether the Portfolio is able to achieve its investment objective. If the Subadviser’s projections about the prospects for individual Underlying ETFs are incorrect, such errors in judgment by the Subadviser may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks.  The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, which are typically open-end investment companies or unit investment trusts.  By investing in securities of an Underlying ETF, the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses.  As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.  Also, the Portfolio may be prevented from fully allocating assets to a particular Underlying ETF due to fund-of-funds investment limitations.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an Underlying ETF’s shares may not develop or be maintained; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the Underlying ETF’s returns from that of its corresponding index.  Some Underlying ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the Underlying ETFs will be borne by the Portfolio.

Asset Concentration Risk. The Portfolio may have positions in Underlying ETFs that invest in a particular sector or asset class. A particular market sector or asset class can be more volatile or underperform relative to benchmarks or indexes reflecting the market as a whole. To the extent that the Portfolio holds Underlying ETFs that invest in a particular sector, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Some Underlying ETFs may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Investments in these Underlying ETFs may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940.  In addition, the Underlying ETFs in which the portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified.” Therefore, the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
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Market Timing Risk.  The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities such as small-capitalization stocks or securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage.  Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and therefore may affect the performance of the Portfolio.

Conflicts of Interest Risk.  The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers.  For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to several ETFs which could be purchased as an Underlying ETF (“ALPS Clients’ ETFs”).  While the Subadviser does not currently anticipate purchasing any of the ALPS Clients’ ETFs as part of the allocations for the Portfolio, it is possible that the ALPS Clients’ ETFs could be used in a Portfolio at some time in the future.  If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in ALPS Clients’ ETFs.  Similarly, the Subadviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”). Morningstar is engaged in the business of providing ratings and analysis on financial products, such as the Portfolio.  A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are subadvised by the Subadviser.  The Subadviser and Morningstar have adopted procedures that address this situation.  Additional information concerning these potential conflicts of interest can be found in the Statement of Additional Information (“SAI”).

Exchange Traded Notes (“ETN”) Risks.  The Portfolio may invest in ETNs, which are debt securities linked to an underlying index.  Similar to ETFs, an ETN’s valuation is derived, in part, from the value of the index to which it is linked.  ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.  ETNs will be excluded from the definition of ETFs for the purposes of determining whether at least 80% of its net assets plus the amount of any borrowings for investment purposes of the Portfolio are invested in securities of exchange-traded funds.

Fixed-Income Underlying ETF Risks.  A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held by a Fixed-Income Underlying ETF will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fixed-Income Underlying ETFs may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities held in a Fixed-Income Underlying ETF with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Risk. Investment in Underlying ETFs which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.
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Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals.  Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk.  Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote.  If there is a material change to the investment objective or principal investment strategy, you should consider whether the Morningstar Aggressive Growth ETF Asset Allocation Portfolio (“Portfolio”) remains an appropriate investment for you.  There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The Portfolio seeks to provide investors with capital appreciation.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”).  The Portfolio will notify you in writing at least 60 days before making any changes to this policy.  For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments.  The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 5% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 95% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”).  However, under normal market conditions, the Portfolio may, from time to time, invest approximately 0-20% of such allocation in Fixed-Income Underlying ETFs and 80-100% of such allocation in Non-Fixed Income Underlying ETFs.

The Portfolio may invest its assets in the Underlying ETFs that collectively represent the asset classes in the target asset allocation ranges described below. The following is a general guide regarding the anticipated allocation of assets among these asset classes.  Subject to the approval of ALPS Advisors, Inc., the adviser to the Portfolio (the “Adviser”), Morningstar Investment Management, LLC, as the subadviser to the Portfolio (the “Subadviser”), may change these asset classes and the allocations from time-to-time without the approval of or notice to shareholders.

Asset Class	Percentage of Underlying ETF Holdings
Large Cap Growth U.S. Equities	0-50%
Large Cap Value U.S. Equities	0-50%
Small Cap Growth U.S. Equities	0-25%
Small Cap Value U.S. Equities	0-25%
Real Estate Investment Trusts	0-25%
International (non-U.S.) Equities	0-40%
Emerging Markets Equities	0-10%
Core U.S. Bonds	0-10%
Treasury Inflation Protected Securities	0-5%
Short-Term Bonds	0-10%
Commodities	0-10%
Cash	0-10%
High Yield Bonds	0-15%
Emerging Market Bonds	0-15%
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Principal Investment Risks

Management Risk. The Subadviser’s skill in setting the Portfolio’s asset allocation ranges described above will play a large part in determining whether the Portfolio is able to achieve its investment objective. If the Subadviser’s projections about the prospects for individual Underlying ETFs are incorrect, such errors in judgment by the Subadviser may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Fund of Funds Risks.  The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, which are typically open-end investment companies or unit investment trusts.  By investing in securities of an Underlying ETF, the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses.  As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.  Also, the Portfolio may be prevented from fully allocating assets to a particular Underlying ETF due to fund-of-funds investment limitations.

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an Underlying ETF’s shares may not develop or be maintained; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the Underlying ETF’s returns from that of its corresponding index.  Some Underlying ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the Underlying ETFs will be borne by the Portfolio.

Asset Concentration Risk. The Portfolio may have positions in Underlying ETFs that invest in a particular sector or asset class. A particular market sector or asset class can be more volatile or underperform relative to benchmarks or indexes reflecting the market as a whole. To the extent that the Portfolio holds Underlying ETFs that invest in a particular sector, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Derivatives Risk. Some Underlying ETFs may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Investments in these Underlying ETFs may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying ETF may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Non-Diversification Risk.  The Portfolio is non-diversified under the Investment Company Act of 1940.  In addition, the Underlying ETFs in which the portfolio invests may also be non-diversified.  This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified.” Therefore, the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk.  The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities such as small-capitalization stocks or securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage.  Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and therefore may affect the performance of the Portfolio.

Conflicts of Interest Risk.  The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers.  For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to several ETFs which could be purchased as an Underlying ETF (“ALPS Clients’ ETFs”).  While the Subadviser does not currently anticipate purchasing any of the ALPS Clients’ ETFs as part of the allocations for the Portfolio, it is possible that the ALPS Clients’ ETFs could be used in a Portfolio at some time in the future.  If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in ALPS Clients’ ETFs.  Similarly, the Subadviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”). Morningstar is engaged in the business of providing ratings and analysis on financial products, such as the Portfolio.  A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are subadvised by the Subadviser.  The Subadviser and Morningstar have adopted procedures that address this situation.  Additional information concerning these potential conflicts of interest can be found in the Statement of Additional Information (“SAI”).
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Exchange Traded Notes (“ETN”) Risks.  The Portfolio may invest in ETNs, which are debt securities linked to an underlying index.  Similar to ETFs, an ETN’s valuation is derived, in part, from the value of the index to which it is linked.  ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.  ETNs will be excluded from the definition of ETFs for the purposes of determining whether at least 80% of its net assets plus the amount of any borrowings for investment purposes of the Portfolio are invested in securities of exchange-traded funds.

Fixed-Income Underlying ETF Risks.  A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held by a Fixed-Income Underlying ETF will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fixed-Income Underlying ETFs may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities held in a Fixed-Income Underlying ETF with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Risk. Investment in Underlying ETFs which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Non-Fixed Income Underlying ETF Risks.  A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Equity Securities Risk. Underlying ETF investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Underlying ETF’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Underlying ETF’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities held by a Non-Fixed Income Underlying ETF are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that Underlying ETFs invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.
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Commodity Risk. Some of the Non-Fixed Income Underlying ETFs may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals.  Thus, the Non-Fixed Income Underlying ETFs may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Real Estate Investment Trust (REIT) Risk.  Through its investments in Non-Fixed Income Underlying ETFs, the Portfolio may be exposed to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

ALPS | ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote.  If there is a material change to the investment objective or principal investment strategy, you should consider whether the ALPS | Alerian Energy Infrastructure Portfolio (the “Portfolio”) remains an appropriate investment for you.  There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “Index”).

Principal Investment Strategies

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. Developed by Alerian, a leading provider of objective master limited partnership (“MLP”) and energy infrastructure benchmarks, data and analytics (“Alerian”), the Underlying Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies.

The Underlying Index is a composite of North American energy infrastructure companies. Each Underlying Index constituent is assigned to one of four categories: (i) U.S. Energy Infrastructure MLPs; (ii) U.S. General Partners; (iii) U.S. Energy Infrastructure Companies; and (iv) Canadian Energy Infrastructure Companies.  Each category is assigned an index weight of 25%.  The Underlying Index is a capped, float-adjusted market capitalization weighted index.

The Portfolio will normally invest at least 90% of its net assets in securities that comprise the Index (or depositary receipts based on such securities) provided that, for the reasons set forth below, the Portfolio will not invest more than 25% of the value of its assets in one or more MLPs.  Under normal conditions, the Portfolio generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Portfolio may purchase a sample of the securities in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.

Pursuant to Section 851(b) of the Code, the Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs.

Index Construction

A midstream energy business must meet the following criteria to be included in the Alerian Energy Infrastructure Index, depending on the category of the midstream energy business:

U.S. Energy Infrastructure MLPs
•	Have principal executive offices located in the United States
•	Elect to be treated as a partnership for U.S. federal income tax purposes
•	Earn the majority of its pro forma cash flow from qualifying midstream activities involving energy commodities
•	Be characterized by at least one of the following:
•	Own the general partner of a U.S. publicly traded partnership, and/or
•	Have a market capitalization in the top 70% of total energy MLP market capitalization
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U.S. General Partners
•	Have principal executive offices located in the United States
•	Elect to be treated as a corporation for U.S. federal income tax purposes
•	Earn the majority of its pro forma cash flow from qualifying midstream activities involving energy commodities
•	Own the general partner of a U.S. publicly traded partnership that earns the majority of its cash flow from qualifying midstream activities involving energy commodities

U.S. Energy Infrastructure Companies
•	Have principal executive offices located in the United States
•	Elect to be treated as a corporation for U.S. federal income tax purposes
•	Be characterized by one of the following:
•	Earn the majority of its pro forma cash flow from qualifying midstream activities involving energy commodities and not own the general partner of a U.S. publicly traded partnership, or
•
Earn the majority of its pro forma cash flow from the retail distribution of electricity and/or natural gas and own the general partner of a U.S. publicly traded partnership that earns the majority of its cash flow from qualifying midstream activities involving energy commodities

Canadian Energy Infrastructure Companies
•	Have principal executive offices located in Canada
•	Earn the majority of its pro forma cash flow from qualifying midstream activities involving energy commodities

All constituents must have declared a dividend for the trailing two quarters and a median daily trading volume on all exchanges of at least $2.5 million in U.S. dollars for the six-month period preceding the data analysis date.

A non-constituent will only be added to the index during the (a) quarterly rebalancing process if it meets all criteria, or (b) special rebalancing process if it (i) is acquiring the constituent that is being removed, and (ii) meets all criteria. A US energy infrastructure MLP will remain in the index if it continues to the other criteria and has a market capitalization greater than or equal to 80% of the adjusted market capitalization of the smallest company in the top 70% of total energy MLP float-adjusted market capitalization. Constituents will only be removed from the index for failing to meet criteria during the quarterly rebalancing process. A non-constituent that has entered into a merger agreement to be acquired is not eligible to be added to the index. Subsidiaries of AMEI constituents are not eligible to be added to the index.

These criteria are reviewed regularly to ensure consistency with industry trends. Any material changes will be announced on www.alerian.com.

Index rebalancings fall into two groups: quarterly rebalancings and special rebalancings. Quarterly rebalancings occur on the third Friday of each March, June, September, and December, and are effective at the open of the next trading day. In the event that the major U.S. and Canadian exchanges are closed on the third Friday of March, June, September, or December, the rebalancing will take place after market close on the immediately preceding trading day. Data relating to constituent eligibility, additions, and deletions are compiled and analyzed as of 16:00 EST on the last trading day of February, May, August, and November. The index shares of each constituent are then calculated to the system described below and assigned after market close on the quarterly rebalancing date. Since index shares are assigned based on prices on the last trading day of February, May, August, and November, the weight of each constituent on the quarterly rebalancing date may differ from its target weight due to market movements.

After market close on the last trading day of February, May, August, and November, the post-rebalancing constituents are assigned to one of four categories:  (i) U.S. Energy Infrastructure MLPs; (ii) U.S. General Partners; (iii) U.S. Energy Infrastructure Companies; and (iv) Canadian Energy Infrastructure Companies.  Each category is assigned an index weight of 25%.  The constituents are weighted and ranked by float-adjusted market capitalization within their category.  If the index weight of the largest constituent in a category exceeds 5% (i.e., 20% of the category weight), it is assigned an index weight of 5% and its excess weight is proportionately distributed to the remaining constituents in the category.  This process is repeated until none of the remaining constituents in the category has an index weight that exceeds 5%.

Special rebalancings are triggered by corporate actions and will be implemented as practically as possible on a case-by-case basis. Generally, in a merger between two index constituents, the special rebalancing will take place one full trading session after the constituent’s issuance of a press release indicating all needed merger votes have passed. If the stock is delisted before market open on the day after all needed merger votes have passed, the delisted security will trade at the conversion price, including any cash consideration. Data relating to the selection of a replacement constituent are compiled and analyzed as of 16:00 EST two trading days prior to the last required merger vote. Index shares are then calculated to the weighting scheme above and assigned after market close on the rebalancing date.
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U.S. Energy Infrastructure MLPs
MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code.

U.S. energy infrastructure MLPs have principal executive offices located in the United States and have elected to be treated as a partnership for U.S. federal income tax purposes.  In addition, they must earn the majority of their pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities.  U.S. energy infrastructure MLPS also must (i) own the general partner of a U.S. publicly traded partnership and/or (ii) be in the top 70% of U.S. energy publicly traded partnership, ranked by market capitalization.

U.S. General Partners
MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

U.S. General Partners must own the general partner of a publicly traded U.S. Energy Infrastructure MLP. In addition, they must (i) have principal executive offices in the United States, (ii) have elected to be treated as a corporation for U.S. federal income tax purposes, and (iii) earn the majority of their pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities.

U.S. Energy Infrastructure Companies
U.S. energy infrastructure companies may be categorized by one of the following: (i) earning the majority of their pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities and not own the general partner of a U.S. publicly traded partnership, or (ii) earning the majority of their pro forma cash flow from the retail distribution of electricity and/or natural gas and own the general partner of a U.S. publicly traded partnership that earns the majority of its pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities. In addition, they must have principal executive offices in the United States and have elected to be treated as a corporation for U.S. federal income tax purposes.

Canadian Energy Infrastructure Companies
Canadian energy infrastructure companies must earn the majority of their pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities. In addition, they must have principal executive offices located in Canada.

The information contained herein regarding the Index was provided by Alerian.

Principal Investment Risks

Investment Risk.  An investment in the Portfolio is subject to investment risk including the possible loss of the entire principal amount that you invest.

Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Industry Specific Risks. The Portfolio invests primarily in companies engaged in the energy infrastructure sector. Such companies are subject to risks specific to the industry they serve including, but not limited to, the following:

•	reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;
•	new construction risks and acquisition risk which can limit growth potential;
•	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
•	changes in the regulatory environment;
•	extreme weather;
•	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and
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•	threats of attack by terrorists.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, as described in more detail in the Prospectus.  MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

MLP Tax Risk. MLPs are treated as partnerships for U.S. federal income tax purposes and do not pay U.S. federal income tax at the entity level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being subject to U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and reduced distributions.

U.S. General Partners Risks. U.S. general partners are entities that own the general partner of a U.S. publicly traded partnership. U.S. general partners are exposed to the operational risks associated with MLPs.  U.S. general partners are also exposed to the tax risk associated with MLP distributions: if any of the MLPs managed by a U.S. general partner were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the MLP’s ownership of the MLP interests and distributions to the U.S. general partner, and thus to the Fund.

Equity Securities Risk.  Common stock, MLP common units and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, investor sentiment towards the natural resources sector, changes in an issuer’s financial condition and poor performance of a particular issuer.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers (including Canadian issuers) involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers.  Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments.  There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

PFIC Tax Risk. The Portfolio may own shares in foreign investment entities that constitute “passive foreign investment companies” (“PFICs”) for U.S. tax purposes.  In order to avoid U.S. federal income tax and an additional interest charge on any “excess distribution” from PFICs or gain from the disposition of shares of a PFIC, the Portfolio may elect to “mark-to-market” annually its investments in a PFIC, which will result in the Portfolio being taxed as if it had sold and repurchased all the PFIC stock at the end of each year.  Alternatively, in order to avoid the “excess distribution” rules, the Portfolio may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), which would require the Portfolio to include in taxable income its allocable share of the PFIC’s  income and net capital gains annually, regardless of whether it receives distributions from the PFIC.  To make a QEF election, the Fund must obtain certain annual information from the PFICs in which it invests, which may be impossible to obtain.

Issuer Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issues can be more volatile than that of larger issues.

Concentration Risk.  Under normal circumstances, and to the extent consistent with the Portfolio’s investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield performance of the Index, the Portfolio concentrates its investments in the North American Energy Infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.
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Non-Diversification Risk.  The Portfolio is non-diversified under the Investment Company Act of 1940.  This means that the Portfolio has the ability to take larger positions in a smaller number of issuers than a Portfolio that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Replication Management Risk.  Unlike many investment companies, the Portfolio is not “actively” managed.  Therefore, it may not necessarily sell a security solely because the security’s issuer is in financial difficulty unless that security is removed from the Index.

Non-Correlation Risk.  The Portfolio’s return may not match the return of the Index for a number of reasons.  For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Portfolio’s securities holdings to reflect changes in the composition of the Index.

The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions and expenses.  If the Portfolio utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote.  If there is a material change to the investment objective or principal investment strategy, you should consider whether the ALPS | Red Rocks Listed Private Equity Portfolio (the “Portfolio”) remains an appropriate investment for you.  There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The investment objective of the Portfolio is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

Principal Investment Strategies

To achieve its objective, the Portfolio will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies. The determination of whether a company is a Listed Private Equity Company will be made at the time of purchase and a portfolio company’s status will not vary solely as a result of fluctuations in the value of its assets or as a result of the progression of its holdings through the normal stages of a private equity company, including the exit stage. A portfolio company is considered to have a stated intention of investing primarily in private companies if it meets the criteria above under normal circumstances, notwithstanding temporary fluctuations in the public/private values of its private equity portfolio. The inclusion of a company in a recognized Listed Private Equity index will be considered a primary factor in the determination of whether a company is a Listed Private Equity Company.

The Sub-Adviser selects investments from the Listed Private Equity Company universe pursuant to a proprietary selection methodology using quantitative and qualitative historical results and commonly used financial measurements such as: price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis. In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover. Lastly, the Sub-Adviser looks to allocate the portfolio directly and indirectly amongst industry sectors, geographic locations, stage of investment and the year in which the private equity firm or fund makes a commitment or an investment in a fund, asset or business (“vintage year”).

Principal Investment Risks

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Portfolio’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.
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Managed Portfolio Risk. Any failure by the Sub-Adviser to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

Private Equity Risk.  There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately–held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

In addition to the risks associated with the Portfolio’s direct investments, the Portfolio is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Portfolio invests. Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, credit risk, valuation risk and managed portfolio risk.

Non-U.S. Securities Risk.  Investments in non-U.S. securities may experience additional risks compared to investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of issuers and securities. Furthermore, non-U.S. taxes also could detract from performance. Companies based in non-U.S. countries may not be subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a non-U.S. company, as compared to the financial reports of U.S. companies. Nationalization, expropriations or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Portfolio’s investments in a non-U.S. country to decline. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in that country.

Emerging Markets Risk.  To the extent that the Portfolio invests in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Currency Risk.  Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Portfolio’s investments to decline in terms of U.S. dollars. Additionally, certain of the Portfolio’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.  To the extent the Portfolio invests in securities denominated in, or receives revenues in, non-U.S. currencies it is subject to this risk.

New Portfolio Risk.  Since the Portfolio is newly formed it has limited operating history for investors to evaluate.

ALPS | STADION TACTICAL DEFENSIVE PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote.  If there is a material change to the investment objective or principal investment strategy, you should consider whether the ALPS | Stadion Tactical Defensive Portfolio (the “Portfolio”) remains an appropriate investment for you.  There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The investment objective of the Portfolio is to seek capital appreciation.

Principal Investment Strategies

To achieve its investment objective, the Portfolio invests primarily in an allocation of Fund Investments and Cash Positions. In allocating the Portfolio’s assets, the Sub-Adviser uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Sub-Adviser’s model by a weighted average score) based on a number of technical indicators examined by the Sub-Adviser. The technical indicators examined by the Sub-Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (i.e., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value).

Based on its allocation model, the Sub-Adviser seeks to evaluate the risk levels for different markets and market sectors. For example, the Sub-Adviser will use the model to make a technical determination of the risk that different markets or market sectors will decline. The Sub-Adviser then seeks to participate in markets and market sectors with low risk scores by purchasing or increasing its exposure to Fund Investments tracking applicable equity markets or market sectors, and seeks to divest investments in markets and market sectors with high risk scores by selling interests or reducing investment exposure in Fund Investments tracking equity markets or market sectors in favor of fixed-income Fund Investments or Cash Positions.
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To participate in markets and market sectors, the Sub-Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Sub-Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Portfolio may invest up to 100% of its portfolio in Fund Investments that have portfolios comprised of equity securities of domestic or foreign companies of any size in any sector.  The Portfolio may also invest up to 100% of its portfolio in fixed-income Fund Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality, or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized  rating agencies or, if not rated, are of equivalent quality in the opinion of the Sub-Adviser.

The Portfolio will generally invest as follows:

•	The Core Position. Approximately 50% of the Portfolio’s assets will be invested in one or more broad-based equity or fixed-income Fund Investments, such as the S&P 500 Index, the Russell 2000 Index, the S&P 400 Mid-Cap Index, the Dow Jones Industrial Index, the Barclays U.S. Aggregate Bond Index, and the EAFE (Europe, Australia and Far East) Index or market sector Fund Investments, such as those tracking healthcare, utilities, real estate, financial, technology, consumer goods or other indexes (the “Core Position”). The mix of investments within the Portfolio’s Core Position may change frequently as the Sub-Adviser deems appropriate or necessary based upon its analysis and allocation models. However, through the Core Position, the Portfolio will be exposed to the performance of selected U.S. or international equity or debt markets as a whole, or sector indexes, regardless of market conditions or risk.

•	The Satellite Position. Approximately 50% of the Portfolio’s assets will be invested primarily in market sector Fund Investments, fixed-income Fund Investments, or Cash Positions using an allocation model and risk-based ranking system (the “Satellite Position”). The Satellite Position is not designed to hedge the Core Position; however, some investment positions may hedge, or have the effect of hedging, a portion of the Core Position from time to time. In addition, as part of its principal investment strategy, the Satellite Position of the Portfolio may invest up to 100% of its portfolio in Cash Positions.

The Portfolio’s Core Position will normally be fully invested and not in Cash Positions in order to blend the benefits of market exposure gained through having approximately 50% of the Portfolio’s assets invested in broad-based equity or fixed-income market or market sector indexes in varying market conditions with the Satellite Position’s benefits of actively managing approximately 50% of the Portfolio’s assets using a market-sector, fixed-income and Cash Position rotation investing strategy.

As a result of its trading strategies, the Portfolio expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year. A higher portfolio turnover rate indicates a greater number of changes, and a lower portfolio turnover rate indicates a smaller number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be significantly greater than 100%.

The Adviser may invest the Portfolio’s assets directly in the same manner as the Sub-Adviser in pursuit of the Portfolio’s investment objective.

Principal Investment Risks

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Portfolio’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Management Risk. Any failure by the Sub-Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

Equity Securities Risk. Equity securities investments, including underlying Fund Investments with exposure to equity securities. will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:
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Equity Securities Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Equity securities may decline in value if the stock markets perform poorly. There is also a risk that equity securities will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Asset Concentration Risk. To the extent that the Portfolio holds positions that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector. A particular market sector or asset class can be more volatile or underperform relative to benchmarks or indexes reflecting the market as a whole. To the extent that the Portfolio holds ETFs or other investment companies that invest in a particular sector, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Fixed Income Risk.  Fixed income investments, including underlying Fund Investments with exposure to fixed-income securities, will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of fixed income securities may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Liquidity Risk.  Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Fund of Funds Risks.  The Portfolio is a “Fund-of-Funds” that invests in ETFs or other investment companies, which are typically open-end investment companies or unit investment trusts.  By investing in securities of an ETF or other investment company, the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETF or other investment company in addition to the Portfolio’s own fees and expenses.  As a result, your cost of investing will be higher than the cost of investing directly in the ETFs or other investment companies and may be higher than mutual funds that invest directly in stocks and bonds.  Also, the Portfolio may be prevented from fully allocating assets to a particular ETF or other investment company due to fund-of-funds investment limitations.

ETF Risks. ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF’s returns from that of its corresponding index.  Some ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETFs will be borne by the Portfolio.

Tracking Risk. Fund Investments in which the Portfolio invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund Investments in which the Portfolio invests may incur expenses not incurred by their applicable indices, especially when rebalancing holdings to reflect changes in the composition of an index. Certain securities comprising the indices tracked by the Fund Investments may, from time to time, temporarily be unavailable, which may further impede the Fund Investments’ ability to track their applicable indices or match their performance.
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Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

Risks Related to Portfolio Turnover. As a result of its trading strategies, the Portfolio may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Portfolio due to these increased costs. If the Portfolio realizes capital gains when Fund Investments are sold, the Portfolio must generally distribute those gains to shareholders, increasing the Portfolio’s taxable distributions.

U.S. Government Securities Risk.  Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government.  In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself.  The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Risks Related to Investments in Money Market Mutual Funds. Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Portfolio will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Cash Position Risk.  The Portfolio’s ability to meet its investment objective may be limited to the extent it holds significant Cash Positions in periods when markets are rising.

Conflicts of Interest Risk.  The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers.  For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to several ETFs which could be purchased by the Portfolio.  If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in such ALPS client ETFs.

ALPS | STADION TACTICAL GROWTH PORTFOLIO

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote.  If there is a material change to the investment objective or principal investment strategy, you should consider whether the ALPS | Stadion Tactical Growth Portfolio (the “Portfolio”) remains an appropriate investment for you.  There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The investment objective of the Portfolio is to seek long-term capital appreciation.

Principal Investment Strategies

To achieve its investment objective, the Portfolio invests primarily in actively managed or index-based exchange traded funds (“ETFs”), mutual funds and other investment companies, and groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) (collectively, “Fund Investments”) that the Adviser or Sub-Adviser believes have the potential for capital appreciation. The Portfolio's investment strategy will emphasize growth style investing, but Fund Investments may also at times have value characteristics.

In allocating the Portfolio’s assets, the Sub-Adviser uses a proprietary quantitative research process to determine current risk in the broad equity markets, as well as to determine the Portfolio's:

•	optimum cash position;
•	weighting between the value and growth segments of the market;
•	sector and industry allocation; and
•	domestic and international exposure.

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The Sub-Adviser generally will search for investments that exhibit attractive valuations on several metrics, which may include, without limitation, price movement, volatility, price-to-earnings ratios, growth rates, price-to-cash flow ratios and price-to-book ratios. To participate in markets and market sectors, the Sub-Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Sub-Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, commodities-related indexes, etc.).

The Sub-Adviser retains the flexibility to allocate among equity or fixed-income Fund Investments as determined to be suitable for the Portfolio. The Portfolio may invest up to 100% of its assets in Fund Investments that have portfolios comprised of equity securities (including domestic or foreign companies of any size in any sector) or fixed-income securities (including domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity, yield or quality rating, including investment grade and high yield, non-investment grade fixed income securities (commonly known as “junk bonds”)).The mix of fixed income and equity Fund Investments may be substantially over-weighted or under-weighted in favor of fixed income or equities, depending on prevailing market conditions. The Portfolio may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

The Sub-Adviser generally sells a security under one or more of the following conditions:

•	the security reaches the Sub-Adviser's appraised value;
•	there is a more attractively priced Fund Investment or other security as an alternative;
•	the optimum Cash Position has changed based on the Sub-Adviser’s quantitative research;
•	the weighting between the value and growth segments of the market have changed based on the Sub-Adviser’s quantitative research;
•	the weighting between sector and industry allocations have changed based on the Sub-Adviser’s quantitative research; or
•	the weighting between domestic and international exposure have changed based on the Sub-Adviser’s quantitative research.

Principal Investment Risks

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of the Portfolio’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Management Risk. Any failure by the Sub-Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

Equity Securities Risk. Equity securities investments, including underlying Fund Investments with exposure to equity securities. will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Equity Securities Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Equity securities may decline in value if the stock markets perform poorly. There is also a risk that equity securities will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities held by the Portfolio are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political and /or diplomatic instability, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets, including expropriation or confiscatory taxation), different trading practices, different accounting and reporting requirements, less government supervision, less publicly available information, limited trading markets and greater volatility.

Growth Securities Risk: The Portfolio may invest in growth-oriented companies that the Sub-Adviser believes will have revenue and earnings that grow faster than the economy as a whole. These companies may offer above-average prospects for capital appreciation with little or no emphasis on dividend income. It is possible that the Portfolio’s return could be negatively impacted if the Sub-Adviser’s perceptions of a company’s growth potential are wrong, and the securities purchased may not perform as expected.

Value Securities Risk: The Portfolio may invest in value-oriented companies that the Sub-Adviser believes to be undervalued or selling at a discount to their intrinsic value. Investments in these companies are subject to the risk that the market may never fully realize a company’s intrinsic value or that the Sub-Adviser’s perceptions of a company’s value potential are wrong, and the securities purchased may not perform as expected.

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Small- and Mid-Cap Companies Risk. From time to time, the Portfolio may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Large-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Portfolio does not intend to invest in any particular sector or sectors, the Portfolio may, from time to time, emphasize investments in one or more sectors.

Commodity Risk. The Portfolio may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals.  Thus, the Portfolio may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Fixed Income Risk.  Fixed income investments, including underlying Fund Investments with exposure to fixed-income securities, will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance.  These risks include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of fixed income securities may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Liquidity Risk.  Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

High-Yield Risk. Investment in securities which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

ETF Risks. ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF’s returns from that of its corresponding index.  Some ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETFs will be borne by the Portfolio.

Risk of Investing in Other Investment Companies. To the extent the Portfolio invests in other investment companies, such as ETFs, the Portfolio’s shareholders will indirectly bear a proportionate share of any fees and expenses of the underlying investment company in addition to the Portfolio’s own fees and expenses. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees.  As a result, your cost of investing will be higher than the cost of investing directly in the underlying investment funds and may be higher than mutual funds that invest directly in stocks and bonds.  Investments by the Portfolio in other investment companies may be subject to restrictions under applicable laws, and absent exemptive relief, may affect the Portfolio’s ability to allocate investments in a manner that the Sub-Adviser considers optimal.   Certain of the ETFs or other investment companies in which the Portfolio may invest may hold common portfolio positions, thereby reducing diversification benefits.

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Tracking Risk. Fund Investments in which the Portfolio invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund Investments in which the Portfolio invests may incur expenses not incurred by their applicable indices, especially when rebalancing holdings to reflect changes in the composition of an index. Certain securities comprising the indices tracked by the Fund Investments may, from time to time, temporarily be unavailable, which may further impede the Fund Investments’ ability to track their applicable indices or match their performance.

Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

Risks Related to Portfolio Turnover. As a result of its trading strategies, the Portfolio may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Portfolio due to these increased costs. If the Portfolio realizes capital gains when Fund Investments are sold, the Portfolio must generally distribute those gains to shareholders, increasing the Portfolio’s taxable distributions.

Risks Related to Investments in Money Market Mutual Funds. Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Portfolio will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Derivatives Risk. The Portfolio may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Derivative instruments may be difficult to value and may be subject to substantial fluctuations in valuations caused by, among other things, changes in the value of the underlying asset.  Derivative instruments may be volatile, and the potential loss on a derivative position may exceed the initial investment.  Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, or that the holder of the derivative instrument is unable to close out a position, which could cause losses.

In particular, the Portfolio may utilize, or may have indirect exposure to, the following types of instruments:

Options. Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The value of the Portfolio’s positions (or those of an underlying investment) in options fluctuates in response to changes in the value of the underlying security. The Portfolio or the underlying investment also risks losing all or part of the cash paid for purchasing call and put options.  If the Portfolio or an underlying investment sells a put option whose exercise is settled in cash, it cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Portfolio or the underlying investment will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Portfolio or an underlying investment sells a call option whose exercise is settled in cash, it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Portfolio or the underlying investment will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option.

Futures Contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio or underlying investment and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) transaction costs associated with investments in futures, including margin requirements.

Conflicts of Interest Risk.  The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers.  For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs or other investment companies which could be purchased by the Portfolio.  If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in such ALPS client ETFs or other investment companies.

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New Portfolio Risk. The Portfolio does not yet have a full calendar year of performance history for investors to evaluate.

ADDITIONAL INFORMATION ABOUT THE MORNINGSTAR PORTFOLIOS’ INVESTMENT STRATEGIES

Asset Allocation Investment Strategy

The Adviser and the Trust have engaged Morningstar Investment Management, LLC (“MIM” or the “Subadviser”) to act as subadviser to each Morningstar Portfolio.  Subject to the Adviser’s supervision, the Subadviser allocates each Morningstar Portfolio’s assets among a variety of asset class and short-term (money market) investments by investing in Underlying ETFs. These Underlying ETFs, in turn, may invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments. MIM utilizes asset allocation models developed by MIM to allocate each Morningstar Portfolio’s assets among the Underlying ETFs. MIM uses a three step asset allocation process for these Portfolios. First, MIM seeks to develop an optimal long-term strategic asset allocation model for each Morningstar Portfolio using different asset classes.  MIM uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations.  Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return to develop a strategic ETF Asset Allocation Model for each Morningstar Portfolio.

Next, MIM applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Model based on a combination of quantitative modeling and fundamental market analysis. The goal of dynamic asset allocation overlay is to enhance the Portfolio’s overall risk and return characteristics by deviating from the long-term strategic asset allocation positions. In other words, the objective of dynamic asset allocation is to outperform a strategic asset allocation model (i.e., the investment policy benchmark). The process primarily utilizes multi-factor quantitative and qualitative signals, which include broad macroeconomic factors, valuation at the asset class level, and momentum signals, along with advanced risk budgeting techniques in order to determine relative asset class over/under weights. MIM implements the asset class over/underweights when they are expected to enhance a Portfolio’s returns. The magnitude of the dynamic decisions depends on factor strength and the confidence from the analysis. MIM’s Investment Policy Committee meets regularly to discuss the current and future fundamental decisions, while the quantitative models run, at least, on a monthly basis.

Finally, having determined the long-term strategic ETF Asset Allocation Model and dynamic allocations for each Morningstar Portfolio, MIM will then seek to determine the optimal combination of Underlying ETFs in order to meet the target asset allocations for each Morningstar Portfolio.  MIM regularly performs screens on the universe of approved ETFs that may be used to fulfil the target asset allocations for each Portfolio.  MIM’s analysis in selecting and weighting the underlying ETFs from that universe may include performance analysis, tracking and trading efficiencies, and Underlying ETF expenses.

Each Morningstar Portfolio will invest the proceeds from the sale of its shares, reinvest dividends generated from the Underlying ETFs, reinvest other income, and redeem investments in the Underlying ETFs to provide the cash necessary to satisfy redemption requests for Morningstar Portfolio shares. However, the portion of each Morningstar Portfolio’s net assets represented by an Underlying ETF or asset class could differ substantially over time from the target asset allocation, as the Underlying ETFs’ asset values may change due to market movements and portfolio management decisions. Periodically, MIM will re-evaluate each Morningstar Portfolio’s asset allocation and may recommend the rebalancing of a Morningstar Portfolio’s assets among Underlying ETFs to meet the target allocations. Each Morningstar Portfolio may change its target allocation to each asset class, the Underlying ETFs’ exposure to each asset class, or target allocations to each Underlying ETF (including adding or deleting Underlying ETFs) without prior approval from or notice to shareholders.

Decisions to sell shares of the Underlying ETFs are made for cash flow purposes, such as redemptions or expenses, as a result of periodic rebalancing of a Morningstar Portfolio’s portfolio holdings, or as an adjustment to an Underlying ETF’s target asset allocation based on MIM’s view of the Morningstar Portfolio’s characteristics and other allocation criteria.  The Adviser retains sole, ultimate authority over the asset allocation of each Morningstar Portfolio’s assets and the selection of, and allocation to, the particular Underlying ETFs in which the Morningstar Portfolio will invest, but generally follows the views of MIM.

Limitations on Investments in Underlying ETFs

Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally prohibits a Portfolio from acquiring: (i) more than 3% of another open-end investment company’s voting stock; (ii) securities of another open-end investment company with a value in excess of 5% of a Portfolio’s total assets; or (iii) securities of such other open-end investment company and all other open-end investment companies owned by a Portfolio having a value in excess of 10% of the Portfolio’s total assets. In addition, Section 12(d)(1) generally prohibits another open-end investment company from selling its shares to a Portfolio if, after the sale: (i) the Portfolio owns more than 3% of the other open-end investment company’s voting stock or (ii) the Portfolio and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.  Some Underlying ETFs have obtained exemptive orders permitting other investment companies, such as the Morningstar Portfolios, to acquire their securities in excess of the Section 12(d)(1) limits of the 1940 Act.  Each Morningstar Portfolio intends to rely on such exemptive orders and to comply with the conditions specified in such exemptive orders from time to time.  Any Underlying ETF investment not subject to such exemptive orders will comply with Section 12(d)(1) of the 1940 Act.

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In addition, with respect to investments in “affiliated ETFs” made pursuant to such exemptive orders, the Adviser will waive fees otherwise payable to it by an Morningstar Portfolio, or other Portfolio of the Trust, in an amount at least equal to any compensation received by the Adviser or an affiliated person of the Adviser from an Underlying ETF in connection with the investment by the Portfolio in the Underlying ETF.  Similarly, the Subadviser will waive fees otherwise payable to the Subadviser, directly or indirectly, by the Portfolio in an amount at least equal to any compensation received by the Subadviser, or an affiliated person of the Subadviser, in connection with any investment by the Portfolio in the Underlying ETF made at the direction of the Subadviser.  In the event that the Subadviser waives fees, the benefit of the waiver will be passed through to the Morningstar Portfolio.

The Morningstar Portfolio’s shareholders indirectly bear the expenses of the Underlying ETFs in which the Morningstar Portfolio invests.  The Morningstar Portfolio’s indirect expenses of investing in the Underlying ETFs represents the Morningstar Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying ETFs based on the Morningstar Portfolio’s average invested balance in each Underlying ETF, the number of days invested, and each Underlying ETF’s net annual fund operating expenses for the fiscal period ending December 31, 2015.  The Morningstar Portfolios each have two classes.  Excluding the indirect costs of investing in the Underlying ETFs, Total Annual Fund Operating Expenses for each share class of the Morningstar Portfolios would be as follows:

Portfolio	Class I	Class II
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.78%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.52%	0.77%
Morningstar Balanced ETF Asset Allocation Portfolio	0.51%	0.76%
Morningstar Growth ETF Asset Allocation Portfolio	0.51%	0.76%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.52%	0.77%

Some Underlying ETFs, such as those that invest primarily in commodities and commodity futures, may not be registered as investment companies under the 1940 Act.  Therefore, the restrictions on investment discussed above would not apply to those Underlying ETFs.

Information About The Underlying ETFs

The Underlying ETFs in which the Morningstar Portfolios intend to invest may change from time to time and the Morningstar Portfolios may invest in Underlying ETFs in addition to those described below at the discretion of the Adviser and Subadviser without prior notice to or approval of shareholders.  The prospectus and SAI for each Underlying ETF is available on the SEC’s website www.sec.gov.

Each Underlying ETF will normally be invested according to its investment strategy.  However, each Underlying ETF may also have the ability to invest without limitation in money market instruments or other investments for temporary defensive purposes.  See “Temporary Defensive Positions” below.

Principal Investment Strategies of the Underlying ETFs

Each Underlying ETF utilizes a low cost ‘‘passive’’ or ‘‘indexing’’ investment approach to attempt to approximate the investment performance of its benchmark.

The Underlying ETFs in which the Morningstar Portfolios invest may be changed from time to time and at any time, based on the Adviser’s and Subadviser’s judgment.

Generally, each Underlying ETF will be fully invested in accordance with its investment objectives and strategies.  However, pending investment of cash balances, or if an Underlying ETF’s portfolio manager believes that business, economic, political or financial conditions warrant, an Underlying ETF may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, banker’s acceptances, and interest bearing saving deposits of commercial banks; (3) prime quality commercial paper; and (4) repurchase agreements covering any of the foregoing securities.  Should this occur, the Underlying ETF will not be pursuing its investment objective possibly causing an affected Morningstar Portfolio to deviate from its target asset allocation as determined by the Subadviser.

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Temporary Defensive Positions

Normally, an Morningstar Portfolio invests substantially all of its assets in Underlying ETFs to meet its investment objective. However, an Morningstar Portfolio may invest a portion of its assets in cash, cash equivalents, money market funds, or other investments. The Underlying ETFs may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, cash equivalents or may hold cash. When securities markets or economic conditions are unfavorable or unsettled, an Morningstar Portfolio or Underlying ETF may adopt temporary defensive positions by investing up to 100% of its net assets in securities that are highly liquid, such as high-quality money market instruments, short-term U.S. Government obligations, commercial paper or repurchase agreements, even though these positions are inconsistent with an Morningstar Portfolio’s or Underlying ETF’s principal investment strategies.  As a result, the Morningstar Portfolio or Underlying ETF may not realize its investment objective if it is required to make temporary defensive investments.  Furthermore, there is no assurance that any such temporary defensive measures will work as intended.

ADDITIONAL INFORMATION ABOUT THE ALERIAN PORTFOLIO’S INVESTMENT STRATEGIES

Non-Principal Investment Strategies

As a principal investment strategy, the Alerian Portfolio will normally invest at least 90% of its net assets in component securities that comprise the Index.  As a non-principal investment strategy, the Alerian Portfolio may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index), forward foreign currency exchange contracts and in swaps, options and futures contracts.  Swaps, options and futures contracts (and convertible securities and structured notes) may be used by the Alerian Portfolio in seeking performance that corresponds to the Index, and in managing cash flows.  The Alerian Portfolio will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.  The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to the Index to be reflected in the portfolio composition of the Alerian Portfolio.

The Alerian Portfolio may borrow money from a bank up to a limit of 10% of the value of its total assets, but only for temporary or emergency purposes. The Alerian Portfolio will not lend its portfolio securities.

Index Provider

Alerian is the index provider for the Alerian Portfolio. Alerian equips investors to make informed decisions about Master Limited Partnerships (MLPs) and energy infrastructure. Its benchmarks, including the flagship Alerian MLP Index (AMZ), are widely used by industry executives, investment professionals, research analysts, and national media to analyze relative performance. Alerian has entered into an index licensing agreement (the “Licensing Agreement”) with the Adviser to allow the Adviser’s use of the Index for the operation of the Alerian Portfolio. The Adviser pays licensing fees to Alerian from the Adviser’s management fees or other resources.

Disclaimers

Alerian is the designer of the construction and methodology for the Index.  “Alerian,” “Alerian Energy Infrastructure Index,” “Alerian Index Series” and “AMEI” are service marks or trademarks of Alerian.  Alerian acts as brand licensor for the Index.  Alerian is not responsible for the descriptions of the Index or the Alerian Portfolio that appear herein.  Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not sponsored, endorsed or promoted by Alerian.  Alerian makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities or commodities generally or in the Alerian Portfolio particularly and does not guarantee the quality, accuracy or completeness of the Index or any Index data included herein or derived therefrom and assume no liability in connection with their use.  The Index is determined and composed without regard to the Adviser or the Alerian Portfolio.  Alerian has no obligation to take the needs of the Adviser, the Alerian Portfolio or the shareholders of the Alerian Portfolio into consideration in connection with the foregoing.  Alerian is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Alerian Portfolio or in the determination or calculation of the NAV of the Alerian Portfolio.  Alerian has no obligation or liability in connection with the administration or trading of the Alerian Portfolio.

Alerian does not guarantee the accuracy and/or completeness of the Index or any data included therein, and Alerian shall have no liability for any errors, omissions, or interruptions therein.  Alerian makes no warranty, express or implied, as to results to be obtained by the Adviser, the Alerian Portfolio, Alerian Portfolio shareholders or any other person or entity from the use of the Index or any data included therein.  Alerian makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein.   Without limiting any of the foregoing, in no event shall Alerian have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

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The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein.  The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein.  The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein.  Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

The Alerian Energy Infrastructure Index (the “Index”) is the exclusive property of GKD Index Partners LLC d/b/a Alerian, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P Dow Jones Indices”) to calculate and maintain the Index. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed to S&P Dow Jones Indices. “Calculated by S&P Dow Jones Indices” and its related stylized mark(s) have been licensed for use by Alerian.

The Alerian Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones or any of their affiliates (collectively, “S&P Dow Jones Indices Entities”).  S&P Dow Jones Indices Entities do not make any representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance.  S&P Dow Jones Indices Entities only relationship to Alerian with respect to the Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices Entities and for the providing of calculation and maintenance services related to the Index. S&P Dow Jones Indices Entities are not responsible for and have not participated in the determination of the prices and amount of the Alerian Portfolio or the timing of the issuance or sale of the Alerian Portfolio or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. S&P Dow Jones Indices Entities have no obligation or liability in connection with the administration, marketing or trading of the Alerian Portfolio. S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within the Index is not a recommendation by S&P Dow Jones Indices Entities to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES ENTITIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALERIAN, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

Master/Feeder Structure

In lieu of investing directly, a Portfolio may seek to achieve its investment objective by converting to a Master/Feeder Structure pursuant to which a Portfolio would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Portfolio.  The Master/Feeder Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately, thereby achieving certain economies of scale, reducing the operating expense associated with each Portfolio.  The Statement of Additional Information (“SAI”) contains more information about the possible conversion to a Master/Feeder Structure.

ADDITIONAL INFORMATION ABOUT THE RED ROCKS PORTFOLIO’S INVESTMENT STRATEGIES

Cash Positions.  The Red Rocks Portfolio may invest in money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

Credit Risk.  The Red Rocks Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

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Illiquid Investments.  The Red Rocks Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Trust’s Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

Industry Risk.  Certain Listed Private Equity Companies in which the Red Rocks Portfolio invests may have holdings focused in a particular industry, and as a consequence those Listed Private Equity Companies may be more greatly impacted by market volatility.

Investment Limitations.  Except with respect to the illiquid investment restrictions set forth above, all limitations on the Red Rocks Portfolio’s investments listed in this Prospectus will apply at the time of investment. The Red Rocks Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Red Rocks Portfolio’s investments refer to total assets.

Liquidity and Valuation Risk.  Certain of the Red Rocks Portfolio’s investments may be exposed to liquidity risk due to low trading volume, lack of a market maker or legal restrictions limiting the ability of the Fund to sell particular securities at an advantageous price and/or time. As a result, these securities may be more difficult to value. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity and valuation risk tends to increase to the extent the Red Rocks Portfolio invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities and foreign securities, particularly those of issuers located in emerging markets.

Portfolio Turnover.  The Red Rocks Portfolio may engage in short-term trading. This means that the Red Rocks Portfolio may buy a security and sell that security a short period of time after its purchase to realize gains if the portfolio manager believes that the sale is in the best interest of the Red Rocks Portfolio (for example, if the portfolio manager believes an alternative investment has greater growth potential). This activity will increase the Red Rocks Portfolio’s turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce the Red Rocks Portfolio’s investment performance.

Repurchase Agreements.  The Red Rocks Portfolio may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Red Rocks Portfolio in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Red Rocks Portfolio. These agreements, which may be viewed as a type of secured lending by the Red Rocks Portfolio, typically involve the acquisition by the Red Rocks Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Red Rocks Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Red Rocks Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Red Rocks Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

Short Sales.  The Red Rocks Portfolio may engage in short sales, which are subject to special risks. A short sale involves the sale by the Red Rocks Portfolio of a security or instrument that it does not own with the hope of purchasing the same security or instrument at a later date at a lower price. The Portfolio may also enter into a short derivative position through a futures contract or swap agreement.

Temporary Defensive Positions. The Red Rocks Portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents. Under such circumstances, the Red Rocks Portfolio may not achieve its investment objective.

ADDITIONAL INFORMATION ABOUT THE STADION PORTFOLIOS’ INVESTMENT STRATEGIES

Cash Positions.  The Stadion Portfolios may invest in all types of Cash Positions, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

Temporary Defensive Positions. The Stadion Portfolios may, from time to time, take temporary defensive positions that are inconsistent with the Stadion Portfolios’ principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  In such circumstances, the Stadion Portfolios may also hold up to 100% of its portfolio in Cash Positions.  When the Stadion Portfolios take a temporary defensive position, the Stadion Portfolios may not be able to achieve its investment objective.
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ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL RISK

Cybersecurity Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents.  Cyber incidents may result from deliberate attacks or unintentional events.  Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service a Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption.  Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cybersecurity failures or breaches by a Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and a Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs.  Each Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, a Fund or its third-party service providers.

A Fund may incur substantial costs to prevent or address cyber incidents in the future.  In addition, there is a possibility that certain risks have not been adequately identified or prepared for.  Furthermore, a Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

DESCRIPTION OF SHARE CLASSES

The Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio and Morningstar Aggressive Growth ETF Asset Allocation Portfolio each offer Class I and Class II shares.  The ALPS | Stadion Tactical Defensive Portfolio offers Class I, Class II and Class III shares, while the ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio and ALPS | Stadion Tactical Growth Portfolio each offer Class I and Class III shares. Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. A Contract Owner’s insurance company or Participant’s retirement plan administrator may make one or more of the share classes available in connection with their contract or separate account with that company. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.

Authorized Classes

Each Portfolio may issue one or more classes of shares, in the same or separate prospectuses, which includes Class I, Class II and Class III (collectively, the “Classes” and individually, each a “Class”).

Class I, Class II and Class III shares are sold without a sales load. Class II shares are offered with fees for distribution, servicing and marketing of such shares (“12b-1 Fees”) pursuant to a Distribution Plan. The shareholder servicing activities generally include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting.  In addition to 12b-1 Fees, Class III shares are also offered with fees for non-distribution related services provided to shareholders (“Service Fees”).  Class I shares generally do not impose 12b-1 Fees or Service Fees, with exception to the ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Stadion Tactical Growth Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Red Rocks Listed Private Equity Portfolio which has adopted a non 12b-1 shareholder plan. A Contract Owner’s insurance company or Participant’s retirement plan administrator may make one or more of the share classes available in connection with their contract or separate account with that company.

The Classes of shares issued by any Portfolio will be identical in all respects except for Class designation, allocation of certain expenses for a Class directly related to the distribution or service arrangement, or both, and voting rights.  Each Class votes separately with respect to issues affecting only that Class. Shares of all Classes will represent interests in the same investment Portfolio.  Therefore, each Class is subject to the same investment objectives, policies and limitations.

Class Expenses

Each Class of shares shall bear expenses, not including advisory or custodial fees or other expenses related to the management of a Portfolio’s assets, that are directly attributable to the kind or degree of services rendered to that Class (“Class Expenses”).

Class Expenses, including the management fee or the fee of other service providers, may be waived or reimbursed by the Portfolio’s investment adviser, underwriter, or any other provider of services to the Portfolios with respect to each Class of a Portfolio on a Class by Class basis.
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Exchange Privileges

Shareholders may exchange shares of one Portfolio for shares of any of the other Portfolios of the Trust which are available for sale in their state.

MANAGEMENT OF THE PORTFOLIOS

Investment Adviser

ALPS Advisors, Inc. (the “Adviser”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, is registered with the Securities and Exchange Commission as an investment adviser. As of February 29 2016, the Adviser provided supervisory and management services on approximately $13.2 billion in assets through closed-end funds, mutual funds and exchange-traded funds.

Subject to the authority of the Trust’s Board of Trustees, the Adviser is responsible for the overall management of each Portfolio’s business affairs.  The Adviser invests the assets of each Portfolio, either directly or through the use of subadvisers, according to each Portfolio’s investment objective, policies and restrictions.  The Adviser furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of each Portfolio.

Morningstar Portfolios.  Pursuant to the Investment Advisory Agreement (the “Morningstar Advisory Agreement”), each Morningstar Portfolio pays the Adviser an annual management fee of 0.45% based on such Portfolio’s average daily net assets.  The management fee is paid on a monthly basis.  The Adviser is required to pay all fees due to the Subadviser (described below) out of the management fee the Adviser receives from the Morningstar Portfolio.  The management fee paid by each Morningstar Portfolio for the fiscal year ended December 31, 2014, expressed as a percentage of average net assets is 0.45%.  The Adviser has entered into a contractual arrangement with the Subadviser to reimburse equally 50% of each Portfolio’s expenses, and/or waive a portion of the advisory, subadvisory or other fees, and/or reimburse fees to the extent necessary to cap each Fund’s Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements at 0.53% of average daily net assets for each of Class I and II shares, as applicable, through April 29, 2017, subject to distribution and/or service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, which may cause each Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements shown above to exceed the maximum amounts.

A discussion regarding the Board of Trustees’ basis for approving the Morningstar Advisory Agreement with respect to each Morningstar Portfolio will be available in the Portfolios’ semi-annual shareholder report for the period ended June 30, 2016.

Alerian Portfolio.  Pursuant to the Investment Advisory Agreement (the “Alerian Advisory Agreement”), the Portfolio pays the Adviser an annual management fee of 0.70% based on the Portfolio’s average daily net assets.  The management fee is paid on a monthly basis.

The initial term of the Alerian Advisory Agreement is two years.  The Board of the Trust may extend the Alerian Advisory Agreement for additional one-year terms.  The Board, shareholders of the Portfolio or the Adviser may terminate the Alerian Advisory Agreement upon sixty (60) days’ notice.

A discussion regarding the Board of Trustees’ basis for approving the Advisory Agreement with respect to the Alerian Portfolio will be available in the Alerian Portfolio’s semi-annual shareholder report for the period ended June 30, 2016.

Red Rocks Portfolio.  Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Portfolio pays the Adviser an annual management fee of 0.90% based on the Portfolio’s average daily net assets.  The management fee is paid on a monthly basis.  The Adviser is required to pay all fees due to the Sub-Adviser (described below) out of the management fee the Adviser receives from the Portfolio.  The Adviser has entered into a contractual arrangement with the Trust to reimburse the Portfolio’s expenses, and/or waive a portion of the advisory or other fees, to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements at 0.95% of average daily net assets for each of Class I and III through April 29, 2017, subject to distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, which may cause the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements shown above to exceed the maximum amounts. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through this agreement to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement.  The Portfolio will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed.

The initial term of the Advisory Agreement is two years. The Board of the Trust may extend the Advisory Agreement for additional one-year terms.  The Board, shareholders of the Portfolio, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice.
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A discussion regarding the Board of Trustees’ basis for approving the Advisory Agreement with respect to the Portfolio is available in the Portfolio’s semi-annual report for the period ended June 30, 2016.

Stadion Portfolios.  Pursuant to the Investment Advisory Agreement (the “Stadion Advisory Agreement”), each of the Portfolio pays the Adviser an annual management fee of 0.75% based on the respective Portfolio’s average daily net assets.  The management fee is paid on a monthly basis.  The Adviser is required to pay all fees due to the Sub-Adviser (described below) out of the management fee the Adviser receives from each Portfolio.  The Adviser has entered into a contractual arrangement with the Sub-Adviser to reimburse the respective Portfolio’s expenses, and/or waive a portion of the advisory, subadvisory or other fees, to the extent necessary to cap the respective Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements at 0.80% of average daily net assets for each of Class I and III through April 29, 2017, subject to distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, which may cause the respective Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements shown above to exceed the maximum amounts. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through this agreement to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the relevant agreement.  The Portfolios will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed.  One-third of this obligation to reimburse expenses and/or waive fees is assumed by the Adviser, and two-thirds is assumed by the Sub-Adviser.

The initial term of the Advisory Agreement is two years. The Board of the Trust may extend the Advisory Agreement for additional one-year terms.  The Board, shareholders of the Portfolios, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice

A discussion regarding the Board of Trustees’ basis for approving the Advisory Agreement with respect to the Portfolios is available in the Portfolio’s semi-annual shareholder report for the period ended June 30, 2016.

Investment Subadviser - Morningstar Portfolios

The Adviser is responsible for selecting the subadviser to each Morningstar Portfolio, subject to shareholder approval and applicable law, if appropriate.  The Subadviser has been engaged to manage the investments of each Morningstar Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees.  The Subadviser is responsible, subject to the supervision and control of the Adviser and the Board of Trustees, for the recommendation of the purchase, retention and sale of primary Underlying ETFs and money market funds in the portion of each Morningstar Portfolio’s investment portfolio under its management.  The Adviser pays the Subadviser an annual subadvisory management fee of 0.15% based on such Portfolio’s average daily net assets.  The Adviser pays the subadvisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement.  The subadvisory management fee is paid on a monthly basis.  The Morningstar Portfolios are not responsible for the payment of this subadvisory management fee.

On January 1, 2016, the sub-adviser to the Morningstar Portfolios, Ibbotson Associates, Inc., a wholly-owned subsidiary of Morningstar, Inc., merged with and into Morningstar Associates, LLC, another wholly-owned subsidiary of Morningstar, Inc.  On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.

Morningstar Investment Management, LLC (“MIM”), the Subadviser for each Morningstar Portfolio, located at 22 W. Washington Street, Chicago, IL 60602, is a wholly owned subsidiary of Morningstar, Inc. and a leading authority on asset allocation with expertise in capital market expectations and portfolio implementation. Approaching portfolio construction from the top-down through a research-based investment process, its experienced consultants and portfolio managers serve mutual fund firms, banks, broker-dealers and insurance companies worldwide. MIM’s methodologies and services address all investment phases, from accumulation to retirement and the transition between the two.  Rooted in academic research, MIM’s portfolio development process establishes the foundation for all of its investment management services. Bridging the gap between theory and practice, the process enables MIM consultants and portfolio managers to build robust portfolios for institutions and investors based on sound asset allocation principles.

A discussion regarding the Board of Trustees’ basis for approving the subadvisory agreement with respect to each Morningstar Portfolio will be available in the Portfolios’ semi-annual shareholder report for the period ended June 30, 2016.

Investment Subadviser - Red Rocks Portfolio

The Adviser has delegated daily management of Red Rocks Portfolio assets to the Sub-Adviser, who is paid by the Adviser and not the Red Rocks Portfolio. The Sub-Adviser is engaged to manage the investments of the Red Rocks Portfolio in accordance with its investment objective, policies and limitations and investment guidelines established by the Adviser and the Board. The Sub-Adviser is responsible, subject to the supervision and control of the Adviser and the Board of Trustees, for the purchase, retention and sale of investments in the portion of the Red Rocks Portfolio’s investment portfolio under its management.  The Adviser pays the Sub-Adviser an annual subadvisory management fee of 0.57% on average daily net assets from $0 to $200,000,000, 0.52% on average daily net assets from $200,000,000 up to $500,000,000, or 0.47% on average daily net assets over $500,000,000 of the Red Rocks Portfolio. The Adviser pays the subadvisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement.  The subadvisory management fee is paid on a monthly basis.  The Portfolio is not responsible for the payment of this subadvisory management fee.
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The Sub-Adviser is the creator, manager and owner of the Listed Private Equity Index, International Listed Private Equity Index and Global Listed Private Equity Index. The Sub-Adviser also has extensive investment experience and has developed proprietary research on the universe of Listed Private Equity Companies and intends to select Listed Private Equity Companies for the Red Rocks Portfolio, and their respective weightings within the Red Rocks Portfolio, based upon a variety of criteria, including: valuation metrics and methodology, financial data, historical performance, management, concentration of underlying assets, liquidity and the need for diversification among underlying assets (i.e., industry sectors, geographic locations, stage of investment and vintage year). The Sub-Adviser is located at 25188 Genesee Trail Road, Suite 250, Golden, Colorado 80401.

On July 31, 2015, the Sub-Adviser was acquired by the Adviser.  Located in Denver, Colorado, the Adviser is a wholly owned subsidiary of ALPS Holdings, Inc. (“ALPS Holdings”).  ALPS Holdings, through its affiliates, provides a wide range of fund services, including fund accounting, transfer agency, shareholder services, active distribution, legal, tax and compliance services.  ALPS Holdings is a wholly owned subsidiary of DST Systems, Inc., a publicly traded company on the New York Stock Exchange.

The Sub-Adviser retains the right to use the name “Listed Private Equity” in connection with another investment company or business enterprise with which the Sub-Adviser is or may become associated. The Sub-Adviser has granted to the Trust the right and license to use the name “Listed Private Equity”, which right and license shall automatically terminate ninety (90) days after termination of the Sub-Advisory Agreement.

A discussion regarding the Board of Trustees’ basis for approving the Sub-Advisory Agreement with respect to the Red Rocks Portfolio is available in the Red Rocks Portfolio’s semi-annual shareholder report for the period ended June 30, 2016.

Investment Subadviser – Stadion Portfolios

The Adviser is responsible for selecting the Sub-Adviser to the Stadion Portfolios, subject to shareholder approval and applicable law, if appropriate.  The Sub-Adviser has been engaged to manage the investments of the Stadion Portfolios in accordance with the Stadion Portfolios’ investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees.  The Sub-Adviser is responsible, subject to the supervision and control of the Adviser and the Board of Trustees, for the purchase, retention and sale of investments in the portion of the Stadion Portfolio’s investment portfolio under its management.  The Adviser pays the Sub-Adviser an annual subadvisory management fee of 0.50% based on the Stadion Portfolio’s average daily net assets.  The Adviser pays the subadvisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement.  The subadvisory management fee is paid on a monthly basis.  The Stadion Portfolio is not responsible for the payment of this subadvisory management fee.

Stadion Money Management, LLC (“Sub-Adviser”), the Sub-Adviser for the Stadion Portfolio, located at 1061 Cliff Dawson Road, Watkinsville, Georgia, is a Delaware limited liability company controlled by certain investment entities controlled and managed by TA Associates, Inc. The Sub-Adviser was organized in April 2011 through a corporate reorganization whereby Stadion Money Management, Inc. (“Stadion Inc.”), the Sub-Adviser’s predecessor firm, contributed substantially all of its business to the Sub-Adviser in exchange for interests in the Sub-Adviser. The executives and members of the advisory staff of the Sub-Adviser have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities and other business and private accounts since Stadion Inc. was founded in 1991.

A discussion regarding the Board of Trustees’ basis for approving the subadvisory agreement with respect to the Stadion Portfolio is available in the Stadion Portfolio’s semi-annual shareholder report for the period ended June 30, 2014.

Portfolio Managers

Morningstar Portfolios.  The individuals primarily responsible for management of the Morningstar Portfolios are the personnel of MIM identified below (each, a “Portfolio Manager” and collectively, the “Portfolio Managers”).  MIM employs a team-based approach to the management of the Morningstar Portfolios. The Portfolio Managers listed below are collectively responsible for the day-to-day management of each Morningstar Portfolio on behalf of the Subadviser. No one person is principally responsible for making recommendations regarding the Morningstar Portfolio’s target asset allocation and investments.

Scott Wentsel, CFA®, CFP®, Chief Investment Officer, Americas. Mr. Wentsel joined MIM in 2005. His responsibilities include the management of fund of funds clients and oversight of the investment personnel within MIM. Mr. Wentsel has more than 25 years of investment industry experience. Prior to joining Morningstar, Mr. Wentsel was an executive director with Morgan Stanley, where he worked primarily on product development and management within Van Kampen Investments. Prior to Morgan Stanley, he spent 13 years with Scudder Kemper Investments, with responsibilities in their mutual fund business. Mr. Wentsel holds a bachelor’s degree in economics from the University of Illinois at Urbana-Champaign and a master’s degree in business administration, with honors, from the University of Chicago, Booth School of Business with concentrations in finance and statistics. Mr. Wentsel has managed the Portfolios since their inception in 2007.
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Jared Watts, Portfolio Manager. Mr. Watts joined MIM in 2006. His responsibilities include the management of fund of funds clients across multiple financial intermediary segments. Mr. Watts helps develop and manage multiple asset allocation solutions and strategies. In addition to conducting fund research, Mr. Watts helps lead the research and implementation efforts on exchange-traded products for Morningstar’s Investment Management division. Mr. Watts has more than 18 years of investment industry experience. Prior to joining Morningstar, Mr. Watts was an Investment Manager at Allstate Financial, where he helped manage fund relationships, asset allocation efforts, and investment product research. Prior to Allstate, Mr. Watts was at A.G. Edwards, where he conducted mutual fund and stock research. Mr. Watts holds a bachelor’s degree in finance from Southern Illinois University and a master’s degree in business administration, with honors, from Saint Xavier University, Graham School of Management with concentrations in portfolio management and financial analysis. Mr. Watts has managed the Portfolios since their inception in 2007.

Carrie Scherkenbach, Portfolio Manager. Mrs. Scherkenbach joined MIM in 1999. Her responsibilities include the management of fund of funds clients across multiple financial intermediary segments. Mrs. Scherkenbach helps develop and manage multiple asset allocation solutions and strategies. In addition to conducting mutual fund research, Mrs. Scherkenbach performs asset allocation modeling, portfolio construction, and fund classification. Mrs. Scherkenbach has more than 18 years of investment industry experience. Prior to joining Morningstar, Mrs. Scherkenbach was a portfolio representative at GE Capital Equipment Financing. Mrs. Scherkenbach holds a bachelor’s degree in finance from the University of Wisconsin. Mrs. Scherkenbach has managed the Portfolios since their inception in 2007.

Brian Huckstep, CFA®, Portfolio Manager. Mr. Huckstep joined MIM in 2005. His responsibilities include the management of fund of funds clients across multiple financial intermediary segments. Mr. Huckstep helps develop and manage multiple asset allocation solutions and strategies. In addition to conducting mutual fund research, Mr. Huckstep performs asset allocation modeling, portfolio construction, and fund classification. Mr. Huckstep has more than 25 years of investment industry experience. Prior to joining Morningstar, Mr. Huckstep was a director of data acquisition at Morningstar, where he helped manage the data collection for international offices. Prior to Morningstar, Mr. Huckstep was a Vice President at Northern Trust, where he held multiple analyst and manager positions. Before joining Northern Trust, Mr. Huckstep was part of a commercial banking rotation program at Bank One. Mr. Huckstep holds a bachelor’s degree in economics from the University of Michigan and a master’s degree in business administration from the University of Chicago, Booth School of Business with concentrations in finance, strategy, and entrepreneurship. Mr. Huckstep has managed the Portfolios since July 2012.

Alerian Portfolio.  The individual identified below is primarily responsible for management of the Alerian Portfolio (the “Portfolio Manager”).

Michael Akins, Senior Vice President and Director - Index Management, of the Adviser.  Mr. Akins is Co-Portfolio Manager of the Portfolio and is also responsible for the refinement and implementation of the equity portfolio management process.  Prior to joining the Adviser, Mr. Akins served as Deputy Chief Compliance Officer for ALPS Fund Services.   Before joining ALPS, Mr. Akins was Assistant Vice President and Compliance Officer for UMB Financial Corporation and prior to UMB, he was an Account Manager at State Street Corporation.  Mr. Akins has over 10 years financial services experience, is an Honor Graduate from the Fiduciary and Investment Risk Management School and graduated from Briar Cliff University with a B.A. in Business Administration.

Ryan Mischker, Manager – Index Manager, of the Adviser.  Mr. Mischker is Co-Portfolio Manager of the Portfolio. Mr. Mischker also has oversight of the day-to-day operations of the department. Prior to joining ALPS Advisors, Mr. Mischker served as Compliance Manager of ALPS Fund Services, where he was primarily responsible for managing all post-trade monitoring for IRS, SEC and Pro/SAI investment guidelines and restrictions. Mr. Mischker has over 13 years financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

Red Rocks Portfolio. The individuals identified below are primarily responsible for management of the Red Rocks Portfolio (each, a “Portfolio Manager” and collectively, the “Portfolio Managers”). Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Red Rocks Portfolio.

Adam Goldman
Portfolio manager of the Portfolio, is a Co-Founder and Managing Director of Red Rocks Capital LLC, 2003-Present. Previously, he served as a General Partner and Managing Director in four separate venture funds with Centennial Ventures, Denver, Colorado, investing and managing approximately $1 billion in committed capital from 1992 through 2002.

Mark Sunderhuse
Portfolio manager of the Portfolio, is a Co-Founder and Managing Director of Red Rocks Capital LLC, 2003-Present. Previously, he was a Portfolio Manager and Partner with Berger Financial, in Denver, Colorado, from 1998 to 2001. Berger Financial oversaw in excess of $14 billion in discretionary assets and Mr. Sunderhuse managed three funds while at Berger (New Generation, Mid-Cap Growth and Select). In addition, Mr. Sunderhuse was closely involved with acquiring outside investment management firms to complement Berger Financial’s institutional line-up.

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Stadion Portfolios.The individuals identified below are primarily responsible for management of the Stadion Portfolios (each, a “Portfolio Manager” and collectively, the “Portfolio Managers”).  The Stadion Portfolios are managed by a portfolio management team consisting of Paul M. Frank, Brad A. Thompson, CFA, William McGough, CFA and Clayton Fresk, CFA. Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Portfolios.

Paul M. Frank.  Mr. Frank is the Lead Portfolio Manager of the Portfolio and has served as a Senior Portfolio Manager of the Sub-Adviser since joining the Sub-Adviser in 2013. Mr. Frank founded Aviemore Asset Management, LLC in 1993 and served as its President until 2013. He also served as President, Treasurer, Trustee and Chief Compliance Officer of Aviemore Funds from 2004 until 2013. Mr. Frank has a Bachelor of Arts in History and Economics from Drew University. Mr. Frank also completed a Masters of Business Administration in Finance from Fordham University’s Graduate School of Business Administration in 1992, earning the Dean’s award for academic excellence and named class valedictorian.

Brad A. Thompson, CFA®. Mr. Thompson serves as Chief Investment Officer of the Sub-Adviser and has been a Portfolio Manager and an officer of the Sub-Adviser (and its predecessor), serving in a supervisory role for portfolio management operations since 2006. He has a Bachelor of Business Administration Degree in Finance from the University of Georgia and holds the Chartered Financial Analyst designation. Mr. Thompson is a member of the CFA Institute and the Bermuda Society of Financial Analysts and also holds the Chartered Retirement Plan Specialist Designation.

William McGough, CFA®. Mr. McGough is Senior Vice President of Portfolio Management of the Sub-Adviser and has served in that capacity since joining the Sub-Adviser in 2003. He has a Bachelor of Business Administration Degree from the University of Georgia and also holds the Chartered Financial Analyst designation.

Clayton Fresk, CFA®. Mr. Fresk is a  Portfolio Manager of the Sub-Adviser since June 2015. He previously served as a Portfolio Management Analyst from 2009 until June 2015. He previously served as a Senior Business Analyst at RiverSource Investments LLC from 2006 until 2009. He has a Bachelor of Arts degree in Finance and Marketing and an M.B.A. degree from the University of Minnesota. He also holds the Chartered Financial Analyst designation.

The SAI provides additional information about the Portfolio Managers, including Portfolio Manager compensation, other accounts managed by the Portfolio Managers, and each Portfolio Manager’s ownership of shares in the Portfolios.

The Adviser directly manages the assets of the Alerian Portfolio, without the use of a subadviser, in accordance with the Portfolio’s investment objective, policies and restrictions.

SHAREHOLDER INFORMATION

Buying and Selling Shares

Each Portfolio may sell its shares only to separate accounts of various insurance companies (the “Insurer(s)”) and to various qualified plans (“Retirement Plans”).  Shares are available through investment in various Retirement Plans, or purchase of certain variable annuity contracts or life insurance policies (“Contracts”) issued by Insurers.  If you are a Contract Owner, the Insurer will allocate your premium payments to a Portfolio through separate accounts in accordance with your Contract.

The Retirement Plans and separate accounts of Insurers are the shareholders of record of a Portfolio’s shares.  Any reference to the “shareholder” in this Prospectus generally refers to the Retirement Plans and the Insurers’ separate accounts. “Shareholder” does not refer to the individual investor, but the Contract Owner in such separate account or as a Participant in such Retirement Plan.

The Trust has received exemptive relief from the Securities and Exchange Commission to sell Portfolio shares to, among others, separate accounts funding variable annuity contracts and variable life insurance policies issued by both affiliated life insurance companies and unaffiliated life insurance companies, and trustees of qualified group pension and group retirement plans outside of the separate account context. Due to differences in tax treatment and other considerations, the interests of certain contract owners and Retirement Plans may conflict. The Trust’s Board of Trustees will monitor events in order to attempt to identify the existence of any material irreconcilable conflicts and to determine any action to be taken in response.
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Each Portfolio continuously offers shares to Insurers and Retirement Plans at the net asset value (“NAV”) per share next determined after the Trust or its designated agent receives and accepts a proper purchase or redemption request.  Each Insurer or Retirement Plan submits purchase and redemption orders to the Trust based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests that are furnished to the Insurer by such Contract Owners or by Participants.  The Insurers and Retirement Plans are designated agents of the Portfolios.  The Trust, the Adviser and the Portfolios’ distributor reserves the right to reject any purchase order from any party for shares of any Portfolio.

The Portfolios may refuse to sell their Shares to any Insurer or Retirement Plan or may suspend or terminate the offering of a Portfolio’s Shares if such action is required by law or regulatory authority or is in the best interests of a Portfolio’s shareholders. It is possible that a Retirement Plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on Insurer separate accounts investing in the Portfolios. The Adviser intends to monitor such Retirement Plans, and the Portfolios may discontinue sales to a Retirement Plan and require Participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of the Adviser is at risk of losing) its qualified plan status.

Each Portfolio will ordinarily make payment for redeemed shares within seven (7) business days after the Trust or its designated agent receives and accepts a proper redemption order.  A proper redemption order will contain all the necessary information and signatures from either the Insurer or Retirement Plan required to process the redemption order.  The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts such instructions in proper form.

Each Portfolio may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange (“NYSE”) is restricted, or the NYSE is closed for other than weekends and national holidays; when an emergency makes it not reasonably practicable for a Portfolio to dispose of its assets or calculate its NAV; or as permitted by the Securities and Exchange Commission.

Certain Insurers, separate accounts, or Adviser affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio’s Shares. Redemptions by these Insurers or separate accounts of their holdings in a Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a Portfolio’s NAV. Shareholders receiving an ‘in-kind’ redemption may realize a gain or loss for tax purposes when liquidating acquired securities and will incur all transaction fees. Such securities shall remain subject to market risk until disposed of.

The accompanying disclosure documents for the Contracts or Retirement Plans describes the allocation, transfer, and withdrawal provisions of such Contract or Retirement Plan.  These Contracts and Retirement Plans may assess fees and expenses that are not described in this Prospectus.  You should review the accompanying disclosure documents for a complete description of such fees and expenses, if any.

Valuing Shares

The price at which you buy, sell, or exchange Portfolio shares is the share price or NAV.  The share price for shares of each Portfolio is determined by adding the value of that Portfolio’s investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the shares outstanding of that Portfolio.  Each Portfolio is open for business each day that the NYSE is open (a “Business Day”).  Each NAV is calculated at the close of that Business Day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time).  NAV is not calculated on the days that the NYSE is closed.

When a Portfolio calculates its NAV, it values the securities it holds at market value.  Sometimes market quotes for some securities are not available or are not representative of market value.  Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.  In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Trustees.

Excessive Trading and Market Timing Activities

While each Portfolio provides its shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive trading and market timing activities (“Disruptive Trading”) in a Portfolio’s shares can be disruptive to the management of a Portfolio and as a result may hurt the long-term performance of a Portfolio.

For example, Disruptive Trading activities may expose long-term shareholders to additional risks, such as:
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○	dilution of the value of a Portfolio’s shares held by long-term shareholders who do not engage in this activity;

○	the loss of investment opportunity by requiring an Morningstar Portfolio to maintain more liquid assets as opposed to being able to invest such assets in Underlying ETFs; and

○	increased brokerage and administrative cost to a Portfolio due to redemption requests that are unusually large in either dollar amounts or number of redemptions.

In addition, each Morningstar Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be primarily listed on foreign exchanges, the impact of events that occur after the close of a foreign exchange but before the close of trading on the NYSE may present risks of “time-zone arbitrage”.  Similarly, each such Underlying ETF may hold certain small-capitalization (e.g., small company) stocks that are thinly traded, and these types of securities, as with securities listed on foreign exchanges, are also prone to stale pricing and other potential pricing discrepancies (each a “Market Timing” strategy).  An investor engaging in this type of Market Timing of an Morningstar Portfolio is seeking to capture any pricing inefficiencies and possibly cause a dilution of the value in an Morningstar Portfolio’s NAV. Excessive Trading risks can be magnified for mutual funds that are smaller in asset size.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted policies that it believes are reasonably designed to discourage Disruptive Trading.  The Portfolios are typically available as an investment option under a number of different variable insurance products of Insurers and Retirement Plans.  Contract Owners of these variable insurance products and Participants of these Retirement Plans may typically transfer value among subaccounts of the Insurer’s separate accounts or Retirement Plans by contacting the Insurer or Retirement Plan, as applicable.  The resulting purchases and redemptions of Portfolio shares may be made through omnibus accounts of the Insurer’s separate account or Retirement Plan, as applicable.  The right of a Contract Owner or Participant to transfer among subaccounts is governed by a contract or plan between the Insurer or Retirement Plan and such Contract Owner or Participant, respectively.  Because the record owners of the Portfolios are generally the Insurers or Retirement Plans, and not the Contract Owners or Participants, the Trust is not ordinarily in a position to directly monitor for or uncover Disruptive Trading by Contract Owners or Participants.  The terms of these contracts or plans, the presence of financial intermediaries (including the Insurers) between the Portfolios and Contract Owners and Participants, the utilization of omnibus accounts by these intermediaries and other factors, such as state insurance laws, may limit the Portfolios’ ability to detect and deter market timing.

As a consequence, the Trust typically seeks to enlist the cooperation or assistance, through contractual arrangements or otherwise, of an Insurer, Retirement Plan or intermediary in seeking to detect, monitor and deter Disruptive Trading.  An Insurer, Retirement Plan or intermediary may not have the capability or willingness to assist to the degree or in the manner requested by the Trust.  In addition, certain parties who engage in Disruptive Trading may employ a variety of techniques to avoid detection.

None of these tools, however, can guarantee the possibility that Disruptive Trading activity will not occur, and the Trust cannot guarantee that monitoring by the Insurers or Retirement Plans will be 100% successful in detecting all Disruptive Trading.  Consequently, there is a risk that some investors could engage in Disruptive Trading activities.

Any shareholder who wishes to engage in a Disruptive Trading strategy should not purchase shares of any Portfolio.

Anti-Money Laundering

Under applicable anti-money laundering regulations and other Federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Contract Owners and Participants may be asked to provide additional information in order for the Trust and its agents to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other Federal regulations.

Distributions and Tax Consequences

The Portfolios distribute substantially all of their net income and capital gains to shareholders each year.  The Portfolios pay capital gains and income dividends annually. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested at net asset value in the Portfolios.  For Contract Owners the result of automatic reinvestment of distributions on a Portfolio’s performance, including the effect of dividends, is reflected in the cash value of the Contracts you own.  Please see the Contract prospectus accompanying this Prospectus for more information.

The Portfolios each intend to qualify as a “regulated investment company” under Section 851 the Code, in order to be relieved of Federal income tax on that part of their net investment income and realized capital gains they distribute to shareholders.  To qualify, the Portfolios must meet certain relatively complex income and diversification tests.  The loss of such status would result in the Portfolios being subject to Federal income tax on their taxable income and gains.
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The Trust is an open-end registered investment company under the 1940 Act. As such, each Portfolio is generally limited under the 1940 Act to one distribution in any one taxable year of long-term capital gains realized by the Portfolio. In this regard, that portion of a Portfolio’s income which consists of gain realized by the Portfolio on a sale of a security (including, in the case of the Alerian Portfolio, equity units in an MLP, other than the portion of such gain representing recapture income) may constitute long-term capital gain subject to this limitation. Cash distributions received by the Alerian Portfolio from the MLPs in which such Portfolio invests generally will not constitute long-term capital gain, except to the extent that (i) such MLP distributions relate to long-term capital gain realized by the MLP on a sale by the MLP of its assets or (ii) the distributions received from a particular MLP exceed such Portfolio’s tax basis in its equity units in such MLP. The Alerian Portfolio does not expect that a material portion of the cash distributions it receives from MLPs in which it invests will constitute long-term capital gain.

The Alerian Portfolio may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Alerian Portfolio owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital. The Alerian Portfolio may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Portfolio to avoid or reduce taxes.

In addition to the diversification requirements applicable to regulated investment companies generally, Section 817(h) of the Code and the Treasury Regulations promulgated thereunder impose additional diversification requirements on separate accounts holding variable annuity and variable life insurance contracts.  In determining whether a separate account satisfies the foregoing diversification requirements, Section 817(h) allows a separate account to look through the to the assets of regulated investment companies in which such separate account has invested under certain conditions which the Portfolios believe that they will satisfy. The Adviser intends to diversify investments in accordance with those requirements. The Insurers’ prospectuses for variable annuities policies describe the Federal income tax treatment of distributions from such contracts to Contract Owners.

Employee benefit plans and other tax-exempt investors considering an investment in any of the Portfolios should consult their tax advisers about the potential tax consequences of such an investment.

Prospective taxable investors should consult with their tax advisers concerning tax consequences of an investment in a Portfolio that apply to taxable investors.

The foregoing is only a short summary of important federal tax law provisions that can affect the Portfolios.  Other federal, state, or local tax law provisions may also affect the Portfolios and their operations.

Because each investor’s tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser, or if applicable, the Insurer through which your investment in a particular Portfolio is made, about your investment.

Distribution Plans

The Board of Trustees has adopted a separate plan of distribution for each Class pursuant to Rule 12b-1 under the 1940 Act for the Portfolios (a “Distribution Plan”).

Class I Distribution Plan

The Class I shares have adopted a Defensive Distribution Plan (the “Class I Distribution Plan”) that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or on-going shareholder liaison services. Under the Class I Distribution Plan, the Adviser may pay significant amounts to financial intermediaries that perform activities which are intended to result in the sale of Portfolio shares. The Board of Trustees has currently authorized such payments on behalf of the Portfolios.

Class II and III Distribution Plans

The Class II and III Distribution Plans permit the use of each Portfolio’s assets to compensate the Portfolios’ distributor, ALPS Portfolio Solutions Distributor, Inc. (“APSD”), for its services and costs in distributing shares and/or on-going personal services provided to shareholders.  The Class II and III Distribution Plans also recognize that the Adviser and Subadviser(s) may use their management fee revenues, as well as their past profits, to pay for expenses incurred in connection with providing certain services.

Under the Class II and III Distribution Plans, APSD receives an amount equal to 0.25% of the average annual net assets of the Class II and III shares, respectively, of each Portfolio.  All or a portion of the fees paid to APSD under the Class II and III Distribution Plans will, in turn, be paid to certain financial intermediaries as compensation for distribution related activities and/or providing ongoing shareholder liaison services.  On-going shareholder liaison services generally include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, dividend posting and other information on their investments.
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Because the Class II and III Distribution Plans fees are paid out of Portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plans
The ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Stadion Tactical Growth Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Red Rocks Listed Private Equity Portfolio have each adopted a non 12b-1 shareholder services plan (a “Services Plan”) with respect to Class I and Class III shares. Under each Services Plan, each Portfolio is authorized to pay certain financial intermediaries and Trust affiliates (“Participating Organizations”), for non-distribution related services to shareholders of Class I or Class III shares, as applicable.
The aggregate fees on an annual basis are not to exceed 0.15% or 0.25% of the average daily net asset value of the Class I and Class III shares of each Portfolio, respectively, in each case attributable to or held in the name of a Participating Organization. The fee is compensation for providing some or all of the following on-going services: (i) maintaining separate records for each beneficial shareholder; (ii) transmitting purchase and redemption orders; (iii) preparing and transmitting account statements for each beneficial shareholder; (iv) transmitting proxy statements, periodic reports, and other communications to beneficial shareholder; (v) providing periodic reports to the Trust to enable each Portfolio to comply with state Blue Sky requirements, and/or (vi) such other services as may be reasonably related to the foregoing or otherwise authorized under the Service Plans. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities shall be reimbursed to such Fund as soon as practicable.

Networking, Sub-Accounting and Administrative Fees

Certain financial intermediaries may contract with the Portfolios, or their designee, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Portfolios. In consideration for providing these services, the financial intermediaries will receive compensation, which is typically paid by the Portfolios. Any such payment by the Portfolios to a financial intermediary for networking, recordkeeping, sub-accounting and/or administrative services are in addition to any Rule 12b-1 or non-distributed-related services provided to shareholders (“Administration Fees”).
Service Plans and Administration Fees, if any, are paid out of Portfolio assets on an on-going basis, over time these fees may increase the cost of your investment than if you held your shares directly with the Portfolios’ Please see the Statement of Additional Information for additional information regarding such fees.

OTHER INFORMATION

Net Asset Value

The net asset value per share of each Portfolio will be determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) each day the NYSE is open for business and will be computed by determining the aggregate market value of all assets of that Portfolio less its liabilities divided by the total number of shares outstanding.  The NYSE is closed on weekends and most national holidays.  The determination of net asset value for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of regular trading on the NYSE on that day.

Foreign securities exchanges, which set the prices for foreign securities held by each Portfolio, are not always open the same days as the NYSE, and they may be open for business on days the NYSE is not.  For example, Thanksgiving Day is a holiday observed by the NYSE but not observed by foreign exchanges.  In this situation, a Portfolio would not calculate net asset value on Thanksgiving Day and the Portfolio would not buy, sell or exchange shares for investors on that day, even though activity on foreign exchanges could result in changes in the net asset value of investments held by that Portfolio on that day.  Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the Business Day as of which such value is being determined.

Notwithstanding the foregoing, where market quotations are not readily available, or in the Adviser’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Adviser using fair valuation procedures established by the Board of Trustees. Examples of potentially significant events that could materially impact a Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions. Fair valuation procedures may also be employed for securities such as certain derivatives, swaps, and other similar instruments for which there are no market quotations readily available.  There can be no assurance, however, that a fair valuation used by a Portfolio on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.  The value assigned to fair-valued securities for purposes of calculating a Portfolio’s net asset value may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their net asset values. A Portfolio may change the time at which orders are priced if the NYSE closes at a different time or an emergency exists. With respect to any portion of a Portfolio’s assets that are invested in Underlying ETFs or other pooled investment vehicles (including those that are registered under the 1940 Act), the Portfolios’ net asset value is calculated based upon the net asset values of the those Underlying ETFs or other pooled investment vehicles in which the Portfolios invest, and the prospectuses or other offering documents for those Underlying ETFs and pooled vehicles explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
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Disclosure of Portfolio Holdings

The SAI contains a detailed description of each Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past year.  Certain information reflects financial results for a single Portfolio share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

These financial highlights of the Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio,  Morningstar Aggressive Growth ETF Asset Allocation Portfolio, ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Stadion Tactical Growth Portfolio have been audited by Deloitte & Touche LLP, whose report, along with the Portfolios’ financial statements, are included in the December 31, 2015 annual report, which is available upon request.

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Morningstar Conservative ETF Asset Allocation Portfolio – Class I
Financial Highlights

	Class I
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.27	$11.24	$11.24	$11.03	$11.09
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.18	0.17	0.15	0.20	0.26
Net realized and unrealized gain/(loss) on investments	(0.29)	0.18	0.16	0.40	0.11
Total income/(loss) from investment operations	(0.11)	0.35	0.31	0.60	0.37

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.16)	(0.15)	(0.17)	(0.18)	(0.16)
From net realized gain	(0.28)	(0.17)	(0.14)	(0.21)	(0.27)
Total distributions	(0.44)	(0.32)	(0.31)	(0.39)	(0.43)
Net increase/(decrease) in net asset value	(0.55)	0.03	–	0.21	(0.06)
Net asset value - end of year	$10.72	$11.27	$11.24	$11.24	$11.03

Total Return*	(0.96)%	3.10%	2.77%	5.48%	3.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$3,296	$3,340	$3,037	$3,039	$2,504
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.57%	0.55%	0.58%	0.60%	0.63%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.53%	0.53%	0.51%
Net investment income after waiver/reimbursements	1.59%	1.48%	1.29%	1.75%	2.31%
Portfolio turnover rate	37%	23%	19%	22%	39%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

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Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Financial Highlights

	Class II
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.22	$11.20	$11.20	$11.00	$11.07
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.15	0.14	0.12	0.17	0.24
Net realized and unrealized gain/(loss) on investments	(0.28)	0.17	0.17	0.40	0.10
Total income/(loss) from investment operations	(0.13)	0.31	0.29	0.57	0.34

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.14)	(0.12)	(0.15)	(0.16)	(0.14)
From net realized gain	(0.28)	(0.17)	(0.14)	(0.21)	(0.27)
Total distributions	(0.42)	(0.29)	(0.29)	(0.37)	(0.41)
Net increase/(decrease) in net asset value	(0.55)	0.02	–	0.20	(0.07)
Net asset value - end of year	$10.67	$11.22	$11.20	$11.20	$11.00

Total Return*	(1.21)%	2.77%	2.56%	5.21%	3.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$35,325	$36,575	$36,295	$35,950	$27,460
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.82%	0.80%	0.83%	0.85%	0.88%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.78%	0.78%	0.77%
Net investment income after waiver/reimbursements	1.33%	1.22%	1.05%	1.53%	2.10%
Portfolio turnover rate	37%	23%	19%	22%	39%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

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Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

	Class I
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.93	$10.90	$10.41	$10.11	$10.25
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.18	0.17	0.15	0.20	0.23
Net realized and unrealized gain/(loss) on investments	(0.35)	0.22	0.63	0.63	(0.09)
Total income/(loss) from investment operations	(0.17)	0.39	0.78	0.83	0.14

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.21)	(0.16)	(0.19)	(0.20)	(0.11)
From net realized gain	(0.43)	(0.20)	(0.10)	(0.33)	(0.17)
Total distributions	(0.64)	(0.36)	(0.29)	(0.53)	(0.28)
Net increase/(decrease) in net asset value	(0.81)	0.03	0.49	0.30	(0.14)
Net asset value - end of year	$10.12	$10.93	$10.90	$10.41	$10.11

Total Return*	(1.52)%	3.63%	7.58%	8.18%	1.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$4,417	$4,227	$3,736	$3,315	$2,186
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52%	0.50%	0.53%	0.52%	0.55%
Net expenses after waiver/reimbursements	0.52%	0.50%	0.53%	0.52%	0.51%
Net investment income after waiver/reimbursements	1.63%	1.56%	1.39%	1.90%	2.25%
Portfolio turnover rate	24%	16%	12%	19%	45%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

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Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

	Class II
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.37	$11.33	$10.81	$10.49	$10.64
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.15	0.15	0.13	0.17	0.21
Net realized and unrealized gain/(loss) on investments	(0.35)	0.22	0.65	0.66	(0.10)
Total income/(loss) from investment operations	(0.20)	0.37	0.78	0.83	0.11

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.17)	(0.13)	(0.16)	(0.18)	(0.09)
From net realized gain	(0.43)	(0.20)	(0.10)	(0.33)	(0.17)
Total distributions	(0.60)	(0.33)	(0.26)	(0.51)	(0.26)
Net increase/(decrease) in net asset value	(0.80)	0.04	0.52	0.32	(0.15)
Net asset value - end of year	$10.57	$11.37	$11.33	$10.81	$10.49

Total Return*	(1.68)%	3.30%	7.33%	7.87%	1.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$88,257	$107,135	$110,724	$109,407	$94,049

Ratios to average net assets:
Total expenses before waiver/reimbursements	0 .77%	0 .76%	0 .78%	0 .77%	0 .80%
Net expenses after waiver/reimbursements	0 .77%	0 .76%	0 .78%	0 .77%	0 .77%
Net investment income after waiver/reimbursements	1 .33%	1 .29%	1 .14%	1 .57%	1 .98%
Portfolio turnover rate	24%	16%	12%	19%	45%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

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Morningstar Balanced ETF Asset Allocation Portfolio – Class I
Financial Highlights

	Class I
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.37	$11.18	$10.18	$9.74	$10.08
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.19	0.19	0.17	0.21	0.22
Net realized and unrealized gain/(loss) on investments	(0.42)	0.34	1.07	0.86	(0.28)
Total income/(loss) from investment operations	(0.23)	0.53	1.24	1.07	(0.06)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.19)	(0.16)	(0.18)	(0.18)	(0.12)
From net realized gain	(0.31)	(0.18)	(0.06)	(0.45)	(0.16)
Total distributions	(0.50)	(0.34)	(0.24)	(0.63)	(0.28)
Net increase/(decrease) in net asset value	(0.73)	0.19	1.00	0.44	(0.34)
Net asset value - end of year	$10.64	$11.37	$11.18	$10.18	$9.74

Total Return*	(1.97)%	4.79%	12.19%	11.00%	(0.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$21,502	$20,807	$19,383	$13,860	$8,406
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.51%	0.50%	0.52%	0.51%	0.53%
Net expenses after waiver/reimbursements	0.51%	0.50%	0.52%	0.51%	0.52%
Net investment income after waiver/reimbursements	1.68%	1.70%	1.59%	2.06%	2.19%
Portfolio turnover rate	29%	19%	11%	18%	51%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

86

Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Financial Highlights

	Class II
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.45	$11.26	$10.26	$9.81	$10.17
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.16	0.17	0.14	0.18	0.19
Net realized and unrealized gain/(loss) on investments	(0.42)	0.34	1.07	0.88	(0.29)
Total income/(loss) from investment operations	(0.26)	0.51	1.21	1.06	(0.10)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.16)	(0.14)	(0.15)	(0.16)	(0.10)
From net realized gain	(0.31)	(0.18)	(0.06)	(0.45)	(0.16)
Total distributions	(0.47)	(0.32)	(0.21)	(0.61)	(0.26)
Net increase/(decrease) in net asset value	(0.73)	0.19	1.00	0.45	(0.36)
Net asset value - end of year	$10.72	$11.45	$11.26	$10.26	$9.81

Total Return*	(2.22)%	4.51%	11.86%	10.81%	(0.89)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$191,774	$207,046	$199,551	$177,384	$146,175
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.76%	0.75%	0.77%	0.76%	0.78%
Net expenses after waiver/reimbursements	0.76%	0.75%	0.77%	0.76%	0.77%
Net investment income after waiver/reimbursements	1.40%	1.43%	1.30%	1.68%	1.89%
Portfolio turnover rate	29%	19%	11%	18%	51%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

87

Morningstar Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

	Class I
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.27	$10.91	$9.48	$9.17	$9.75
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.18	0.18	0.16	0.18	0.18
Net realized and unrealized gain/(loss) on investments	(0.44)	0.34	1.42	1.02	(0.53)
Total income/(loss) from investment operations	(0.26)	0.52	1.58	1.20	(0.35)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.17)	(0.14)	(0.14)	(0.15)	(0.12)
From net realized gain	(0.16)	(0.02)	(0.01)	(0.74)	(0.11)
Total distributions	(0.33)	(0.16)	(0.15)	(0.89)	(0.23)
Net increase/(decrease) in net asset value	(0.59)	0.36	1.43	0.31	(0.58)
Net asset value - end of year	$10.68	$11.27	$10.91	$9.48	$9.17

Total Return*	(2.22)%	4.85%	16.78%	13.24%	(3.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$66,750	$63,676	$53,553	$37,403	$26,531
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.51%	0.50%	0.52%	0.52%	0.54%
Net expenses after waiver/reimbursements	0.51%	0.50%	0.52%	0.52%	0.51%
Net investment income after waiver/reimbursements	1.60%	1.64%	1.53%	1.84%	1.85%
Portfolio turnover rate	28%	16%	6%	19%	52%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.

88

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

	Class II
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.12	$10.77	$9.36	$9.07	$9.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.15	0.15	0.12	0.14	0.14
Net realized and unrealized gain/(loss) on investments	(0.44)	0.34	1.42	1.02	(0.50)
Total income/(loss) from investment operations	(0.29)	0.49	1.54	1.16	(0.36)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.14)	(0.12)	(0.12)	(0.13)	(0.11)
From net realized gain	(0.16)	(0.02)	(0.01)	(0.74)	(0.11)
Total distributions	(0.30)	(0.14)	(0.13)	(0.87)	(0.22)
Net increase/(decrease) in net asset value	(0.59)	0.35	1.41	0.29	(0.58)
Net asset value - end of year	$10.53	$11.12	$10.77	$9.36	$9.07

Total Return*	(2.51)%	4.57%	16.54%	12.92%	(3.68)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$135,370	$145,233	$142,959	$120,573	$107,209
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.76%	0.75%	0.77%	0.77%	0.79%
Net expenses after waiver/reimbursements	0.76%	0.75%	0.77%	0.77%	0.76%
Net investment income after waiver/reimbursements	1.32%	1.35%	1.23%	1.47%	1.47%
Portfolio turnover rate	28%	16%	6%	19%	52%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
89

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

	Class I
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.79	$11.48	$9.88	$8.75		$9.31
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.19	0.20	0.18	0.18		0.17
Net realized and unrealized gain/(loss) on investments	(0.51)	0.34	1.64	1.08		(0.62)
Total income/(loss) from investment operations	(0.32)	0.54	1.82	1.26		(0.45)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.17)	(0.14)	(0.14)	(0.13)		(0.11)
From net realized gain	(0.17)	(0.09)	(0.08)	(0.00	)(2)	–
Total distributions	(0.34)	(0.23)	(0.22)	(0.13)		(0.11)
Net increase/(decrease) in net asset value	(0.66)	0.31	1.60	1.13		(0.56)
Net asset value - end of year	$11.13	$11.79	$11.48	$9.88		$8.75

Total Return*	(2.65)%	4.74%	18.53%	14.46%		(4.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$29,410	$25,603	$20,301	$13,256		$8,937
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53%	0.51%	0.55%	0.57%		0.60%
Net expenses after waiver/reimbursements	0.52%	0.51%	0.52%	0.53%		0.51%
Net investment income after waiver/reimbursements	1.56%	1.70%	1.63%	1.91%		1.81%
Portfolio turnover rate	27%	19%	8%	23%		43%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
90

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

	Class II
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.70	$11.39	$9.82	$8.70		$9.26
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.15	0.17	0.14	0.14		0.13
Net realized and unrealized gain/(loss) on investments	(0.50)	0.34	1.63	1.09		(0.60)
Total income/(loss) from investment operations	(0.35)	0.51	1.77	1.23		(0.47)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.14)	(0.11)	(0.12)	(0.11)		(0.09)
From net realized gain	(0.17)	(0.09)	(0.08)	(0.00	)(2)	–
Total distributions	(0.31)	(0.20)	(0.20)	(0.11)		(0.09)
Net increase/(decrease) in net asset value	(0.66)	0.31	1.57	1.12		(0.56)
Net asset value - end of year	$11.04	$11.70	$11.39	$9.82		$8.70

Total Return*	(2.92)%	4.56%	18.12%	14.20%		(5.04)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$50,611	$53,164	$48,589	$38,551		$33,554
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78%	0.76%	0.80%	0.82%		0.84%
Net expenses after waiver/reimbursements	0.77%	0.76%	0.77%	0.78%		0.76%
Net investment income after waiver/reimbursements	1.25%	1.41%	1.31%	1.51%		1.45%
Portfolio turnover rate	27%	19%	8%	23%		43%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
91

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Financial Highlights

	Class I
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.91	$10.76	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.34	0.32	0.18
Net realized and unrealized gain/(loss) on investments	(4.86)	1.00	0.58
Total income/(loss) from investment operations	(4.52)	1.32	0.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.10)	(0.10)	–
From net realized gain	(0.19)	(0.07)	–
Total distributions	(0.29)	(0.17)	–
Net increase/(decrease) in net asset value	(4.81)	1.15	0.76
Net asset value - end of period	$7.10	$11.91	$10.76

Total Return*	(37.71)%	12.44%	7.60	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$330	$365	$151
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.94%	0.95%	3.11	%(3)
Net expenses after waiver/reimbursements	0.90%	0.80%	0.80	%(3)
Net investment income after waiver/ reimbursements	3.37%	2.73%	2.67	%(3)
Portfolio turnover rate	59%	33%	26	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
92

ALPS | Alerian Energy Infrastructure Portfolio – Class III

Financial Highlights

	Class III
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.90	$10.72	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.31	0.27	0.14
Net realized and unrealized gain/(loss) on investments	(4.85)	1.00	0.58
Total income/(loss) from investment operations	(4.54)	1.27	0.72

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.07)	(0.01)	–
From net realized gain	(0.19)	(0.08)	–
Total distributions	(0.26)	(0.09)	–
Net increase/(decrease) in net asset value	(4.80)	1.18	0.72
Net asset value - end of period	$7.10	$11.90	$10.72

Total Return*	(37.92)%	11.91%	7.20	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$52,411	$68,777	$19,650
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.27%	1.40%	2.22	%(3)
Net expenses after waiver/reimbursements	1.23%	1.28%	1.30	%(3)
Net investment income after waiver/ reimbursements	3.07%	2.24%	2.16	%(3)
Portfolio turnover rate	59%	33%	26	% (2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
93

ALPS | Red Rocks Listed Private Equity Portfolio – Class I

Financial Highlights

	Class I
	For the Year Ended December 31, 2015		For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.48		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.18		0.02
Net realized and unrealized gain/(loss) on investments	(0.29)		0.46
Total income/(loss) from investment operations	(0.11)		0.48

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.04)		–
From net realized gain	(0.00	)(2)	–
Total distributions	(0.04)		–
Net increase/(decrease) in net asset value	(0.15)		0.48
Net asset value - end of period	$10.33		$10.48

Total Return*	(1.08)%		4.80	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$454		$26
Ratios to average net assets:
Total expenses before waiver/reimbursements	5.98%		43.45	%(4)
Net expenses after waiver/reimbursements	1.08%		0.95	%(4)
Net investment income after waiver/ reimbursements	1.76%		0.82	%(4)
Portfolio turnover rate	12%		45	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.
94

ALPS | Red Rocks Listed Private Equity Portfolio – Class III
Financial Highlights

	Class III
	For the Year Ended December 31, 2015		For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.47		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.15		0.01
Net realized and unrealized gain/(loss) on investments	(0.29)		0.46
Total income/(loss) from investment operations	(0.14)		0.47

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.01)		–
From net realized gain	(0.00	)(2)	–
Total distributions	(0.01)		–
Net increase/(decrease) in net asset value	(0.15)		0.47
Net asset value - end of period	$10.32		$10.47

Total Return*	(1.32)%		4.70	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$6,142		$236
Ratios to average net assets:
Total expenses before waiver/reimbursements	5.91%		43.95	%(4)
Net expenses after waiver/reimbursements	1.44%		1.45	%(4)
Net investment income after waiver/ reimbursements	1.46%		0.32	%(4)
Portfolio turnover rate	12%		45	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.
95

ALPS | Stadion Tactical Defensive Portfolio – Class I
Financial Highlights

	Class I
	For the Year Ended December 31, 2015	For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.62	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.03	0.07
Net realized and unrealized gain/(loss) on investments	(1.00)	0.55
Total income/(loss) from investment operations	(0.97)	0.62

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.30)	–
Total distributions	(0.30)	–
Net increase/(decrease) in net asset value	(1.27)	0.62
Net asset value - end of period	$9.35	$10.62

Total Return*	(9.09)%	6.20	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$8	$108
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.96%	13.77	%(3)
Net expenses after waiver/reimbursements	0.89%	0.80	%(3)
Net investment income after waiver/ reimbursements	0.26%	1.07	%(3)
Portfolio turnover rate	839%	89	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
96

ALPS | Stadion Tactical Defensive Portfolio – Class III
Financial Highlights

	Class III
	For the Year Ended December 31, 2015	For the Period April 30, 2014(Commencement of Operations)to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.63	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) after waiver/reimbursements(1)	(0.02)	0.08
Net realized and unrealized gain/(loss) on investments	(0.98)	0.55
Total income/(loss) from investment operations	(1.00)	0.63

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	(0.01)	–
Total distributions	(0.01)	–
Net increase/(decrease) in net asset value	(1.01)	0.63
Net asset value - end of period	$9.62	$10.63

Total Return*	(9.43)%	6.30	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$5,356	$1,022
Ratios to average net assets:
Total expenses before waiver/reimbursements	2.15%	9.63	%(3)
Net expenses after waiver/reimbursements	1.29%	1.30	%(3)
Net investment income/(loss) after waiver/ reimbursements	(0.21)%	1.03	%(3)
Portfolio turnover rate	839%	89	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
97

ALPS | Stadion Tactical Growth Portfolio – Class I
Financial Highlights

	Class I
	For the Period May 1, 2015 (Commencement of Operations) to December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.00
LOSS FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.08
Net realized and unrealized loss on investments	(0.55)
Total loss from investment operations	(0.47)

Net decrease in net asset value	(0.47)
Net asset value - end of period	$9.53

Total Return*	(4 .70	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$24
Ratios to average net assets:
Total expenses before waiver/reimbursements	7.16	%(3)
Net expenses after waiver/reimbursements	0.95	%(3)
Net investment income after waiver/ reimbursements	1.18	%(3)
Portfolio turnover rate	180	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
98

ALPS | Stadion Tactical Growth Portfolio – Class III
Financial Highlights

	Class III
	For the Period May 1, 2015 (Commencement of Operations) to December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.00
LOSS FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.12
Net realized and unrealized loss on investments	(0.61)
Total loss from investment operations	(0.49)

Net decrease in net asset value	(0.49)
Net asset value - end of period	$9.51

Total Return*	(4.90	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,601
Ratios to average net assets:
Total expenses before waiver/reimbursements	6.30	%(3)
Net expenses after waiver/reimbursements	1.30	%(3)
Net investment income after waiver/ reimbursements	1.82	%(3)
Portfolio turnover rate	180	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
99

Service Providers

Adviser:	ALPS Advisors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203

Subadviser to the Morningstar Portfolios:	Morningstar Investment Management, LLC 22 West Washington Street Chicago, IL 60602

Subadviser to the Stadion Portfolios:	Stadion Money Management, LLC 1061 Cliff Dawson Road Watkinsville, Georgia 30677

Subadviser to the Red Rocks Portfolio:	Red Rocks Capital LLC 25188 Genesee Trail Road, Suite 250 Golden, CO 80401

Distributor:	ALPS Portfolio
Solutions Distributor, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Legal Counsel:	Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

Independent Registered	Deloitte & Touche LLP
Public Accounting Firm:	555 17th Street, Suite 3600 Denver, CO 80202

Transfer Agent:	ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian:	State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111

Inquiries and Copies of Portfolio Documents

To make inquiries and to request other information, including a Prospectus, Statement of Additional Information, Annual Report, or Semi-Annual Report, free of charge, please contact your insurance company or plan sponsor, call (866) 432.2926, or visit the Portfolios’ website at www.alpsfunds.com.

Additional information about each Portfolio’s investments is available in that Portfolio’s annual and semi-annual reports to shareholders, when available. In that Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

The Statement of Additional Information dated April 30, 2016 has detailed information about each Portfolio and its investment policies and practices.  The Statement of Additional Information is incorporated into this Prospectus by reference; in other words, it is legally a part of this Prospectus, and you are considered to be aware of its contents.

Copies of these materials, including the Statement of Additional Information, are also available, after paying a duplication fee, from the SEC’s Public Reference Section at 100 F Street N.E., Washington, D.C. 20549-1520.  You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-551-8090.  This information can be obtained by electronic request at the following e-mail address:  publicinfo@sec.gov.  These materials are also available on the SEC web site at www.sec.gov.

ALPS Portfolio Solutions Distributor, Inc., distributor
Investment Company Act File #811-21987

100

STATEMENT OF ADDITIONAL INFORMATION

ALPS VARIABLE INVESTMENT TRUST

Morningstar Conservative ETF Asset Allocation Portfolio: Class I (N/A) and Class II (CETFX)

Morningstar Income and Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (IETFX)

Morningstar Balanced ETF Asset Allocation Portfolio: Class I (N/A) and Class II (BETFX)

Morningstar Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (GETFX)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (AGTFX)

ALPS | Alerian Energy Infrastructure Portfolio: Class I (N/A) and Class III (ALEFX)

ALPS | Red Rocks Listed Private Equity Portfolio: Class I (N/A) and Class III (AVPEX)

 ALPS | Stadion Tactical Defensive Portfolio: Class I (N/A) and Class III (ALSTX)

ALPS | Stadion Tactical Growth Portfolio: Class I (N/A) and Class III (ALSGX)

April 30, 2016

A Prospectus for the shares of each Portfolio dated April 30, 2016 (the “Prospectus”), provides the basic information you should know before investing in a Portfolio.  This Statement of Additional Information (“SAI”) is incorporated by reference into the Prospectus; in other words, this SAI is legally part of the Prospectus.  Although this SAI is not a prospectus, it contains information in addition to the information set forth in the Prospectus.  It is intended to provide additional information regarding the activities of each Portfolio and should be read in conjunction with the Prospectus. The most recent annual report of ALPS Variable Investment Trust, a Delaware statutory trust (the “Trust”), is incorporated by reference into this SAI, and can be obtained free of charge by calling the toll-free number printed below.

You may obtain, without charge, the current Prospectus and SAI for the Portfolios by writing to your insurance company, plan sponsor or contacting the Portfolios at (866) 432-2926. You may also visit the Portfolios’ website at www.alpsfunds.com.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies (“Contracts”).  The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios (“Shares”) are offered only to participating insurance companies and their separate accounts to fund the benefits of Contracts, and to qualified pension and retirement plans and registered and unregistered separate accounts.  Shares are not offered to the general public.

DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. The Portfolios are separate portfolios of the Trust, an open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 26, 2000. The name of the Trust changed from Financial Investors Variable Insurance Trust to ALPS Variable Investment Trust on April 30, 2013.  The Declaration of Trust permits the Trustees to create additional Portfolios and Classes. There are currently ten Portfolios of the Trust.  This SAI relates to the Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio and Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each of the foregoing an “Morningstar Portfolio,” and collectively, the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), the ALPS | Red Rocks Listed Private Equity Portfolio (the “Red Rocks Portfolio”), the ALPS | Stadion Tactical Growth Portfolio (the “Stadion Growth Portfolio”), the ALPS | Stadion Tactical Defensive Portfolio (the “Stadion Defensive Portfolio”) (together with the Stadion Growth Portfolio, the “Stadion Portfolios”), and the ALPS | QMA Market Participation Portfolio (the “QMA Portfolio”), which is not described in this SAI.

On January 1, 2016, the sub-adviser to the Morningstar Portfolios, Ibbotson Associates, Inc., a wholly-owned subsidiary of Morningstar, Inc., merged with and into Morningstar Associates, LLC, another wholly-owned subsidiary of Morningstar, Inc.  On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC. As part of the re-branding effort by Morningstar, Inc., the Morningstar Portfolios were to replace the “Ibbotson” reference in the Portfolios’ name with “Morningstar. Therefore, at a Board Meeting on March 7, 2016, the Board of Trustees approved effective April 30, 2016, the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio were renamed to the Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio and Morningstar Aggressive Growth ETF Asset Allocation Portfolio.

The diversified assets of the Trust received for the issue or sale of shares of each Portfolio and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specially allocated to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Portfolios except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Trust, shareholders of a Portfolio are entitled to receive as a class the underlying assets of such Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees shall include a provision limiting the obligations created thereby to the Trust and its assets.  The Declaration of Trust provides for indemnification out of each Portfolio’s property of any shareholders held personally liable for the obligations of each Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Insurance companies will typically be each Portfolio’s only shareholders of record, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), such shareholders may be deemed to be in control of the Portfolio. Qualified pension and retirement plans and certain registered and unregistered separate accounts may also become investors in the Portfolio.  When a shareholder’s meeting occurs, each insurance company generally solicits and accepts voting instructions from its Contract owners who have allocated or transferred monies for an investment in the Portfolio as of the record date of the meeting. Each shareholder then votes the Portfolio’s shares that are attributable to its interests in the Portfolio in which it is entitled to vote, in proportion to the voting instructions received.

Typically for insurance companies, each Portfolio is available through separate accounts relating to both variable annuity and variable life insurance contracts. The Portfolios do not currently foresee any material disadvantages to Contract owners arising from offering their shares to variable annuity and variable life insurance policy separate accounts, and the Trustees continuously monitor events for the existence of material irreconcilable conflict between or among Contract owners. Material conflicts could arise from, for example, (i) changes in state insurance laws; (ii) changes in federal income tax laws; or (iii) differences in voting instructions between those given by variable life owners and variable annuity owners. If a material irreconcilable conflict arises, as determined by the Board of Trustees, one or more separate accounts may withdraw their investment in the Portfolio. This could possibly require the Portfolio to sell securities. Each insurance company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary. However, such intermediary expenses that are ultimately borne by Contract owners will likely increase due to the loss of economies of scale benefits that can be provided to separate accounts with substantial assets.

VOTING RIGHTS. Each Portfolio’s capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading “Shareholder and Trustee Liability” above. Shareholders representing 10% or more of the Trust or a Portfolio may, as set forth in the Declaration of Trust, call meetings of the Trust or a Portfolio for any purpose related to the Trust or Portfolio, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Trust or that Portfolio. If not so terminated, the Trust and each Portfolio will continue indefinitely.

INVESTMENT RESTRICTIONS AND LIMITATIONS

The investment restrictions designated as “fundamental” in the following have been adopted by each Portfolio as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of such Portfolio.  As used in this SAI and in the prospectus, the term “majority of the outstanding shares of the Portfolio” means the affirmative vote of, the lesser of:

•	67% or more of the Portfolio’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or

•	more than 50% of the Portfolio’s outstanding shares.

Unless marked with “†”, any limitation below which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio.

Morningstar Conservative ETF Asset Allocation Portfolio	A
Morningstar Income and Growth ETF Asset Allocation Portfolio	B
Morningstar Balanced ETF Asset Allocation Portfolio	C
Morningstar Growth ETF Asset Allocation Portfolio	D
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	E
ALPS | Alerian Energy Infrastructure Portfolio	F
ALPS | Red Rocks Listed Private Equity Portfolio	G
ALPS | Stadion Tactical Defensive Portfolio	H
ALPS | Stadion Tactical Growth Portfolio	I

Fundamental Investment Limitations	Funds
	A	B	C	D	E	F	G	H	I
Diversification
The Portfolio may not, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.
X
Concentration
The Portfolio may not concentrate its investments in any particular industry or industries, except that the Portfolio may invest an unlimited percentage of its assets in exchange-traded funds (“ETFs”).
	X	X	X	X	X
The Portfolio may not invest 25% of its total assets in the securities of issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. government or any of its agencies or instrumentalities); except that, to the extent the Portfolio’s Index is concentrated in a particular industry or group of industries, the Portfolio’s investments will exceed this 25% limitation to the extent that it is necessary to gain exposure to the Index Components to track its Index.
X
The Portfolio may not purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time (excluding the U.S. Government and its agencies and instrumentalities), except that the Portfolio will normally invest greater than 25% of its assets in the securities of issuers in the private equity related industries.**
X

The Portfolio may not invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry. If the Portfolio invests in a revenue bond tied to a particular industry, the Portfolio will consider such investment to be issued by a member of the industry to which the revenue bond is tied.
								X	X
Borrowings
The Portfolio may not issue senior securities or borrow money other than as permitted by the 1940 Act and any rules or exemptive orders applicable to such Portfolio thereunder.	X	X	X	X	X
The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed), less the Portfolio’s liabilities (other than borrowings). †
X
The Portfolio may not borrow money (including, without limitation, borrowing to meet redemptions), except to the extent permitted under the 1940 Act. For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.***
							X	X	X
Loans
The Portfolio will not make any loans except to the extent that it acquires obligations or makes loans of its assets.	X	X	X	X	X
The Portfolio may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Portfolio’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Portfolio if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio’s total assets.
X
The Portfolio may not make loans, provided that the Portfolio may lend its portfolio securities in an amount up to 33% of total Portfolio assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan.
							X	X	X

Underwriting Activity
The Portfolio may not underwrite or participate in the marketing of securities issued by other persons except to the extent that such Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities.
	X	X	X	X	X
The Portfolio may not act as an underwriter of another issuer’s securities, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.
X
The Portfolio may not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter under certain federal securities laws.
							X	X	X
Real Estate
The Portfolio may not purchase or sell real estate as such, but this restriction shall not prevent such Portfolio from investing in securities of companies which invest in real estate or obligations secured by real estate or interests therein.
	X	X	X	X	X
The Portfolio may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Portfolio from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).
X
The Portfolio may not purchase or sell real estate or interests in real estate; provided, however, that the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities).
							X	X	X
Commodities
The Portfolio may not invest in commodities except insofar as such investments would not require such Portfolio or its investment adviser or distributor to register as a commodity pool operator with the Commodity Futures Trading Commission (“CFTC”)
	X	X	X	X	X
The Portfolio may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).
X
The Portfolio may not invest directly in commodities, except that the Portfolio may invest in securities of issuers, including other registered investment companies, whose business is related to commodities, and in derivatives or other instruments that are regarded as commodity interests under the Commodity Exchange Act.
							X	X	X

Hypothecation
The Portfolio may not pledge, mortgage or hypothecate its assets, except to secure permitted borrowings or indebtedness or in connection with loans of its assets.	X	X	X	X	X
The Portfolio may not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.
							X	X	X
Senior Securities
The Portfolio may not issue senior securities, except as permitted under the 1940 Act.						X*	X	X	X

*	Asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.
**
For the purposes of this restriction, the Red Rocks Portfolio currently intends to use the Standard Industrial Classification System (“SIC”).  The use of any particular classification system is not a fundamental policy of the Red Rocks Portfolio. The Red Rocks Portfolio may use other classification titles, standards, and systems from time to time, as it determines to be in the best interests of shareholders.

***	The entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing

Non-Fundamental Investment Limitations

Non-fundamental investment restrictions may be amended by a majority vote of the Trustees of the Trust, without obtaining shareholder approval.

Non-Fundamental Investment Limitations	Funds
Illiquid Securities	A	B	C	D	E	F	G	H	I
The Portfolio may not invest more than 15% of the value of its net assets in securities that generally could not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by such Portfolio (“illiquid securities”).  Notwithstanding the foregoing, securities eligible to be traded without restriction among qualified institutions pursuant to rules adopted by the Securities and Exchange Commission (“SEC”) that are considered to be liquid by, or pursuant to, liquidity standards adopted by the Board of Trustees will not be subject to this limitation. †
	X	X	X	X	X
The Portfolio may not invest in illiquid securities if, as a result of such investment, more than 15% of the Portfolio’s net assets would be invested in illiquid securities. †						X
The Portfolio may not invest more than 15% of its net assets in illiquid securities. †							X	X	X

Investments
The Portfolio must, under normal circumstances, invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in ETFs; provided, that shareholders of a Portfolio will be provided with at least 60 days’ prior notice of any change in such Portfolio’s policy.
	X	X	X	X	X
The Portfolio may not purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.						X
The Portfolio may not invest in securities of other registered investment companies, except as permitted under the 1940 Act.								X	X
The Portfolio may not invest in interests in oil, gas or other mineral exploration or development programs, although the Portfolio may invest in the common stock of companies which invest in or sponsor such programs.
								X	X
Short Sales / Margin
The Portfolio may not sell securities short, unless the Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.
X
The Portfolio may not make short sales of securities or maintain a short position or purchase securities on margin, in excess of 10% of the Portfolio’s net assets (based on then-current value), except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions, and the Portfolio may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act. *****
X
The Portfolio may not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.
X
The Portfolio may not purchase securities on margin (but the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). For purposes of this limitation, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account are not considered purchasing securities on margin.*****
								X	X
Exercising Control or Management
The Portfolio may not make investments for the purpose of exercising control or management over a portfolio company.								X	X
Warrants
The Portfolio may not purchase warrants if as a result the Portfolio would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.								X	X

*****	Short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account are not considered purchasing securities on margin.

Classification

The 1940 Act classifies mutual funds as either diversified or non-diversified.  The Morningstar Portfolios and the Alerian Portfolio are classified as non-diversified. The Red Rocks Portfolio and the Stadion Portfolios are classified as diversified

Commodity Pool Operator Status

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser and/or Sub-Adviser, as applicable, of each Portfolio intends to either: (i) comply with the requirements of the CEA by operating the Portfolio in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO or Commodity Trading Advisor (“CTA”), as applicable, with the CFTC and the National Futures Association; or (iii) manage the Portfolio in a manner such that the Portfolio will not be a “commodity pool” under the CEA.

Master/Feeder Structure

In lieu of investing directly, the Board of Trustees may consider whether a Portfolio’s investment objective would be furthered by converting to a Master/Feeder Portfolio Structure, pursuant to which the Portfolio would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Portfolio.  The Master/Feeder Portfolio Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Portfolio Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Portfolio.  In addition, a Master/Feeder Portfolio Structure may serve as an alternative for large, institutional investors in the Portfolio who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Portfolio’s current operational structure.  No assurance can be given, however, that the Master/Feeder Portfolio Structure will result in the Portfolio stabilizing its expenses or achieving greater operational efficiencies.

The Portfolio’s methods of operation and shareholder services would not be materially affected by its investment in another investment company (“Master Portfolio”) having substantially the same investment objective and polices as the Portfolio, except that the assets of the Portfolio may be managed as part of a larger pool of assets.  If the Portfolio invested all of its assets in a Master Portfolio, it would hold beneficial interests in the Master Portfolio and the Master Portfolio would directly invest in accordance with the objectives and policies described for the Portfolio.  The Portfolio would otherwise continue its normal operation.  The Board of Trustees would retain the right to withdraw the Portfolio’s investment from a Master Portfolio at any time it determines that it would be in the best interest of shareholders to do so.  The Portfolio would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

If the Board of Trustees determines that a conversion to a Master/Feeder Portfolio Structure is in the best interest of the Portfolio’s shareholders, it will consider and evaluate specific proposals prior to the implementation of a conversion.  Furthermore, the Portfolio’s Prospectus and SAI would be amended to reflect the implementation of the Portfolio’s conversion and its shareholders would be notified in advance of any such conversion.

INVESTMENT INSTRUMENTS AND ASSOCIATED RISKS

The Prospectuses for the respective Portfolios describe the investment objectives of the Portfolios and the policies to be employed to seek to achieve those objectives.  The section contains supplemental information concerning certain types of securities and other instruments in which a Portfolio may invest.  Certain of the Portfolios may have direct and/or indirect exposure to the following investments through holdings of underlying pooled investment vehicles, such as, in the case of certain Portfolios, an underlying exchange traded fund (an “Underlying ETF”).  Investments in a Portfolio should be made with an understanding that the value of the portfolio of securities held by the Portfolio may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

The table below lists certain investment instruments and associated risks, and indicates the Portfolios for which such disclosure may be relevant.  Please note that neither the table below nor the following disclosure is meant to be an exclusive list of all the securities and instruments in which a Portfolio may invest, the investment strategies or activities in which it may engage, or the risks associated with both. Each Portfolio may invest in instruments and securities and engage in strategies or activities other than those specifically identified in connection with such Portfolio or listed below, and may be subject to risks that are not described here.

With respect to the Alerian Portfolio only:
The Portfolio is not actively managed by traditional methods and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the portfolio securities held by the Portfolio unless the securities of such issuer are removed from its Index.

An investment in the Portfolio should also be made with an understanding that the Portfolio will not be able to replicate exactly the performance of its Index because the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Portfolio expenses, whereas such transaction costs and expenses are not included in the calculation of its Index. It is also possible that for short periods of time, the Portfolio may not fully replicate the performance of its Index due to the temporary unavailability of certain Index securities in the Secondary Market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Portfolio is required to correct such imbalances by means of adjusting the composition of its portfolio securities.

The Index consists of a number of components (the “Index Components”) selected in accordance with Alerian’s methodology for such Index.

	Morningstar Portfolios	Alerian Portfolio	Red Rocks Portfolio	Stadion Portfolios
Borrowing			✓	✓
Commodities	✓
Convertible Securities			✓	✓
Corporate and Municipal Fixed Income Securities			✓	✓
Derivatives	✓	✓	✓	✓
Emerging Markets and Developing Countries	✓
Equity Securities	✓	✓	✓	✓
Exchange Traded Funds (ETFs)	✓			✓
Exchange Traded Notes	✓
Fixed Income ETFs	✓			✓
Fixed Income Securities	✓
Foreign Currency Transactions
Foreign Securities	✓		✓	✓
Forward Commitments and When Issued Securities	✓		✓	✓
Funding Agreements			✓	✓
Futures Contracts	✓	✓	✓	✓
Illiquid Investments	✓	✓	✓	✓
Investment Companies	✓	✓	✓	✓
Investments in Commodities Related Companies			✓	✓
Investments in Volatility Indices			✓	✓
Listed Private Equity Companies			✓
Money Market Instruments		✓	✓
Money Market Mutual Funds	✓	✓	✓	✓
Options	✓	✓	✓	✓
Real Estate Investment Trusts (REITs)	✓
Real Estate Securities			✓	✓
Repurchase Agreements	✓	✓	✓	✓
Restricted Securities			✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓
Securities Lending	✓	✓	✓	✓
Senior Securities		✓
Short Sales			✓	✓
Swaps			✓	✓
Temporary Defensive Investments	✓	✓	✓	✓
U.S. Government Securities			✓	✓
Warrants	✓
Zero Coupon Securities			✓	✓

BORROWING. The Portfolio may, subject to the restrictions of the 1940 Act, borrow money from banks as a temporary measure. For example, the Portfolio may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event the Portfolio should ever borrow money under these conditions, such borrowing could increase the Portfolio’s costs and thus reduce the value of the Portfolio’s assets.

COMMODITIES. The Portfolio or its Underlying ETFs may invest directly in physical commodities, such as gold, silver and other physical goods. Commodity prices can be extremely volatile and may be either directly or indirectly affected by a wide range of factors, including, but not limited to, changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international economic, political, and regulatory developments.

CONVERTIBLE SECURITIES. In addition to common and preferred stocks, the Portfolio may invest directly or indirectly in securities convertible into common stock if, for example, the Adviser or Sub-Adviser, as applicable, believes that a company’s convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Portfolio include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The price of warrants do not necessarily move parallel to the prices of their underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of their issuing corporation. Warrant positions will not be used to increase the leverage of the Portfolio; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Portfolio’s ability to invest in warrants may be limited by the Portfolio’s investment restrictions.

CORPORATE AND MUNICIPAL FIXED INCOME SECURITIES. The Portfolio’s fixed income investments may include corporate and municipal fixed income securities. Corporate and municipal fixed income securities purchased by the Portfolio may be of any credit quality, maturity or yield. Accordingly, the Portfolio’s fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, are of equivalent quality in the Adviser’s or Sub-Adviser’s opinion). In addition, the Portfolio’s fixed income securities may include lower-rated fixed income securities including, without limitation, “junk” bonds. Fixed income securities rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Fixed income securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal. While the Adviser or Sub-Adviser utilize the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

DERIVATIVES.  The Portfolio may engage in a variety of derivative transactions in accordance with the applicable rules of the CFTC, and, to the extent applicable, the rules and regulations of certain national or foreign exchanges; however, the Portfolio is not obligated to use derivatives and makes no representation as to the availability of these techniques at this time or at any time in the future. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The types of derivatives in which the Portfolio may invest include, but are not limited to, interest rate, currency or stock or bond index futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and OTC put and call options on debt and equity securities, currencies, interest rate, currency or stock index futures and fixed-income and stock indices and other financial instruments, entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

Derivatives may be used, among other reasons, as part of the Portfolio’s investment strategy, to attempt to protect against possible changes in the market value of securities held or to be purchased for the Portfolio’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Portfolio’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Portfolio’s income or gain. The Portfolio may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions. The ability of the Portfolio to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Portfolio’s portfolio securities.

Subject to the constraints described above, the Portfolio may (if and to the extent so authorized) purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and the Portfolio may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with the Portfolio’s investment objective and policies and applicable regulatory requirements. The Portfolio’s interest rate transactions may take the form of swaps, caps, floors and collars, and the Portfolio’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used. Losses resulting from the use of derivatives will reduce the Portfolio’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of the Portfolio’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”). When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

Rule 4.5 under the CEA, as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a CPO provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser and/or Sub-Adviser of the Portfolio, as applicable, intend to either: (i) comply with the requirements of the CEA by operating the Portfolio in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operating the Portfolio in a manner such that the Portfolio will not be a “commodity pool” under the CEA.

EMERGING MARKETS AND DEVELOPING COUNTRIES. The Underlying ETFs may invest either directly or indirectly in countries with emerging markets and developing countries.  The risks associated with emerging market investments may be different from or greater than the risks associated with investing in developed countries.   Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Developing countries may impose restrictions on an Underlying ETF’s ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Underlying ETFs.  Certain developing countries also may face serious currency exchange constraints. In addition, there is generally less government supervision and regulation of exchanges, brokers, financial institutions, custodians and issuers in these countries than there is in the United States. Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant impact on economic conditions in developing countries in these regions, which could affect private sector companies, an Underlying ETF, and the value of its securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

EQUITY SECURITIES. The Portfolios and Underlying ETFs may invest in equity securities. Equity securities generally include common stocks, preferred stocks, securities convertible into common or preferred stocks, warrants to purchase common or preferred stocks and other securities with equity characteristics. Common stocks represent shares of ownership in a company and usually carry voting rights but no guarantee of dividend payments. Preferred stocks generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stocks generally do not carry voting rights. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

EXCHANGE TRADED FUNDS (“ETFs”). As noted in the Prospectus, the Portfolio may invest in ETFs and cash or cash equivalent positions. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Portfolio intends to be short-term investors in ETFs, but does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Portfolio may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser or Sub-Adviser, as applicable, believes it is in the Portfolio’s interest to do so. The Portfolio’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Portfolio in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolio intends to principally invest may be granted licenses by agreement to use various indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the Portfolio believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index within the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decline, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount to its net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; (3) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (4) ETF shares may be delisted from the exchange on which they trade, or activation of “circuit breakers” (which are tied to large decreases in stock prices) may halt trading temporarily. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

EXCHANGE TRADED NOTES ("ETNs"). ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor. They are designed to provide investors a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. An ETN's returns are based on the performance of a market index minus fees and expenses. ETNs are not equity investments or investment companies, but they do share some characteristic with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, they are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments and principal is not protected. The market value of an ETN is determined by supply and demand, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. Some ETNs use leverage.  Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. The market value of ETN shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities underlying the index that the ETN seeks to track. Thus, the Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market.  The value of an ETN may also change due to a change in the issuer’s credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its NAV.

FIXED INCOME ETFs. There are risks associated with the potential investment of the Portfolio’s assets in fixed income ETFs which may include credit risk, interest rate risk and maturity risk as described below:

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Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed income security or counterparty to a transaction involving one or more bonds in an ETF’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF’s shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed income securities which involve a promise by a third party to honor an obligation with respect to the fixed income security. Securities rated BBB by Standard & Poor’s (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

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Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

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Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed income holdings. In general, fixed income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

FIXED-INCOME SECURITIES. The Portfolios and Underlying ETFs may invest in fixed-income securities, including among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgages, and other asset-backed securities, loan participations and assignments and commercial paper. Fixed-income securities pay interest, dividends or distributions at a specified rate.  The rate may be a fixed percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.  Fixed-income securities provide more regular income than equity securities.  However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings.  This limits the potential appreciation of fixed-income securities as compared to equity securities. A security’s yield measures the annual income earned on a security as a percentage of its price.  A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

FOREIGN SECURITIES. Foreign investments purchased by the Portfolio or by an Underlying ETF can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken to the U.S. dollar. Foreign securities markets can have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restriction on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an Underlying ETF will be able to anticipate or counter these potential events.

The considerations noted above generally are intensified for investments in developing countries with emerging markets. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Each Portfolio may indirectly through Underlying ETFs invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts and European Depositary Receipts (“ADRs” and “EDRs”) are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

FOREIGN CURRENCY TRANSACTIONS. The Portfolios and Underlying ETFs may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Portfolios and Underlying ETFs will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio or Underlying ETF at one rate, while offering a lesser rate of exchange should the Portfolio or Underlying ETF desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Each Portfolio or Underlying ETF may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by each Portfolio. The Portfolios or Underlying ETFs may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a Portfolio or Underlying ETF agrees to buy or sell a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, each Portfolio or Underlying ETF will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The Portfolio or Underlying ETF may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Portfolio’s or Underlying ETF’s investment adviser.

A Portfolio or Underlying ETF may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio or Underlying ETF owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio or Underlying ETF could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Portfolio or Underlying ETF may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency or from one foreign currency to another foreign currency. For example, if a Portfolio or Underlying ETF held investments denominated in Deutsche marks, such Portfolio or Underlying ETF could enter into forward contracts to sell Deutsche marks and purchase Swiss Francs. This type of strategy, sometimes known as a “cross hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio or Underlying ETF had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio or Underlying ETF to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, SEC guidelines require mutual funds to set aside cash or other appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Portfolio or Underlying ETF will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Portfolio or Underlying ETF will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the Subadviser’s or underlying adviser’s skill in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio’s or Underlying ETF’s investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio or Underlying ETF if currencies do not perform as the investment adviser anticipates. For example, if a currency’s value rose at a time when the investment adviser had hedged a Portfolio or Underlying ETF by selling that currency in exchange for dollars, a Portfolio or Underlying ETF would be unable to participate in the currency’s appreciation. If the Subadviser or an underlying adviser hedges currency exposure through proxy hedges, a Portfolio or Underlying ETF could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Subadviser or an underlying adviser increases a Portfolio’s or Underlying ETF’s exposure to a foreign currency, and that currency’s value declines, the Portfolio or Underlying ETF will realize a loss. There is no assurance that the Subadviser’s or underlying adviser’s use of forward currency contracts will be advantageous to a Portfolio or Underlying ETF or that it will hedge at an appropriate time.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a when-issued basis or for settlement at a future date if the Portfolio holds sufficient assets to meet the purchase price. In such purchase transactions, the Portfolio will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Portfolio will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Portfolio would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Portfolio may sell such a security prior to the settlement date if the Adviser or Sub-Adviser felt such action was appropriate. In such a case, the Portfolio could incur a short-term gain or loss.

FUNDING AGREEMENTS. Within the limitations on investments in illiquid securities, the Portfolio may invest in various types of funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protection under state insurance laws, which protections may impair the ability of the Portfolio to require prompt performance by the insurance company of its payment obligations under the funding agreement.

FUTURES CONTRACTS. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade which have been designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”).  No purchase price is paid or received when the contract is entered into.  Instead, the Portfolio, upon entering into a futures contract (and to maintain the Portfolio’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin.”  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio.  These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”  The Portfolio seeks to earn interest income on its initial and variation margin deposits.

The Portfolio will incur brokerage fees when it purchases and sell futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss.  While futures positions taken by the Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Portfolio to do so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Portfolio’s current or intended investments from broad fluctuations in securities prices.  A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract.  On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out.  Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, the Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities.  Alternatively, in anticipation of a generally rising market, the Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired.  To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Portfolio may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price at any time before the option expires.

The Portfolio will write options only on futures contracts that are “covered.” The Portfolio will be considered “covered” with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates with its custodian or broker (or an affiliate thereof) cash, United States government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Portfolio will be considered “covered” with respect to a call option it has written on a fixed income security future if, so long as it is obligated as a writer of the call, the Portfolio owns a security deliverable under the futures contract. The Portfolio will be considered “covered” with respect to a call option it has written on a securities index future if the Portfolio owns securities the price changes of which are, in the opinion of the Adviser or Sub-Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If the Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.
The purchase of put options on futures contracts may be used as a means of hedging the Portfolio’s portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging the Portfolio’s portfolio against a market advance when the Portfolio is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio’s holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Adviser or Sub-Adviser, as applicable, applies a hedge in the Portfolio's portfolio at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Portfolio’s return. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market.
In general, the Portfolio will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations); or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Portfolio's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Portfolio’s total assets.

In instances involving the purchase of futures contracts or the writing of put options thereon by the Portfolio, the Portfolio will deposit in a segregated account with its custodian an amount of cash, cash equivalents and/or appropriate securities equal to the cost of such futures contracts or options written (less any related margin deposits), to the extent that such deposits are required under the 1940 Act.

ILLIQUID INVESTMENTS. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under guidelines established by the Trustees, ALPS Advisors, Inc. (the “Adviser”) and, with respect to the Morningstar Portfolios, Morningstar Investment Management, LLC. (the “Subadviser”) determine the liquidity of each respective Portfolio’s investments and, through reports from the Adviser and/or Subadviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of each Portfolio’s investments, the Adviser and/or Subadviser may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset each Portfolio’s rights and obligations relating to the investment). Investments currently considered by each Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and some restricted securities determined by the Adviser or Subadviser to be illiquid. However, with respect to over-the-counter options that each Portfolio may write, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement each Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Trustees. If through a change in values, net assets or other circumstances, a Portfolio were in a position where more than 15% of its net assets were invested in illiquid securities, the Trustees would seek to take appropriate steps to protect liquidity.

INVESTMENT COMPANIES. The Portfolios and Underlying ETFs may invest in other investment companies as permitted under Section 12(d)(1) of the 1940 Act.  Some investment companies that are ETFs have obtained exemptive orders permitting other investment companies to acquire their securities in excess of the limits of Section 12(d)(1) of the 1940 Act.  Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level.  To the extent the Portfolio or an Underlying ETF invests in other investment companies, the Portfolio’s shareholders will indirectly incur certain duplicative fees and expenses, including investment advisory fees.  The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by fund expenses, including management fees; that is, there will be a layering of certain fees and expenses.  Investments in investment companies also may involve the payment of substantial premiums above the value of such companies’ portfolio securities. The Portfolios and Underlying ETFs may invest cash holdings in affiliated or non-affiliated money market funds as permitted under Section 12(d)(1) of the 1940 Act and the rules promulgated under that section.

INVESTMENTS IN COMPANIES WITH BUSINESS RELATED TO COMMODITIES. As explained under “Fundamental Restrictions” in this SAI, the Portfolio does not invest directly in commodities. However, the Portfolio may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, the Portfolio may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies or publicly or privately traded companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

INVESTMENTS IN VOLATILITY INDICES. The Portfolio may also utilize swaps, options, ETFs, ETNs or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index, or may invest in securities or options designed to reflect the implied volatility of an underlying market.  Investors generally use these securities to speculate or hedge against changes in implied volatility (and thereby, overall perceived risk) in the markets they track.   As a general rule, volatility options indices go up when investors are unsure about the outlook for the economy and the markets, and these indices go down when investors are content and/or confident in the outlook for the economy and the markets.  These indices generally measure implied volatility based on derivatives prices (e.g., relative options prices and spreads); however, index levels and prices of securities tracking index levels are only indicators of current investor sentiment, and are not necessarily predictive of future index levels (i.e., there is always a possibility that an index level may go higher or lower in the future, regardless of the index’s current level).

An investment in a security tracking a volatility index is subject to the risk that the investor’s interpretation of the index level is incorrect, thereby subjecting the investor to unexpected changes (or lack of changes) in the level of the relevant index and the price of the security based on the level.  Securities tracking volatility indices are also subject to the risks of flaws in the tracking methodology, as well as failures to track the index value due to market or other factors.  Volatility swaps are also subject to counterparty credit risk, since the investor may lose money if the counterparty fails to meet its obligations.  In addition, investments in volatility indices through ETFs or other investment companies are also subject to the risks of these types of securities as explained elsewhere in this SAI.

While investments in volatility indices may be used by the Portfolio in an effort to limit losses in a sharp market decline, there is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are also costs associated with entering into such investments, which can adversely impact returns.

LISTED PRIVATE EQUITY COMPANIES.  Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies.

The Portfolio intends to invest in the securities of Listed Private Equity Companies domiciled in, or primarily listed on, exchanges in Asia, Africa, Europe, North America, and S. America.  The underlying assets of such Listed Private Equity Companies may be domiciled throughout the world.

The Listed Private Equity Companies in which the Portfolio intends to invest include investments in a wide array of businesses/industries at various stages of development, from early to later stage to fully mature businesses. The Portfolio intends to focus its portfolio on Listed Private Equity Companies that emphasize making equity and equity-like (preferred stock, convertible stock and warrants) investments in later stage to mature businesses, but may invest in Listed Private Equity Companies making debt investments and in other stages of development. In addition, the Portfolio may invest in the common stock of closed-end management investment companies, including business development companies that invest in securities of Listed Private Equity Companies.

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies.  Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

In addition to the risks associated with the Portfolio’s direct investments, the Portfolio is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Portfolio invests.  Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, valuation risk, sector risks, non-U.S. security risk, currency risk, credit risk and managed portfolio risk.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings.  A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

MONEY MARKET INSTRUMENTS.  The Portfolio may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity.  The instruments in which the Portfolio may invest include:  (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds.  CDs are short-term negotiable obligations of commercial banks.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.  Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

MONEY MARKET MUTUAL FUNDS. In order to maintain sufficient liquidity, to implement investment strategies or for temporary defensive purposes, the Portfolio may invest a significant portion of its assets in shares of one or more money market funds. Generally, money market mutual funds are registered investment companies that seek to earn income consistent with the preservation of capital and maintenance of liquidity by investing primarily in high quality money market instruments, including U.S. government obligations, bank obligations and high-grade corporate instruments. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Portfolio will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

OPTIONS.  By purchasing a put option, a Portfolio or Underlying ETF obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, a Portfolio or Underlying ETF pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities and indexes of securities prices. A Portfolio or Underlying ETF may terminate its position in a put option it has purchased by allowing them to expire or by exercising the option. If the option is allowed to expire, a Portfolio or Underlying ETF will lose the entire premium it paid. If a Portfolio or Underlying ETF exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio or Underlying ETF may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. When a Portfolio or Underlying ETF writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the Portfolio or Underlying ETF assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The Portfolios or Underlying ETFs may seek to terminate their positions in put options they write before exercise by closing out the options in the secondary market at their current price. If the secondary market is not liquid for a put option a Portfolio or Underlying ETF has written, however, the Portfolio or Underlying ETF must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. However, this loss should be less than the loss from purchasing the underlying instrument directly, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates each Portfolio or Underlying ETF to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS. Each Portfolio or Underlying ETF may purchase and write options in combination with each other, or in combination with forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio or Underlying ETF may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a Portfolio’s or Underlying ETFs current or anticipated investments exactly. Each Portfolio or Underlying ETF may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which each typically invests.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio’s or Underlying ETF’s investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, dividends, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

A Portfolio or Underlying ETF may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio’s or Underlying ETF’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS. There is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio or Underlying ETF to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolios or Underlying ETF to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio’s or Underlying ETFs access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (“OTC”) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Portfolio or Underlying ETF greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

ASSET COVERAGE FOR OPTIONS POSITIONS. The Portfolios will comply with guidelines established by the SEC with respect to coverage of options strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolios’ assets could impede portfolio management or the Portfolios’ ability to meet redemption requests or other current obligations.

REAL ESTATE INVESTMENT TRUSTS. The Underlying ETFs may purchase interests in real estate investment trusts. Real estate industry companies include, among others, equity real estate investment trusts, which own properties, and mortgage real estate investment trusts, which make construction, development, and long-term mortgage loans. Equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skill, are not diversified, and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain exemption from the 1940 Act.

REAL ESTATE SECURITIES. The Portfolio will not invest directly in real estate, but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Portfolio may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

The Portfolio may invest in global real estate companies outside the U.S. These companies include, but are not limited to, companies with similar characteristics to a REIT structure, in which revenue consists primarily of rent derived from owned, income producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Portfolio or Underlying ETF purchases a security and simultaneously commits to resell that security at an agreed upon price and date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price. This obligation is in effect secured by the underlying security having a value at least equal to the amount of the agreed upon resale price. Each Portfolio or Underlying ETF may enter into a repurchase agreement with respect to any security in which it is authorized to invest. While it presently does not appear possible to eliminate all risks from the transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to each Portfolio or Underlying ETF in connection with bankruptcy proceedings), it is the policy of each Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Adviser or the Subadviser, as the case may be.

RESTRICTED SECURITIES. Within its limitations on investment in illiquid securities, the Portfolio may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio or Underlying ETF sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, each Portfolio or Underlying ETF will maintain appropriate high-grade liquid assets in a segregated custodial account to cover its obligation under the agreement. Each Portfolio or Underlying ETF will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Adviser or Subadviser, as the case may be.

SECURITIES LENDING. Each Portfolio or Underlying ETF may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Portfolios and Underlying ETFs to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser or Subadviser to be of good standing. Furthermore, they will only be made if, in the Adviser’s or Subadviser’s judgment, the consideration to be earned from such loans would justify the risk.

The Adviser and Subadviser each understand that it is the current view of the SEC that each Portfolio may engage in loan transactions only under the following conditions: (1) each Portfolio must receive at least 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, each Portfolio must be able to terminate the loan at any time; (4) each Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) each Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Portfolios are authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

SENIOR SECURITIES.  In general, the Portfolio may not issue any class of senior security, except within the limitations of the 1940 Act.  These limitations allow the Portfolio to (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Portfolio borrowings and in the event such asset coverage falls below 300% the Portfolio will within three days or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts, and reverse repurchase agreements, provided that the Portfolio earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

SHORT SALES OF SECURITIES. The Portfolio may make short sales, which are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Portfolio will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Portfolio then sells the borrowed security to a buyer in the market. The Portfolio will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Portfolio is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with a short sale. When the Portfolio makes a short sale, the Portfolio will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Portfolio’s books and/or in a segregated account at the Portfolio’s custodian or broker (or an affiliate thereof) in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender, to the extent such deposit is required by applicable law and/or the parties involved in the transaction. In determining the amount to be segregated, any securities that have been sold short by the Portfolio will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Portfolio’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Portfolio’s short position obligations.

In addition, the Portfolio may make short sales “against the box,” i.e., when the Portfolio sells a security short while owning securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Portfolio will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

TEMPORARY DEFENSIVE INVESTMENTS. A Portfolio may invest a portion of its assets in cash, cash equivalents, money market funds, or other investments. The Underlying ETFs may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, cash equivalents or may hold cash. When securities markets or economic conditions are unfavorable or unsettled, a Portfolio or Underlying ETF may adopt temporary defensive positions by investing up to 100% of its net assets in securities that are highly liquid, such as high-quality money market instruments, short-term U.S. Government obligations, commercial paper or repurchase agreements, even though these positions are inconsistent with a Portfolio’s or Underlying ETF’s principal investment strategies. As a result, the Portfolio or Underlying ETF may not realize its investment objective if it is required to make temporary defensive investments. Furthermore, there is no assurance that any such temporary defensive measures will work as intended.

U.S. GOVERNMENT SECURITIES. The Portfolio may invest a portion of its portfolio in U.S. government securities such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) and the Overseas Private Investment Corporation (“OPIC”), as well as obligations of U.S. government authorities, agencies, and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration, Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank, Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA and OPIC), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA and FHLMC), and still others are supported only by the credit of the issuer itself (e.g., SLMA and FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities that are not supported by the full faith and credit of the U.S. government, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Portfolio’s shares.

WARRANTS. The Portfolios or Underlying ETFs may invest in warrants, which entitle the holder to buy equity securities at a specific price during a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities, which may be purchased, nor do they represent any rights in the assets of the issuing company. The value of a warrant may be more volatile than the value of the securities underlying the warrants. Also, the value of the warrant does not necessarily change with the value of the underlying securities and ceases to have value if it is not exercised prior to the expiration date. Warrants may be allowed to expire if the Adviser or Subadviser deems it undesirable to exercise or sell.

ZERO COUPON SECURITIES. The Portfolio may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike fixed income securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

PORTFOLIO TURNOVER

Each Portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by such Portfolio during the fiscal year.  The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less.  High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by such Portfolio.  A 100% turnover rate would occur if all of a Portfolio’s portfolio securities were replaced once within a one-year period.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted the following policies and procedures with respect to the disclosure of the securities held by each Portfolio. The disclosure policy currently authorizes monthly dissemination of full holdings of each Portfolio except the ALPS/Red Rocks Listed Private Equity Portfolio with a fifteen (15) day lag and for the ALPS/Red Rocks Listed Private Equity Portfolio with a forty-five (45) day lag.  The holdings of each Portfolio will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of the first and third fiscal quarter will be filed in Form N-Q; (ii) portfolio holdings as of the end of each six month period will be filed as part of the semi-annual report filed on Form N-CSR; and (iii) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

However, the policy and procedures set forth above do not prevent the sharing of a Portfolio’s holdings under the specific exceptions to disclosure provided below:

(1)	Disclosures that, in the opinion of Portfolios’ or Administrator’s counsel, are required by law;

(2)
Disclosures necessary for Service Providers to perform services for the Portfolios, (where Service Providers includes the Investment Advisers, Administrator, Custodian, Fund Accountant, software or technology providers, or any other entity that has a need to know such information in order to fulfill its contractual obligations to provide services to the Portfolios);

(3)	Disclosures necessary for Rating Agencies to assess applicable Portfolio ratings;

(4)	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in Portfolio securities;

(5)	Disclosures to the Portfolios’ or Service Providers’ regulatory authorities, accountants, or counsel; and

(6)
Disclosures by the Investment Adviser of compiled data concerning accounts managed by the Investment Adviser, so long as such data is presented in a format so as to not be identified as data of the Portfolios.

The Board of Trustees will periodically review the list of entities that have received holdings of the Portfolios to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest, and evaluate the effectiveness of its current portfolio holding policy.

Only officers of the Trust and their authorized agents may approve the disclosure of a Portfolio’s holdings. In all cases, eligible third parties and service providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any portfolio holdings information received and not to trade on the nonpublic information received. Neither the Trust nor its Service Providers (or any persons affiliated with either) receives any compensation or other consideration in connection with the sharing of the Portfolios’ portfolio holdings.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
ALPS Advisors, Inc. (Adviser)	Daily	None	Daily	Daily
Morningstar Investment Management, LLC (Subadviser to Morningstar Portfolios)	Daily	None	Daily	Daily
Red Rocks Capital LLC (Subadviser to the Red Rocks Portfolio)	Daily	None	Daily	Daily
Stadion Money Management (Subadviser to the Stadion Portfolios)	Daily	None	Daily	Daily
ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily
State Street Bank and Trust Company (Custodian)	Daily	None	Daily	Daily
Deloitte & Touche LLP (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed
FactSet Research Systems Inc.	Daily	None	Daily	Daily

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. The Trustees are responsible for major decisions relating to each Portfolio’s objective, policies and techniques. The Trustees also supervise the operation of the Trust by their officers and review the investment decisions. However, the Trustees do not actively participate on a regular basis in making such decisions. Information pertaining to the Trustees and Officers of the Trust is set forth below. Trustees, who are not deemed to be “interested persons” of the Trust as defined by the 1940 Act, are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.”  Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years.

INDEPENDENT TRUSTEES
Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***	Number of Portfolios in Portfolio Complex Overseen By Trustee****	Other Trusteeships Held By Trustee
Mary K. Anstine (75)	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	47	Ms. Anstine is a Trustee of ALPS ETF Trust (24 funds); Financial Investors Trust (34 funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***	Number of Portfolios in Portfolio Complex Overseen By Trustee****	Other Trusteeships Held By Trustee
David M. Swanson (59)	Trustee	Since November 30, 2006	Mr. Swanson is Founder & Managing Partner of SwanDog Strategic Marketing. Previously, he served as Executive Vice-President of Calamos Investments (April 2004 to March 2006), Chief Operating Officer of Van Kampen Investments (October 2002 to April 2004), and Managing Director of Morgan Stanley (February 2000 to April 2004).	10	Mr. Swanson is a Trustee of the Managed Portfolio Series (27 funds) and Director of the RiverNorth Opportunities Fund, Inc.

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***	Number of Portfolios in Portfolio Complex Overseen By Trustee****	Other Trusteeships Held By Trustee
Jeremy W. Deems (39)	Trustee	Since September 8, 2010	Mr. Deems is Co-Founder, CFO of Green Alpha Advisors, LLC. Mr. Deems is Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to founding Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (1998 to June 2007).	47	Mr. Deems is a Trustee of ALPS ETF Trust (24 funds); Financial Investors Trust (34 funds); Clough Funds Trust (1 fund) and Reaves Utility Income Fund.

*	All communications to Trustees may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

**
This is the period for which the Trustee began serving the Trust.  Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

****
The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc., Morningstar Investment Management, LLC, Red Rocks Capital LLC or Stadion Money Management LLC, or any affiliate of the foregoing, provides investment advisory services.

Except for their service on the Trust’s Board of Trustees, the Independent Trustees named above have not held any positions during the past two years with any Portfolio; any investment adviser or subadviser; any underwriter of any Portfolio; or any affiliate of any Portfolio or its investment advisers or subadvisers, or underwriters.

INTERESTED TRUSTEES

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***	Number of Portfolios in Portfolio Complex Overseen by Trustee****	Other Trusteeships Held By Trustee
Thomas A. Carter (49) (1)	Trustee, Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”) and ALPS Portfolio Solutions Distributor, Inc., and Director of ALPS and ALPS Holdings, Inc.	34	Mr. Carter is a Trustee of ALPS ETF Trust (24 funds) and Director of the RiverNorth Opportunities Fund, Inc. and the Principal Real Estate Income Fund.

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***	Number of Portfolios in Portfolio Complex Overseen by Trustee****	Other Trusteeships Held By Trustee
Scott Wentsel (53)(1)	Trustee	Since November 30, 2006	Mr. Wentsel is Chief Investment Officer, Americas for Morningstar’s Investment Management group since February 2014. Mr. Wentsel was Senior Portfolio Manager for Morningstar Investment Management, LLC, a Morningstar company, from April 2005 to February 2014 and Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	9	None

*	All communications to Trustees may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

**
This is the period for which the Trustee began serving the Trust.  Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

****
The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc., Morningstar Investment Management, LLC, Red Rocks Capital LLC or Stadion Money Management LLC, or any affiliate of the foregoing, provides investment advisory services.

(1)
Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc.  Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with the Subadviser.

OFFICERS

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During last 5 years***
Patrick D. Buchanan (44)	Treasurer	Since March 12, 2013
Mr. Buchanan is Vice President of AAI. Mr. Buchanan joined ALPS in 2007, and because of his position with ALPS, he is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Buchanan is also Treasurer of ALPS ETF Trust, RiverNorth Opportunities Fund, Inc. and Principal Real Estate Income Fund.

Erin D. Nelson (38)	Chief Compliance Officer	Since December 7, 2015
Ms. Nelson is Senior Vice President and Chief Compliance Officer of ALPS Advisors, Inc. Prior to 2015, Ms. Nelson was Vice-President and Assistant General Counsel of ALPS. Ms. Nelson is also Chief Compliance Officer of the Principal Real Estate Income Fund, ALPS ETF Trust, the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and the RiverNorth Opportunities Fund, Inc. Ms. Nelson is deemed an affiliate of the Funds as defined under the 1940 Act.

Alex J. Marks (41)	Secretary	Since March 9, 2015
Mr. Marks is an employee of ALPS Fund Services, Inc. since June 2011. Mr. Marks also served as an employee of ALPS Fund Services, Inc. from July 2006 to September 2010. Mr. Marks is also Secretary of the Liberty All-Star Equity Fund and the Liberty All-Star Growth Fund, Inc. Because of his position with ALPS, Mr. Marks is deemed an affiliate of the Funds as defined under the 1940 Act.

*	All communications to Officers may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

**	This is the period for which the Officer began serving the Trust. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since November 30, 2006.  Currently retired, Ms. Anstine has over 32 years of financial services experience.  Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004.  From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank.  She was nominated to serve as a Trustee of the Trust based on her business and financial services experience.

David Swanson

Mr. Swanson has been an Independent Trustee of the Trust since November 30, 2006.  In 2006, Mr. Swanson founded SwanDog Marketing, a marketing strategy boutique serving asset and wealth managers.  Mr. Swanson currently serves as SwanDog’s Managing Partner. He has 37 years of senior management and marketing experience, with 27 years in financial services. Before founding SwanDog, Mr. Swanson served as Executive Vice President and Head of Distribution for Calamos Investments, an investment management firm. As well, he previously held positions as Chief Operating Officer of Van Kampen Investments, President and CEO of Scudder, Stevens & Clark, Canada, Ltd. and Managing Director and Head of Global Investment Products at Morgan Stanley.  Mr. Swanson holds an MBA from the Kellogg Graduate School of Management at Northwestern University and a Bachelors in Journalism from Southern Illinois University.  He was nominated to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Jeremy W. Deems

In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Chief Financial Officer and Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC. Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter. Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was nominated to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

Thomas A. Carter

Mr. Carter has been an Interested Trustee and Chairman of the Trust since March 10, 2009.  Mr. Carter joined ALPS Fund Services, Inc., the Portfolios’ administrator, in 1994 and currently serves as President of ALPS Portfolio Solutions Distributor, Inc., the Portfolios’ principal underwriter, and ALPS Advisors, Inc., the Portfolios’ investment adviser. Before joining ALPS, Mr. Carter was with Deloitte & Touche LLP, where he worked with a diverse group of clients, primarily within the financial services industry. Mr. Carter is a Certified Public Accountant and received his Bachelor of Science in Accounting from the University of Colorado at Boulder.  He was nominated to serve as a Trustee of the Trust based on his business, accounting, financial services and investment management experience.

Scott Wentsel CFA, CFP®

Mr. Wentsel has been an Interested Trustee of the Trust since November 30, 2006.  Currently, Mr. Wentsel serves as Chief Investment Officer, Americas for Morningstar’s Investment Management group which includes Morningstar Investment Management, LLC, the Morningstar Portfolios’ investment sub-adviser. Prior to February, 2014, Mr. Wentsel was Vice President and Senior Portfolio Manager of Morningstar Investment Management LLC.  Mr. Wentsel has over 26 years of investment industry experience.  Prior to joining Morningstar, Mr. Wentsel was an Executive Director with Van Kampen Investments from 2000-2005 and also worked for 13 years at Scudder Kemper Investments.  Mr. Wentsel has a Masters of Business Administration degree from the University of Chicago Booth School of Business and a Bachelor of Arts in Economics from the University of Illinois. He was nominated to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Portfolios rests with the Trustees. The Trust has engaged ALPS Advisors, Inc. (the “Adviser”) and, with respect to the Morningstar Portfolios, Morningstar Investment Management, LLC (the “Subadviser”), to manage the Portfolios on a day-to day basis. The Board is responsible for overseeing the Adviser, the Subadviser and other service providers in the operations of the Portfolios in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of five members, three of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Corporate Governance Committee, an Audit Committee and an Executive Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Thomas A. Carter, an Interested Trustee, to serve in the role of Chairman and President (the Trust’s Principal Executive Officer). The Chairman’s role is to preside at all meetings of each Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings.  In addition, the Board has appointed David Swanson as Lead Independent Trustee.  The Lead Independent Trustee is a spokesperson and principal point of contact for the Independent Trustees and is responsible for coordinating the activities of the Independent Trustees, including calling regular executive sessions of the Independent Trustees; developing the agenda of each meeting together with the Chairman; and chairing the meetings of the Independent Trustees.  The Chairman and Lead Independent Trustee may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Portfolios’ characteristics and circumstances.  These include the Trust’s multiple series of Portfolio shares, each Portfolio’s portfolio of assets, the Portfolios’ net assets and the services provided by the Trust’s service providers.

Risk oversight forms part of the Board’s general oversight of each Portfolio and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Portfolios, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Trust management, the Adviser, the Subadviser, the Portfolios’ Chief Compliance Officer, the Trust’s legal counsel and the independent registered public accounting firm for the Portfolios regarding risks faced by the Portfolios.  The Board, with the assistance of Trust management and the Adviser and, with respect to the Morningstar Portfolios, the Subadviser, reviews investment policies and risks in connection with its review of each Portfolio’s performance.  The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of each Portfolio’s compliance program and reports to the Board regarding compliance matters for the Portfolios and its principal service providers.  In addition, as part of the Board's periodic review of the Portfolios’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Standing Board Committees

The Trust’s Board of Trustees has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Executive Committee.

The Audit Committee meets periodically with the Trust’s officers and its independent auditors to review accounting matters, the adequacy of internal controls, the responsibilities and fees of the independent auditors and other matters.  Members of the Audit Committee are currently Ms. Anstine, and Messrs. Deems (Chairperson) and Swanson.  Mr. Deems is an “audit committee financial expert.” During the fiscal year ended December 31, 2014, the Audit Committee convened two meetings.

The Nominating and Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees (including considering written nominations from shareholders delivered to the Secretary of the Trust at 1290 Broadway, Suite 1100, Denver, CO  80203) of the Trust. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Governance Committee are currently Ms. Anstine (Chairperson) and Messrs. Deems and Swanson.  During the fiscal year ended December 31, 2014, the Nominating and Governance Committee convened two meetings.

The Executive Committee meets periodically to take action, as authorized by the Board of Trustees, if the Board of Trustees cannot meet. Members of the Executive Committee are currently Messrs. Carter (Chairperson), Swanson, and Wentsel.  During the fiscal year ended December 31, 2014, the Executive Committee did not convene.

At the present time there are no other standing committees of the Trust’s Board of Trustees.  The Board of Trustees may in the future consider establishing one or more additional committees, including but not limited to committees charged with responsibility for nomination, compensation, valuation, investment and brokerage matters.

Trustee Ownership of Portfolio Shares

As of December 31, 2015, the following table shows the dollar range of shares beneficially owned by each Trustee in the Portfolio.

INDEPENDENT TRUSTEES

Name of Trustees	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Equity Securities in All Portfolios in the Trust’s Family of Funds Overseen by the Trustee
Mary K. Anstine
Morningstar Conservative ETF Asset Allocation Portfolio	None	None
Morningstar Income and Growth ETF Asset Allocation Portfolio	None
Morningstar Balanced ETF Asset Allocation Portfolio	None
Morningstar Growth ETF Asset Allocation Portfolio	None
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	None
ALPS/Alerian Energy Infrastructure Portfolio	None
ALPS/Stadion Tactical Defensive Portfolio	None
ALPS/Stadion Tactical Growth Portfolio	None
ALPS/Red Rocks Listed Private Equity Portfolio	None
David M. Swanson
Morningstar Conservative ETF Asset Allocation Portfolio	None	None
Morningstar Income and Growth ETF Asset Allocation Portfolio	None
Morningstar Balanced ETF Asset Allocation Portfolio	None
Morningstar Growth ETF Asset Allocation Portfolio	None
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	None
ALPS/Alerian Energy Infrastructure Portfolio	None
ALPS/Stadion Tactical Defensive Portfolio	None
ALPS/Stadion Tactical Growth Portfolio	None
ALPS/Red Rocks Listed Private Equity Portfolio	None
Jeremy Deems
Morningstar Conservative ETF Asset Allocation Portfolio	None	None
Morningstar Income and Growth ETF Asset Allocation Portfolio	None
Morningstar Balanced ETF Asset Allocation Portfolio	None
Morningstar Growth ETF Asset Allocation Portfolio	None
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	None
ALPS/Alerian Energy Infrastructure Portfolio	None
ALPS/Stadion Tactical Defensive Portfolio	None
ALPS/Stadion Tactical Growth Portfolio	None
ALPS/Red Rocks Listed Private Equity Portfolio	None

INTERESTED TRUSTEES

Name of Trustees	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Equity Securities in All Portfolios in the Trust’s Family of Funds Overseen by the Trustee
Thomas A. Carter
Morningstar Conservative ETF Asset Allocation Portfolio	None	None
Morningstar Income and Growth ETF Asset Allocation Portfolio	None
Morningstar Balanced ETF Asset Allocation Portfolio	None
Morningstar Growth ETF Asset Allocation Portfolio	None
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	None
ALPS/Alerian Energy Infrastructure Portfolio	None
ALPS/Stadion Tactical Defensive Portfolio	None
ALPS/Stadion Tactical Growth Portfolio	None
ALPS/Red Rocks Listed Private Equity Portfolio	None
Scott Wentsel
Morningstar Conservative ETF Asset Allocation Portfolio	None	None
Morningstar Income and Growth ETF Asset Allocation Portfolio	None
Morningstar Balanced ETF Asset Allocation Portfolio	None
Morningstar Growth ETF Asset Allocation Portfolio	None
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	None
ALPS/Alerian Energy Infrastructure Portfolio	None
ALPS/Stadion Tactical Defensive Portfolio	None
ALPS/Stadion Tactical Growth Portfolio	None
ALPS/Red Rocks Listed Private Equity Portfolio	None

During the fiscal year 2015, each Independent Trustee received an annual fee consisting of a $20,000 retainer, a per meeting fee of $3,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.  Effective April 1, 2016, each Independent Trustee will receive an annual retainer of $22,500, in addition to per meeting fees. Also effective April 1, 2016, the Chairman of the Audit Committee will receive a quarterly retainer of $3,000. The following chart provides certain information about the Trustee fees paid by the Trust for the fiscal year ended December 31, 2015:

Name of Person/Position	Aggregate Compensation from the Trust	Aggregate Compensation from the Portfolio Complex(1)
Mary K. Anstine	$36,500	$128,500
Jeremy W. Deems	$36,500	$128,500
David M. Swanson	$36,500	$39,500

(1)
The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc., Morningstar Investment Management, LLC, Red Rocks Capital LLC or Stadion Money Management LLC, or any affiliate of the foregoing, provides investment advisory services.

No employee of the Adviser, Subadviser, Distributor, or Transfer Agent receives any compensation from the Trust for acting as an officer or a Trustee of the Trust.

INVESTMENT ADVISER AND SUBADVISERS

Investment Adviser.  ALPS Advisors, Inc. (the “Adviser”) is a wholly owned subsidiary of ALPS Holdings, Inc. (“ALPS Holdings”).  Located in Denver, Colorado, ALPS Holdings, a wholly owned subsidiary of DST Systems, Inc. (“DST”), is the parent of the Adviser and its affiliates ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc. as further described on pages 57 and 60.  ALPS Holdings, through its affiliates, provides a wide range of fund services, including fund accounting, transfer agency, shareholder services, active distribution, legal, tax and compliance services.  The Adviser commenced business operations in December 2006 upon the acquisition of an existing investment advisory operation and is registered with the SEC as an investment adviser.  The Adviser’s principal address is 1290 Broadway, Suite 1100, Denver, CO 80203.  Thomas A. Carter is President of both the Adviser and the Trust, and Patrick D. Buchanan is an officer of the Adviser and Treasurer of the Trust.

Advisory Agreement.  Under the terms of each Investment Advisory Agreement between the Trust and the Adviser (the “Advisory Agreement”), and subject to the supervision and direction of the Board of Trustees of the Trust, the Adviser will, either directly or by employing suitable subadvisers: (a) act in strict conformity with the Trust’s Declaration of Trust, the Trust’s Bylaws, the 1940 Act, and the Investment Advisers Act of 1940, as amended; (b) manage each Portfolio’s portfolio and furnish a continual investment program for each Portfolio in accordance with such Portfolio’s investment objective and policies as described in the such Portfolio’s Prospectus; (c) make investment decisions for each Portfolio; (d) provide each Portfolio with investment research and statistical data, advice and supervision, data processing and clerical services; (e) provide the Trust with access to certain office facilities, which may be the Adviser’s own offices; (f) determine what securities shall be purchased for each Portfolio; what securities shall be held or sold by each Portfolio, and allocate assets of each Portfolios to separate sub-accounts of the approved subadvisers, and determine what portion of each Portfolio’s assets shall be held uninvested; (g) review asset allocations and investment policies with the Board of Trustees of the Trust every quarter; and (h) advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board of Trustees of the Trust and its committees with respect to the foregoing matters and the conduct of the business of the Portfolios. In addition, the Adviser will furnish the Trust with whatever statistical information the Trust may reasonably request with respect to the securities that the Portfolios may hold or contemplate purchasing.

Morningstar Portfolios

As compensation for such services, the Adviser receives a management fee (the “Adviser Management Fee”), payable monthly, for the performance of its services.  The annual Adviser Management Fee is equal to 0.45% of the average net assets of each Morningstar Portfolio.  The fees are allocated daily, based on the prior day’s net assets plus the current day’s capital stock activity, at the class level. The Adviser Management Fee is accrued daily for the purpose of determining the offering and redemption price of the Morningstar Portfolio’s shares.

Investment Subadviser. Morningstar Investment Management LLC (“Subadviser”) is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”)., Morningstar Investment Management LLC is a registered investment adviser located in Chicago, Illinois that  provides advisory services including discretionary management.  Total assets under management in accounts where Morningstar Investment Management has discretionary authority were approximately $56.6 billion as of December 31, 2015. (Assets under management include those of Morningstar Associates, LLC (founded in 1999), which was renamed Morningstar Investment Management LLC, and Ibbotson Associates, Inc. (founded in 1977), which was merged into Morningstar Investment Management LLC effective January 1, 2016.)

Subadvisory Agreement.  Under the terms of the Investment Subadvisory Agreement between the Trust, the Adviser, and the Subadviser with respect to the Morningstar Portfolios (the “Morningstar Subadvisory Agreement”), the Subadviser is responsible for recommending a continuous investment allocation program for the Morningstar Portfolios in accordance with each Morningstar Portfolio’s investment objectives, policies and restrictions as stated in such Morningstar Portfolio’s Prospectus.  As compensation for such services, the Subadviser receives from the Adviser an annual Subadviser management fee (the “Subadviser Management Fee”), payable monthly, for the performance of its services.  The annual Subadviser Management Fee is equal to 0.15% of the average net assets of the Morningstar Portfolio.  The Subadviser Management Fee is accrued daily for the purpose of determining the offering and redemption price of the Portfolio’s shares.

Expense Limitation Agreement.  Under the terms of the Expense Limitation Agreement between the Adviser and the Subadviser, for the benefit of Morningstar Investment Management, LLC, the Adviser and Subadviser agree to waive certain fees they are entitled to receive from the Portfolios.  Specifically, the Adviser and Subadviser agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (not including Distribution and/or Service (12b-1) fees, Shareholder Service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Subadviser is entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not exceeding 0.53% for Class I shares and Class II shares.  Each party also agrees the waivers shall continue through the end of the period ended April 29, 2017.

A discussion regarding the Board of Trustees’ basis for approving the Morningstar Portfolios' Advisory and Subadvisory Agreements with respect to each Morningstar Portfolio will be available in the Portfolios’ semi-annual shareholder report for the period ended June 30, 2016.

Alerian Portfolio

As compensation for its services to the Alerian Portfolio, the Adviser receives a management fee (the “Adviser Management Fee”), payable monthly, for the performance of such services.  The annual Adviser Management Fee is equal to 0.70% of the average net assets of the Alerian Portfolio.  The fees are allocated daily, based on the prior day’s net assets plus the current day’s capital stock activity, at the class level. The Adviser Management Fee is accrued daily for the purpose of determining the offering and redemption price of the Portfolio’s shares.

Expense Limitation Agreement.  The Adviser has contractually agreed to reimburse Portfolio expenses and/or waive a portion of the investment advisory fee and other fees that the Adviser is entitled to receive to the extent necessary for the Portfolio to maintain a total annual expense ratio not exceeding 0.80% for Class I and Class III shares, subject to certain excluded expenses that will be borne by the Portfolio.  The Adviser and the Trust each also agrees that the waivers shall continue through the period ended April 29, 2017.

A discussion regarding the Board of Trustees’ basis for approving the Advisory Agreement with respect to the Alerian Portfolio will be available in the Portfolio’s semi-annual shareholder report for the period ended June 30, 2016.

Red Rocks Portfolio

As compensation for its services to the Portfolio, the Adviser receives a management fee (the “Adviser Management Fee”), payable monthly, for the performance of its services.  The annual Adviser Management Fee is equal to 0.90% of the average net assets of the Portfolio.  The fees are allocated daily, based on the prior day’s net assets plus the current day’s capital stock activity, at the class level. The Adviser Management Fee is accrued daily for the purpose of determining the offering and redemption price of the Portfolio’s shares.

Investments. Red Rocks Capital LLC (the “Sub-Adviser” or “Red Rocks”) is controlled by Adam Goldman and Mark Sunderhuse. The Sub-Adviser is a registered investment adviser located in Golden, Colorado.  The Sub-Adviser provides advisory services including discretionary management.  Total assets under management in accounts where Red Rocks has discretionary authority were approximately $1.13 billion as of December 31, 2015.

Sub-Advisory Agreement.  Under the terms of the Investment Sub-Advisory Agreement between the Trust, the Adviser, and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for recommending a continuous investment allocation program for the Portfolio in accordance with the Portfolio’s investment objectives, policies and restrictions as stated in the Portfolio’s Prospectus.  The Sub-Adviser is the creator, manager and owner of Global Listed Private Equity Index.  The Sub-Adviser has extensive investment experience and developed proprietary research on the universe of listed private equity companies and intends to select Listed Private Equity Companies for the Portfolio, and their respective weightings within the Portfolio, based upon a variety of criteria, including: valuation metrics and methodology, financial data, historical performance, management, portfolio concentration, liquidity, and the need for diversification within the Portfolio (i.e., stage of investment, type of capitalization instruments held, industry focus and geographic focus).  The Sub-Adviser’s principal address is 25188 Genesee Trail Road, Suite 250, Golden, Colorado 80401.

As compensation for such services, the Sub-Adviser receives from the Adviser an annual Sub-Adviser management fee (the “Sub-Adviser Management Fee”), payable monthly, for the performance of its services.  The annual Sub-Adviser Management Fee is equal to 0.57% on average daily net assets from $0 to $200,000,000, 0.52% on average daily net assets from $200,000,000 up to $500,000,000, or 0.47% on average daily net assets over $500,000,000 of the Portfolio.  The Sub-Adviser Management Fee is accrued daily for the purpose of determining the offering and redemption price of the Portfolio’s shares.

On July 31, 2015, the Sub-Adviser was acquired by the Adviser.  Located in Denver, Colorado, the Adviser is a wholly owned subsidiary of ALPS Holdings.  ALPS Holdings, through its affiliates, provides a wide range of fund services, including fund accounting, transfer agency, shareholder services, active distribution, legal, tax and compliance services.  ALPS Holdings is a wholly owned subsidiary of DST Systems, Inc., a publicly traded company on the New York Stock Exchange.

Expense Limitation Agreement.  Under the terms of the Expense Limitation Agreement with the Adviser for the benefit of the Portfolio, the Adviser agrees to waive certain fees it is entitled to receive from the Portfolio.  Specifically, the Adviser agrees to reimburse Portfolio expenses and/or waive a portion of the investment advisory and other fees that the Adviser is entitled to receive to the extent necessary for the Portfolio to maintain a total annual expense ratio not exceeding 0.95% for each of Class I and Class III shares, subject to certain excluded expenses that will be borne by the Portfolio.  The Adviser agrees the waivers shall continue through the end of the period ended April 29, 2017.

A discussion regarding the Board of Trustees’ basis for approving the Portfolio’s Advisory and Sub-Advisory Agreements with respect to the Portfolio will be available in the Portfolio’s semi-annual shareholder report for the period ended June 30, 2016.

Stadion Portfolios

As compensation for its services to the Portfolios, the Adviser receives a management fee (the “Adviser Management Fee”), payable monthly, for the performance of its services.  The annual Adviser Management Fee is equal to 0.75% of the average net assets of each of the Portfolio.  The fees are allocated daily, based on the prior day’s net assets plus the current day’s capital stock activity, at the class level. The Adviser Management Fee is accrued daily for the purpose of determining the offering and redemption price of the Portfolios’ shares.

Investments. Stadion Money Management LLC (the “Sub-Adviser” or “Stadion”) is controlled by certain investment entities controlled and managed by TA Associates, LP. The Sub-Adviser is a registered investment adviser located in Watkinsville, Georgia.  The Sub-Adviser provides advisory services including discretionary management.  Total assets under management in accounts where Stadion has discretionary authority were approximately $3.7 billion as of December 31, 2015.

Subadvisory Agreement.  Under the terms of the Investment Subadvisory Agreement between the Trust, the Adviser, and the Sub-Adviser (the “Subadvisory Agreement”), the Sub-Adviser is responsible for recommending a continuous investment allocation program for the Portfolios in accordance with the Portfolios’ investment objectives, policies and restrictions as stated in the Portfolios’ Prospectus.  As compensation for such services, the Sub-Adviser receives from the Adviser an annual Sub-Adviser management fee (the “Sub-Adviser Management Fee”), payable monthly, for the performance of its services.  The annual Sub-Adviser Management Fee is equal to 0.50% of the average net assets of the Portfolios.  The Sub-Adviser Management Fee is accrued daily for the purpose of determining the offering and redemption price of the Portfolios’ shares.

Expense Limitation Agreement.  Under the terms of the Expense Limitation Agreement with the Adviser and the Sub-Adviser for the benefit of the Portfolios, the Adviser and Sub-Adviser agree to waive certain fees they are entitled to receive from the Portfolios.  Specifically, the Adviser and Sub-Adviser agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that the Adviser and/or Sub-Adviser is entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not exceeding 0.80% for each of Class I, Class II and Class III shares, subject to certain excluded expenses that will be borne by the Portfolios.  One-third of this obligation to reimburse expenses and/or waive fees is assumed by the Adviser, and two-thirds is assumed by the Sub-Adviser.  Each party also agrees the waivers shall continue through the end of the period ended April 29, 2017.

A discussion regarding the Board of Trustees’ basis for approving the Portfolio’s Advisory and Subadvisory Agreements with respect to the Portfolio will be available in the Portfolio’s semi-annual shareholder report for the period ended June 30, 2016.

Advisory Fees

The following tables describe the advisory fees paid by each Portfolio that had commenced operations as of December 31, 2015, to the Adviser and the fee(s) waived, if any, by the Adviser for the last three fiscal periods.

Year Ended December 31, 2015

Portfolio	Gross Advisory Fees	Waiver of Advisory Fees	Reimbursement of Other Expenses	Net Advisory Fees
Morningstar Conservative ETF Asset Allocation Portfolio	$184,452	$(18,094)	--	$166,358
Morningstar Income and Growth ETF Asset Allocation Portfolio	473,726	--	--	473,726
Morningstar Balanced ETF Asset Allocation Portfolio	1,015,096	--	--	1,015,096
Morningstar Growth ETF Asset Allocation Portfolio	951,770	--	--	951,770
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	362,053	(6,133)	--	355,920
ALPS | Alerian Energy Infrastructure Portfolio	465,910	(30,781)	--	435,129
ALPS | Red Rocks Listed Private Equity Portfolio	18,887	(18,887)	$(75,047)	--
ALPS | Stadion Tactical Defensive Portfolio	27,869	(27,869)	(4,258)	--
ALPS | Stadion Tactical Growth Portfolio	4,003	(4,003)	(22,883)	--

Year Ended December 31, 2014

Portfolio	Gross Advisory Fees	Waiver of Advisory Fees	Reimbursement of Other Expenses	Net Advisory Fees
Morningstar Conservative ETF Asset Allocation Portfolio	$177,505	$(7,427)	--	$170,078
Morningstar Income and Growth ETF Asset Allocation Portfolio	516,088	--	--	516,088
Morningstar Balanced ETF Asset Allocation Portfolio	995,868	--	--	995,868
Morningstar Growth ETF Asset Allocation Portfolio	906,962	--	--	906,962
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	329,739	--	--	329,739
ALPS | Alerian Energy Infrastructure Portfolio	302,700	(50,019)	--	252,681
ALPS | Stadion Tactical Defensive Portfolio	2,342	(2,342)	$(24,511)	$0
ALPS | Red Rocks Listed Private Equity Portfolio	419	(419)	(19,343)	$0

Year Ended December 31, 2013

Portfolio	Gross Advisory Fees	Waiver of Advisory Fees	Reimbursement of Other Expenses	Net Advisory Fees
Morningstar Conservative ETF Asset Allocation Portfolio	$175,757	$(18,970)	--	$156,787
Morningstar Income and Growth ETF Asset Allocation Portfolio	522,534	(2,747)	--	519,787
Morningstar Balanced ETF Asset Allocation Portfolio	922,169	--	--	922,169
Morningstar Growth ETF Asset Allocation Portfolio	787,979	--	--	787,979
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	263,849	(14,798)	--	249,051
ALPS|Alerian Energy Infrastructure Portfolio	45,514	(45,514)	$(15,329)	--

PORTFOLIO MANAGERS

The following tables summarize the other investment activities of each portfolio manager of the Portfolios, including the portfolio managers of each Subadviser (each, a “Portfolio Manager”).  All asset numbers in the table are in millions.

Morningstar Portfolios (as of December 31, 2015)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed	Total Assets Managed (in millions)
Scott Wentsel, CFA	0	$ 0	0	0	0	$ 0
Carrie Scherkenbach	0	$ 0	0	0	0	$ 0
Brian Huckstep, CFA	4	$ 491	0	0	0	$ 0
Jared Watts	0	$ 0	0	0	0	$ 0

As of December 31, 2015, no accounts managed by the Portfolio Managers in the above table had an advisory fee based solely on investment performance of the accounts.

Alerian Portfolio (as of December 31, 2015)

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in billions)	Number	Total Assets (in billions)	Number	Total Assets (in billions)
Michael Akins	18	$11.6	0	$0	0	$0
Ryan Mischker	17	$11.6	0	$0	0	$0

As of December 31, 2015, no accounts managed by the Portfolio Manager in the above table had an advisory fee based solely on investment performance of the accounts.

Red Rocks Portfolio (as of December 31, 2015)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts Managed	Total Assets Managed (in billions)	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed	Total Assets Managed (in millions)
Adam Goldman	3	$1.13	0	0	0	0
Mark Sunderhuse	3	$1.13	0	0	0	0

As of December 31, 2015, no accounts managed by the Portfolio Managers in the above table had an advisory fee based solely on investment performance of the accounts.

Stadion Portfolios (as of December 31, 2015)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed	Total Assets Managed (in millions)
Paul Frank	1	$275.8	0	-	0	-
Brad A. Thompson	6	$599.7	27	$1,215	64,101	$1,838
William McGough	6	$599.7	27	$1,215	64,101	$1,838
Clayton Fresk	3	$223.7	27	$1,215	64,101	$1,838

As of December 31, 2015, no accounts managed by the Portfolio Managers in the above table had an advisory fee based solely on investment performance of the accounts.

Description of Material Conflicts of Interest

Morningstar Portfolios

An affiliate of the Trust’s distributor, ALPS Distributors, Inc. (“ADI”), acts as distributor for several ETFs.  It is possible that these ETFs could be used in the Portfolios. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in such ETFs. See also “Additional Information About Investment Strategies — Limitations on Investments in Underlying ETFs” above. The Sub-adviser, Morningstar Investment Management LLC ( “sub-adviser”) is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”). As part of its overall operation, Morningstar is engaged in the business of providing ratings and analysis on financial products. A potential conflict exists since Morningstar could be providing ratings and analysis on products that are sub-advised by other business units within the firm.  Morningstar has adopted the following procedures to address this situation. First, Morningstar will not create analyst commentary for portfolios where the firm or its subsidiaries act as sub-adviser. This commentary is generally subjective in nature and could represent a conflict of interest. This means that the Morningstar Portfolios will not receive written analyst commentary from Morningstar. However, the Morningstar Portfolios will receive a Morningstar RatingTM when they have track records of a sufficient length. These ratings are purely quantitative and therefore cannot be biased by subjective factors. Also, the Morningstar Style BoxTM assignment is primarily based on quantitative characteristics of the underlying securities in the portfolio. The initial assignment and subsequent style box changes follow established procedures and are subject to review by personnel within the Morningstar Data business unit. A situation may occur where Morningstar Investment Management personnel provide information to clarify style box assignment. However, the assignment process takes place independently from the Morningstar Investment Management business unit.

Morningstar is also in the business of creating indices. ETFs and an ETN have been created to track some of these indices including indices representing the Morningstar Style Boxes.  An example would be the iShares Morningstar Large Value Index Fund.  Morningstar receives a licensing fee from the ETF/ETN manufacturer based on the assets in these ETFs/ETN.  While Morningstar Investment Management does not anticipate using these ETFs or ETN as part of the initial allocations for a Morningstar Portfolio, it is possible that these ETFs or ETN could be used in a Morningstar Portfolio at some time in the future.  If this situation arises, Morningstar Investment Management will waive a portion of the subadvisory fee equal to the portion of the licensing fee attributable to the assets of the Morningstar Portfolio invested in such ETF/ETN, and such waived amount shall be passed through to the applicable Morningstar Portfolio.  See also “Additional Information About Investment Strategies – Limitations on Investments in Underlying ETFs” above.

Finally, Morningstar Investment Management and other Morningstar business units act as adviser, subadviser or consultant on other portfolios or fund of funds products. These products invest in a variety of vehicles including actively managed funds, separate accounts, index funds and ETFs.  Also, Morningstar Investment Management provides trading instructions to a custodian but does not do the actual trading in all of these cases.  A conflict of interest may arise between the investment strategies of the Morningstar Portfolios and the other accounts managed by Morningstar Investment Management, and by other Morningstar business units, and in particular, the other accounts managed by the Portfolio Managers.

Alerian Portfolio

Potential conflicts of interest may arise when the Portfolio’s Portfolio Manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the Portfolio Manager of the Portfolio.

The Adviser and the Portfolio have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Adviser and the individuals that it employs. For example, the Adviser seeks to minimize the effects of competing interests for the time and attention of Portfolio Managers by assigning Portfolio Managers to manage funds and accounts that share a similar investment style. The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

Red Rocks Portfolio

The Sub-Adviser is the owner and manager of the Global Listed Private Equity Index (the “Index”). The Index is managed and re-balanced by a separate division within the Sub-Adviser. The Sub-Adviser has adopted policies and procedures designed to prevent information being shared between the division within the Sub-Adviser that manages the Index and the division that actively manages the Listed Private Equity Fund during the quarterly re-balancing process of the Index.

The Sub-Adviser has adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Sub-Adviser and the individuals that it employs.  For example, the Sub-Adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style.  The Sub-Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts.  There is no guarantee, however, that the policies and procedures adopted by the Sub-Adviser will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

Stadion Portfolios

An affiliate of the Trust’s distributor, ALPS Distributors, Inc. (“ADI”), acts as distributor for several ETFs.  It is possible that these ETFs could be used in the Portfolios at some time in the future.  If this situation arises, the Adviser will waive a portion of the subadvisory fee equal to the portion of the fees attributable to the assets of the respective Portfolio invested in such ETFs.  See also “Additional Information About Investment Strategies — Limitations on Investments in Underlying ETFs” above.

Morningstar, Alerian, Red Rocks and Stadion Portfolios

Potential conflicts that could apply to one or more of the Portfolios include:

Allocation of Limited Time and Attention. A Portfolio Manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular Portfolio Manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a Portfolio Manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio Managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide Portfolio Managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the Portfolio Manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a Portfolio Manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the Portfolio Manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the Portfolio Manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the Portfolio Manager might be motivated to help certain funds and/or accounts over others. The Portfolio Manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence the Portfolio Manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the Portfolio Manager.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a Portfolio Manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser and its affiliates.

 Portfolio Manager Compensation Structure Disclosure

Morningstar Portfolios

The Subadviser is responsible for the day-to-day management of the Morningstar Portfolios.  Portfolio Managers and team members at the Subadviser who are responsible for the day-to-day management of the Portfolios are paid a base salary, plus a discretionary bonus. The bonus has two components. The first component is based on portfolio investment performance versus a corresponding benchmark over three- and five-year periods. The second component is determined by the company’s overall revenue and profitability as well as the individual’s contribution to the business unit.

Alerian Portfolio

Michael Akins, who is responsible for the day-to day management of the Alerian Portfolio, is paid a base salary, and bonus compensation based on revenue generated on the index management portion of the Adviser’s fee. Ryan Mischker, who is also responsible for the day-to-day management of the Alerian Portfolio, is paid a base salary, plus a discretionary bonus. The bonus for Mr. Mischker is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit. The bonus for Mr. Akins and Mr. Mischker is discretionary and is not based specifically on portfolio performance.

Red Rocks Portfolio

The Sub-Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a fixed base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance.

The Sub-Adviser may evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

•
Base salary. Each portfolio manager is paid a fixed base salary. In setting the base salary, the Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

•
Annual bonus. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 66.6% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically has an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 33.3% portion of the bonus is discretionary as determined by the Sub-Adviser and takes into account other subjective factors.

Stadion Portfolios

Compensation and financial arrangements with the Sub-Adviser’s portfolio managers is intended to be competitive and reflective of the general success of the Sub-Adviser as a firm, as well as the general success of the funds it manages.  The portfolio managers are compensated based on a fixed annual salary, bonuses, which may be based on factors such as the Sub-Adviser’s profitability, assets in strategies, portfolio manager performance, and other factors that may contribute to the Sub-Adviser’s revenues and distributable profits, and may include an equity or other profit-sharing component. In this regard, compensation may include a variety of components, and may vary among portfolio managers in terms of emphasis and criteria.

[ ]	Base Salary: Each portfolio manager receives a base salary.

[ ]	Additional Incentive Compensation: Portfolio managers may be eligible to receive additional revenue or sales-based compensation tied to achievement of asset management and assets-under-management goals determined by the Sub-Adviser from time to time. These may relate to the Sub-Adviser’s asset management achievements or assets under management in general, or may relate to specific accounts (including the Portfolio) managed by a portfolio manager.

[ ]	Equity Incentives: The Sub-Adviser may reward portfolio managers with additional remuneration based on the Sub-Adviser’s profitability in accordance with the terms of an Equity Incentive Plan or individual agreements where the portfolio manager is eligible to receive equity participation (including profit distribution rights related thereto) in the Sub-Adviser.

[ ]	Profit Pool and Senior Management Arrangements: Portfolio managers that reach certain levels of managerial responsibility or success with and for the Sub-Adviser will be eligible to participate in a profit pool, and may also receive a senior management-level compensation package, which may include any or all of the foregoing compensation arrangements.

Ownership of Securities
The table below identifies ownership in the Portfolios by each Portfolio Manager:

Portfolio Manager	Ownership Range (as of December 31, 2015)
Michael Akins	None

Portfolio Manager	Ownership Range (as of December 31, 2015)
Scott Wentsel	None
Carrie Scherkenbach	None
Jared Watts	None
Brian Huckstep	None

Portfolio Manager	Ownership Range (as of December 31, 2015)
Adam Goldman	None
Mark Sunderhuse	None

Portfolio Manager	Ownership Range (as of December 31, 2015)
Paul Frank	None
Brad A. Thompson	None
William McGough	None
Clayton Fresk	None

THE DISTRIBUTOR

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO  80203, serves as the principal underwriter and national distributor for the shares of the Portfolios pursuant to a Distribution Agreement with the Trust dated as of April 30, 2013 (the “Distribution Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”).  The offering of the Portfolio’s shares is continuous.  The Distributor does not receive any compensation under the Distribution Agreement.

The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Portfolio shares, will use its best efforts to distribute the Portfolio’s shares. As disclosed in the Trustee and Officer tables on pages 37 and 39, Messrs. Thomas A. Carter and Patrick D. Buchanan are affiliated persons of the Distributor and the Trust. In addition, the Distributor is a wholly owned subsidiary of ALPS Holdings, which is a wholly owned subsidiary of DST. The Distribution Agreement provides that, unless sooner terminated, it will continue until two years from the date of the Distribution Agreement and shall continue from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.  The Distribution Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Portfolio on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Trust.  The Distribution Agreement will automatically terminate in the event of its assignment.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, II and Class III shares, respectively (the “12b-1 Plans”).

Class I Distribution Plan

The Class I shares have adopted a Defensive Distribution Plan (the “Class I Distribution Plan”) that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with those activities intended to result in the sale of Portfolio shares, advertising, compensation of financial intermediaries, sales personnel, and/or payment for personal service provided to the shareholder.  Under the Class I Distribution Plan, the Adviser may pay significant amounts to intermediaries, such as banks, broker-dealers and other intermediaries that provide those services.  The Board of Trustees has currently authorized such payments for the Class I Portfolios.

Class II and III Distribution Plans

The Class II and III shares have each adopted an Distribution Plan (the “Class II and III Distribution Plans”) that permits the use of each Portfolio’s assets to compensate the Distributor for its services in distributing shares and/or on-going shareholder liaison services.

Under the Class II and III Distribution Plans, the Distributor receives an amount equal to 0.25% of the average annual net assets of the Class II or III shares, as applicable, of each Portfolio.  All or a portion of the fees paid to the Distributor under the Class II and III Distribution Plans will, in turn, be paid to certain financial intermediaries as compensation for distribution related activities and/or providing ongoing shareholder liaison services. On-going shareholder liaison services generally include responding to shareholder inquiries, directing said shareholders’ communications, account balance maintenance and other information on their investments.

Because the fees paid under the Class II and III Distribution Plans are paid out of Portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.  For the reporting period ended December 31, 2015, the following table shows the 12b-1 fees that were collected for the Class II shares of each Portfolio:

Portfolio	Advertising and Literature	Printing and Postage	Compensation to Underwriter	Compensation to Broker-Dealers	Compensation to Sales Personnel	Net Fees
Morningstar Conservative ETF Asset Allocation Portfolio	$0	$0	$94,745	$0	$0	$0
Morningstar Income and Growth ETF Asset Allocation Portfolio	0	0	254,403	0	0	0
Morningstar Balanced ETF Asset Allocation Portfolio	0	0	515,142	0	0	0
Morningstar Growth ETF Asset Allocation Portfolio	0	0	367,352	0	0	0
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0	0	133,270	0	0	0

For the reporting period ended December 31, 2015, the following table shows the 12b-1 fees that were collected for the Class III shares of the Portfolios:

Portfolio	Advertising and Literature	Printing and Postage	Compensation to Underwriter	Compensation to Broker-Dealers	Compensation to Sales Personnel	Net Fees
ALPS/Alerian Energy Infrastructure Portfolio	$0	$0	$165,149	$0	$0	$0
ALPS/Red Rocks Listed Private Equity Portfolio	0	0	5,066	0	0	0
ALPS/Stadion Tactical Defensive Portfolio	0	0	8,917	0	0	0
ALPS/Stadion Tactical Growth Portfolio	0	0	1,293	0	0	0

The Class II and III Distribution Plans also recognize that the Adviser and Subadviser(s) (as applicable) may use their management fee revenues, as well as their past profits, to pay for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services.

Class I and III Shareholder Services Plans

The ALPS/Alerian Energy Infrastructure Portfolio, ALPS/Red Rocks Listed Private Equity Portfolio, the ALPS/Stadion Tactical Growth Portfolio and ALPS/Stadion Tactical Defensive Portfolio have each adopted non 12b-1 shareholder services plans (each, a “Services Plan”) with respect to each Portfolio’s Class I and Class III shares. Under the Services Plans, each Portfolio is authorized to pay certain financial intermediaries (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% or 0.25% of the average daily net asset value of the Class I and Class III shares of each Portfolio, respectively, in each case attributable to or held in the name of a Participating Organization. The fee is compensation for providing some or all of the following on-going services: (i) maintaining separate records for each beneficial shareholder; (ii) transmitting purchase and redemption orders; (iii) preparing and transmitting account statements for each beneficial shareholder; (iv) transmitting proxy statements, periodic reports, and other communications to beneficial shareholder; (v) providing periodic reports to the Trust to enable each Portfolio to comply with state Blue Sky requirements, and or (vi) such other services as may be reasonably related to the foregoing or otherwise authorized under the Services Plans. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practicable.

For the reporting period ended December 31, 2015, the following table shows the shareholder services fees that were collected for the Class I and Class III shares of the following Portfolio, respectively:

Portfolio	Class I	Class III
ALPS/Alerian Energy Infrastructure Portfolio	$507	$117,212

ALPS/Red Rocks Listed Private Equity Portfolio	95	4,962

ALPS/Stadion Tactical Defensive Portfolio	135	8,541

ALPS/Stadion Tactical Growth Portfolio	24	1,293

Other Information

The Portfolios do not participate in joint distribution activities with any other investment company.  No Independent Trustee of the Trust has any direct or indirect financial interest in the operation of the 12b-1 Plan or any related agreements.

The Adviser or Distributor may provide additional cash payments out of its own resources to certain financial intermediaries that purchase shares of the Portfolios or provide other services. Such payments are in addition to any 12b-1 fees and/or non 12b-1 shareholder services fees or other administration expenses paid by the Portfolios. These additional payments may be made to certain financial intermediaries, including affiliates of the financial intermediaries that provide some or all the following services sub-administration, recordkeeping and/or sub-accounting services, marketing support and/or access to sales meetings, sales representatives and management representatives of the service agent.

These forms of compensation also may be paid to financial intermediaries for inclusion of a Portfolio on a sales list, including a preferred or select sales list or in other sales programs. These forms of compensation sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a service agent to recommend a Portfolio to you. Please contact your financial intermediaries for details about any payments it may receive in connection with the purchase of a Portfolio or the provisions of services to the Portfolios.

From time to time, the Adviser or the Distributor also may provide cash or non-cash compensation to service agents in the form of: occasional gifts; occasional entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under applicable securities laws  and regulations, as periodically amended.

FUND ADMINISTRATION

ALPS Fund Services, Inc. (“AFS”), located at 1290 Broadway, Suite 1100, Denver, CO  80203, is a wholly owned subsidiary of ALPS Holdings.  As discussed above, ALPS Holdings is a wholly-owned subsidiary of DST and the parent of the Adviser and the Distributor.  AFS serves as Administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust.  As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio.  Under the Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.  AFS does not charge the Trust a fee in connection with providing services under the Administration Agreement.

FUND TRANSFER AGENT

AFS, whose principal business address is shown above, also serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state.  AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of securities for the Morningstar Portfolios and the Alerian Portfolio are placed on behalf of the respective Portfolio by ALPS Advisors, Inc. (the “Adviser”).  With respect to the Morningstar Portfolios, such orders are based on instructions given by Morningstar Investment Management, LLC (a “Sub-Adviser”), pursuant to authority contained in each Morningstar Portfolio’s Advisory and Sub-Advisory Agreements. With respect to the Red Rocks Portfolio and the Stadion Portfolios, orders for the purchase or sale of securities are placed on behalf of the Red Rocks Portfolio by Red Rocks Capital LLC (, and on behalf of the Stadion Portfolio by Stadion Money Management, LLC, respectively (each a “Sub-Adviser” and collectively the “Sub-Advisers”).  The Adviser or Sub-Advisers are also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Adviser or Sub-Adviser considers various relevant factors, including, but not limited to, the broker’s execution capability, the broker’s perceived financial stability, the broker’s responsiveness to the Adviser’s or Sub-Adviser’s transaction requests, and the broker’s clearance and settlement capability.. Commissions for foreign investments traded on foreign exchanges will generally be higher than for U.S. investments and may not be subject to negotiation.

Each Portfolio may execute Portfolio transactions with broker-dealers who provide research and execution services to the Portfolios or other accounts over which the Adviser or Sub-Adviser, or their affiliates, exercise investment discretion. Such services may include research-related computer hardware and software; and furnishing analyses and reports concerning issuers, industries, and economic factors and trends.

The receipt of research from broker-dealers that execute transactions on behalf of each Portfolio may be useful to the Adviser or Sub-Adviser in rendering investment management services to each Portfolio and/or its other clients, and conversely, such information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser or Sub-Adviser in carrying out its obligations to each Portfolio. The receipt of such research has not reduced the Adviser’s or Sub-Adviser’s normal independent research activities; however, it enables the Adviser to avoid the additional expenses that could be incurred if it tried to develop comparable information through its own efforts. Such research is used by the Adviser or Sub-Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the Portfolios or account generating the brokerage.

Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are higher than the commission of other broker-dealers in recognition of their research and execution services. In order to cause each Portfolio to pay such higher commissions, the Adviser or Sub-Adviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Adviser’s or Sub-Adviser’s overall responsibilities to each Portfolio and their other clients. In reaching this determination, the Adviser or Sub-Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

The Adviser or Sub-Adviser is authorized to use research services provided by and to place portfolio transactions, to the extent permitted by law, with brokerage firms that have provided assistance in the distribution of shares of each Portfolio.

The Alerian Portfolio may, from time to time, enter into arrangements with placement agents in connection with direct placement transactions. In evaluating placement agent proposals, the Adviser will consider each broker’s access to issuers of energy infrastructure company securities and experience in the energy infrastructure market, particularly the direct placement market. In addition to these factors, the Adviser will consider whether the proposed services are customary, whether the proposed fee schedules are within the range of customary rates, whether any proposal would obligate us to enter into transactions involving a minimum fee, dollar amount or volume of securities, or into any transaction whatsoever, and other terms such as indemnification provisions.

The Trustees periodically review the Adviser’s and Sub-Adviser’s performance of their respective responsibilities in connection with the placement of portfolio transactions on behalf of each Portfolio and review the commissions paid by each Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to each Portfolio.

When two or more Portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Trustees and each Portfolio’s Adviser or Sub-Adviser to be equitable to each Portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as each Portfolio is concerned. In other cases, however, the ability of each Portfolio to participate in volume transactions will produce better executions for each Portfolio. It is the current opinion of the Trustees that the desirability of retaining the Portfolios’ Adviser or Sub-Adviser outweighs any disadvantages to the Portfolios that may be said to exist from exposure to simultaneous transactions.

For the period January 1, 2015 through December 31, 2015, the Portfolios did not pay any commission to brokers who were affiliated with the Trust, the Adviser, any Subadvisers or Distributor, or any affiliated person of these entities.

The following table shows the brokerage commissions paid by each Portfolio for the periods ended December 31, 2013, December 31, 2014 and December 31, 2015.

Portfolio	Period Ended 12/31/15	Period Ended 12/31/14	Period Ended 12/31/13
Morningstar Conservative ETF Asset Allocation Portfolio	$3,859	$2,207	$1,931
Morningstar Income and Growth ETF Asset Allocation Portfolio	8,232	5,349	4,433
Morningstar Balanced ETF Asset Allocation Portfolio	17,265	11,358	7,687
Morningstar Growth ETF Asset Allocation Portfolio	16,151	9,871	6,069
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	6,508	4,968	3,056
ALPS | Alerian Energy Infrastructure Portfolio	25,348	19,396	7,467
ALPS | Red Rocks Listed Private Equity Portfolio	4,377	233	--
ALPS | Stadion Tactical Defensive Portfolio	4,678	216	--
ALPS | Stadion Tactical Growth Portfolio	829	--	--

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table shows the holders of record of 5% or more of each outstanding class of shares of the Portfolios as of March 4, 2016.

Class I

Shareholder	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Lincoln Benefit Life Company 2920S. 84th Street. Lincoln, NE 68506	23.72%	41.04%	48.54%	--	17.62%
State Street Bank and Trust Company 801 Pennsylvania Ave. Kansas City, MO 64105	75.02%	56.90%	50.30%	80.79%	81.68%
Allstate Life Insurance Company 2920 S. 84th St., Suite 2C1 Lincoln, NE 68506	--	--	--	18.69%	--

Shareholder	ALPS/Alerian Energy Infrastructure Portfolio	ALPS | Red Rocks Listed Private Equity Portfolio	ALPS/Stadion Tactical Defensive Portfolio	ALPS/Stadion Tactical Growth Portfolio
Lincoln National Life Insurance 1300S. Clinton St. Fort Wayne, IN 46802	55.96%	--	100.00%	--
ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203	--	100.00%	--	100.00%
Symetra Life Insurance Co. 777 108th Avenue, NE Suite 1200 Bellevue, WA 98004	44.04%	--	--	--

Class II

Shareholder	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Annuity Investors Life Insurance Co. 301 E. Fourth St. Cincinnati, OH 45202	10.84%	8.35%	7.74%	18.56%	--
Ohio National Life Insurance Co. One Financial Way Cincinnati, OH 45242	13.38%	--	10.12%	11.12%	15.11%
Phoenix Life Insurance Co. 30 Dan Rd., Suite 8027 Boston, MA 02266	--	36.87%	15.78%	12.49%	28.47%
Symetra Life Insurance Co. 777 108th Avenue, NE Suite 1200 Bellevue, WA 98004	--	--	--	--	--
State Street Bank and Trust Company 801 Pennsylvania Ave. Kansas City, MO 64105	60.26%	45.62%	53.51%	47.71%	54.73%
Security Benefit Life Insurance Company 1 SW Security Benefit Place Topeka, KS 66636	8.93%	--	--	--	--

Class III

Shareholder	ALPS/Alerian Energy Infrastructure Portfolio	ALPS | Red Rocks Listed Private Equity Portfolio	ALPS/Stadion Tactical Defensive Portfolio	ALPS/Stadion Tactical Growth Portfolio
Ameriprise Financial Services, Inc. 50081 Ameriprise Financial Center Minneapolis, MN 55474	73.55%	--	--	--
Jefferson National Life Insurance Company 10350 Ormsby Park Pl., Suite 600 Louisville, KY 40223	12.72%	5.08%	--	--
Lincoln National Life Insurance 1300S. Clinton St. Fort Wayne, IN 46802	--	48.72%	99.29%	86.87%
ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203	--	--	--	11.10%
Nationwide Financial Services, Inc. 1 Nationwide Plaza Mailzone #1-33-401 Columbus, OH 43215	--	13.90%	--	--
AXA Equitable Life Insurance Company 1290 Avenue of Americas New York, NY 10104	--	9.08%	--	--
Guardian Insurance & Annuity Co. 1605 N. Cedar Crest Blvd., Floor 3 Allentown, PA 18104	--	18.91%	--	--

The person or organizations listed above owning 25% or more of the outstanding shares of the Portfolios may be presumed to “control” (as that term is defined in the 1940 Act) such Portfolio.  As a result, those entities would have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of shareholder of such Portfolio.  Insofar as the Trust is aware, as of March 10, 2015, no person owned, beneficially or of record, more than 25% of the outstanding shares of the Portfolios, except for (1) State Street Bank and Trust Company, with respect to all of the Morningstar Portfolios, (2) Lincoln Benefit Life Insurance Company, with respect to the Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I and the Morningstar Balanced ETF Asset Allocation Portfolio – Class I, (3) Phoenix Life Insurance Company, with respect to the Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II and the Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II, (4) Lincoln National Life Insurance with respect to the ALPS | Stadion Tactical Defensive Portfolio, ALPS  | Stadion Tactical Growth Portfolio- Class III, ALPS \ Red Rocks Listed Private Equity Portfolio – Class III and the ALPS | Alerian Energy Infrastructure Portfolio – Class I, (5) Symetra Life Insurance Company with respect to the ALPS | Alerian Energy Infrastructure Portfolio – Class I, (6) ALPS Distributors, Inc. with respect to the ALPS | Red Rocks Listed Private Equity Portfolio  - Class I and the ALPS/Stadion Tactical Defensive Portfolio – Class I, (7) Ameriprise Financial Services, Inc. with respect to the ALPS/Alerian Energy Infrastructure Portfolio – Class III. Each of these entities is believed to hold its shares of the Portfolios as nominee for the benefit of its clients.

As of March 4, 2016, the officers and directors as a group own less than 1% of the outstanding class of shares of each Portfolio.

VALUATION OF PORTFOLIO SECURITIES

Calculation of Share Price

The net asset value per share of the Portfolio will be determined on each day when the New York Stock Exchange (“NYSE”) is open for business and will be computed by adding the value of the Portfolio’s investments, cash and other assets (including accrued interest), deducting liabilities (including accrued expenses), and then dividing that value by the total number of the shares outstanding of the Portfolio.  Each determination will be made:

•
by valuing portfolio securities, including Exchange-Traded Funds, Exchange-Traded Notes, open short positions, puts and calls, and futures contracts, which are traded on the various exchanges including the NASDAQ National Market System or similar electronic exchange, at the last reported sales price;

•	by valuing shares of an open-end investment company that are at that investment company’s net asset value per share;

•	by valuing portfolio securities for which a quote is readily available at the last quoted price;

•	by valuing portfolio securities for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and

•
by valuing portfolio securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Board of Trustees, although others may do the actual calculation.

The price (net asset value) of Portfolio shares is determined as of the close of the regular session of trading on the NYSE (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business.  The NYSE is ordinarily open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr.  Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing net asset value, the Portfolio values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE.  Foreign security valuations initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.  If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact the Portfolio’s net asset value determination.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of Portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board of Trustees.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchase of Shares

Orders for shares received by the Trust in good order prior to the close of the regular session of trading on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE.  Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of the regular session of trading of the NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares

The Trust will redeem all or any portion of a shareholder’s shares of the Portfolio when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus.  Under the Investment Company Act of 1940, a shareholder’s right to redeem shares and to receive payment for such shares may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;

(b)	when trading on that exchange is restricted for any reason;

(c)
when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under “Redemptions” in the Portfolio’s prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record.  Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act that provides that each series of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio’s net asset value, whichever is less, for any one shareholder within a 90-day period.  Any redemption beyond this amount may be made in proceeds other than cash.  The Portfolio may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Portfolio’s responsibilities under the 1940 Act. Shareholders who receive redemption in kind may incur additional costs when they convert the securities or property received to cash and may receive less than the redemption value of their shares, particularly where the securities are sold prior to maturity.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. The Portfolios pay capital gains and income dividends annually. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Variable annuity contract investors, variable life insurance contracts investors and qualifies pension and retirement plan investors are generally not taxed on distributions paid by each Portfolio.

If the net asset value of shares is reduced below a taxable investor’s cost as a result of a distribution by each Portfolio, such distribution generally will be taxable even though it represents a return of invested capital. Taxable investors should be careful to consider the tax implications of buying shares of each Portfolio just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

RETURN OF CAPITAL DISTRIBUTIONS.  A portion of the Alerian Portfolio’s distributions are expected to consist of a return of capital rather than a distribution of profits.  Shareholders in the Alerian Portfolio who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Portfolio when, in fact, they are not.  Shareholders should not assume that the source of the distributions is from net profits of the Alerian Portfolio.

TAXES. Each Portfolio is treated as a separate entity for U.S. federal income tax purposes and each Portfolio intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Code. As a result, the Portfolio will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, that is, the insurance companies’ separate accounts and possibly qualified pension and retirement plans and certain registered and unregistered separate accounts.  Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement to avoid a nondeductible 4% excise tax imposed by Section 4982 of the Code.  However, the excise tax does not apply to a Portfolio whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies (or their affiliates) held in connection with variable contracts.  For any calendar year in which a Portfolio does not qualify for this exemption , the Portfolios intend to make distributions in accordance with the calendar year distribution requirements, and therefore the Portfolios do not expect to be subject to this excise tax

If any of the Portfolios fails to qualify as a regulated investment company, such Portfolio will be treated as a C corporation for U.S. federal income tax purposes, and be subject to federal, and potentially state, corporate income taxes on its taxable income and gains.  Furthermore, distributions to such Portfolio’s shareholders will constitute ordinary dividend income to the extent of such Portfolio’s earnings and profits, and insurance policy and product holders could be subject to tax on distributions received with respect to Portfolio shares. In addition, as discussed below, the failure of a Portfolio to qualify as a regulated investment company would cause such Portfolio to fail to satisfy the diversification requirements applicable to variable annuity contracts and variable life insurance policies, which would cause tax consequences to the holders thereof.

Section 817(h) of the Code and the Treasury Regulations promulgated thereunder impose certain diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with such diversification requirements. These requirements are in addition to the diversification requirement imposed on the Portfolios by Subchapter M and the 1940 Act. The diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations promulgated thereunder place certain limitations on the proportion of each Portfolio’s assets that may be represented by a single investment or by securities issued by a single issuer. A contract based upon a separate account will not receive favorable tax treatment as an annuity or life insurance contract unless the separate account and underlying regulated investment company investments satisfy the diversification requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder.

In determining whether a separate account is adequately diversified, the separate account can look through to the assets of the regulated investment company in which it has invested, provided that whose beneficial interests are held wholly by the separate accounts of insurance companies or qualified pension or retirement plans, and that is accessible to the public solely through the purchase of variable contracts. The Trust intends for each of the Portfolios to qualify for the foregoing look-through rule.

The Treasury Regulations promulgated under Section 817(h) of the Code require the Portfolios’ assets to be diversified so that no single investment (which includes all securities of the issuer) represents, as of the end of each calendar quarter or within 30 days thereafter, more than 55% of the value of the Portfolio’s total assets, no two investments represent more than 70% of the Portfolio’s total assets, no three investments represent more than 80% of the Portfolio’s total assets and no four investments represent more than 90% of the Portfolio’s total assets. A “safe harbor” is available to a separate account if it meets the diversification tests applicable to registered investment companies and not more than 55% of its assets constitute cash, cash items, government securities and securities of other registered investment companies.

The applicable Regulations treat all securities of the same issuer as a single investment. In the case of “government securities,” each government agency or instrumentality shall be treated as a separate issuer for the purpose of the diversification test (although not for the purpose of the “safe harbor” test described above). All securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment.

The Trust and each of the Portfolios intends to qualify as a regulated investment company under the provisions of Subchapter M of the Code and to comply with the diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations promulgated thereunder. The failure of any Portfolio to qualify as a regulated investment company or to satisfy the diversification requirements under Section 817(h) of the Code would result in taxation of the applicable insurance companies’ separate accounts for variable life insurance policies and variable annuity contracts that own interests in the Portfolios, and would cause tax consequences to the holders thereof.

Under current law, the Portfolios serve to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders.  Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Portfolio if either: (1) the Portfolio invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”); or (2) shares in the Portfolio constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code.  If a charitable remainder trust (as defined in section 664 of the Code) realizes any UBTI for a taxable year, it will be subject to an excise tax of 100% on such income.  A Portfolio may invest in REITs that hold residual interests in REMICs.

Each Portfolio generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who fails to properly furnish the Portfolio with a correct taxpayer identification number (“TIN”) or who has under-reported dividend or interest income, and to any shareholder that fails to certify to the Portfolio that it is not subject to such withholding.  The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Each Portfolio is required to furnish to certain shareholders cost basis information indicating the holding period of those Shares purchased on or after January 1, 2012, and sold on and after that date.  Unless a shareholder that is subject to the reporting requirement chooses an acceptable alternative cost basis method, the Portfolio will report cost basis information using a default cost basis method.  The Portfolio is not required to furnish such information to shareholders defined as “exempt recipients” under Treasury Regulation Section 1.6045-1(c)(3) of the Internal Revenue Code.  Such exempt interest shareholders generally include insurance companies and qualified pension and retirement plans.  Shareholders should consult with their tax advisers to obtain more information about how the new cost basis reporting law may apply to them.

The foregoing is only a brief summary of important tax considerations that generally affect the Portfolios. Prospective investors should consult their own tax advisers with regard to the Federal tax consequences of the purchase, ownership, or disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

For a discussion of the impact on Contract owners of income taxes an issuer may owe as a result of (i) its ownership of shares of the Portfolio, (ii) its receipt of dividends and distributions thereon, and (iii) its gains from the purchase and sale thereof, reference should be made to the Prospectus for the Contract accompanying this Prospectus.

PROXY VOTING POLICIES AND PROCEDURES

With respect to the Morningstar Portfolios and the Alerian Portfolio, the Trust has delegated the responsibility for voting proxies to the Adviser as part of the Adviser’s general management of the Portfolio, subject to continuing oversight by the Board. With respect to the Red Rocks Portfolio and the Stadion Portfolio, the Trust has delegated the responsibility for voting proxies to the Sub-Adviser as part of the Sub-Adviser’s management of the Portfolio, subject to continuing oversight by the Adviser and the Board.  Portfolio policies and procedures are used in determining how to vote proxies relating to fund securities.  A copy of the Adviser’s and each respective Sub-Adviser’s Proxy Voting Policy, Procedures, and Guidelines can be found in Appendix A of this SAI.  A summary of proxies voted by the Portfolio for the most recent 12 month period ending June 30 is available without a charge, upon request, by contacting your insurance company or plan sponsor, on the Trusts’ website at www.alpsfunds.com, and filed on Form N-PX on the SEC’s website at www.sec.gov.

PERFORMANCE INFORMATION

Total Return

Average annual total return quotations that may be used in the Portfolio’s advertising and promotional materials are calculated according to the following formulas:

P* (1+T)ˆn = ERV

Where:	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV= ending redeemable value of a hypothetical $1,000
payment made at the beginning of the period

Under the foregoing formula, the time periods used in any advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication.  Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.  Average annual total return assumes the reinvestment of all dividends and distributions.  The calculation assumes an initial $1,000 payment and assumes all dividends and distributions by the Portfolio are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The following formula is used to calculate average annual returns after taxes before liquidations:

P* (1+T)ˆn = ATVD

Where:	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years in the base period
ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the base period, at the end of the base period, after taxes on Portfolio distributions but not after taxes on redemption

The following formula is used to calculate average annual returns after taxes after liquidations:

P* (1+T)ˆn = ATVDR

Where:	P = a hypothetical initial payment of $1,000.
T = average annual total return
n = number of years in the base period
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on Portfolio distributions and redemption.

The Portfolio may also calculate total return on a cumulative basis to reflect the cumulative percentage change in value over the measuring period.  The formula for calculating cumulative total return can be expressed as follows:

Cumulative Total Return = [ (ERV) - 1 ]

Other Information

The Portfolio’s performance data quoted in any advertising and other promotional materials represents past performance and is not intended to predict or indicate future results.  The return and principal value of an investment in the Portfolio will fluctuate, and an investor’s redemption proceeds may be more or less than the original investment amount.

Comparison of Portfolio Performance

The performance of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe.  In addition, the Portfolio may use performance data reported in financial and industry publications, including Barron’s, Business Week, Forbes, Fortune, Investor’s Daily, IBC/Donoghue’s Money Portfolio Report, Money Magazine, The Wall Street Journal and USA Today.

CODE OF ETHICS

The Trust, Adviser, each Subadviser, and the Distributor have each adopted a Code of Ethics.  These policies permit personnel of such entities to purchase and sell securities held by the Portfolio, subject to certain policies that govern personal investing.  These Codes of Ethics have been filed with the SEC as exhibits to the Trust’s registration statement.

CUSTODIAN

State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA, 02171 (the “Custodian”), serves as the custodian for the Portfolios.  As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Portfolios and, in such capacity, is the registered owner of securities in book-entry form belonging to the Portfolios.  Upon instruction, the Custodian receives and delivers cash and securities of the Portfolios in connection with Portfolios’ transactions and collects all dividends and other distributions made with respect to portfolio securities.  The Custodian also maintains certain accounts and records of the Portfolios.

INDEX PROVIDER

Alerian is the index provider for the Alerian Portfolio (“Index Provider”). Alerian is an independent company that provides objective market information, and is a leader of MLP-market intelligence, providing benchmarks, data sets, and analytics that are used extensively by a range of stakeholders such as investment banks, stock exchanges, investment professionals and consultants, and Master Limited Partnerships. Alerian has entered into an index licensing agreement (the “Licensing Agreement”) with the Adviser to allow the Adviser’s use of the Index for the operation of the Alerian Portfolio. The Adviser pays licensing fees to Alerian from the Adviser’s management fees or other resources.

Alerian uses a rules-based methodology (the “Index Methodology”) to construct and maintain the Index.   The Index and the Index Methodology, including a list of the component securities of the Index, can be found on the Index Provider’s website at www.alerian.com.

LICENSE AGREEMENT AND DISCLAIMERS

The information contained herein regarding the Index was provided by the Index Provider.

Shares of the Alerian Portfolio are not sponsored, endorsed, sold, or promoted by Alerian. Alerian makes no representation or warranty, express or implied, to the owners of the Shares of the Alerian Portfolio or any member of the public regarding the advisability of trading in the product(s). Alerian has no obligation to take the needs of the Adviser (in its capacity as licensee of the Index, the “Licensee”) or the owners of the Shares of the Alerian Portfolio into consideration in determining, composing or calculating the Index. Alerian is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Shares of the Alerian Portfolio to be listed or in the determination or calculation of the equation by which the Shares of the Alerian Portfolio are to be converted into cash. Alerian has no obligation or liability in connection with the administration, marketing or trading of the Shares of the Alerian Portfolio.

Alerian does not guarantee the accuracy and/or the completeness of the Index or any data included therein and Alerian shall have no liability for any errors, omissions, or interruptions therein. Alerian makes no warranty, express or implied, as to results to be obtained by the Licensee, owners of the Shares of the Alerian Portfolio, or any other person or entity from the use of the Index or any data included therein. Alerian makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein, without limiting any of the foregoing, in no event shall Alerian have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Alerian and Licensee.

The Alerian Energy Infrastructure Index (the “Index”) is the exclusive property of GKD Index Partners LLC d/b/a Alerian, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P Dow Jones Indices”) to calculate and maintain the Index. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed to S&P Dow Jones Indices. “Calculated by S&P Dow Jones Indices” and its related stylized mark(s) have been licensed for use by Alerian.
The Alerian Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices, SPFS, Dow Jones or any of their affiliates (collectively, “S&P Dow Jones Indices Entities”).  S&P Dow Jones Indices Entities do not make any representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance.  S&P Dow Jones Indices Entities only relationship to Alerian with respect to the Index is the licensing of certain trademarks, service marks and trade names of S&P Dow Jones Indices Entities and for the providing of calculation and maintenance services related to the Index. S&P Dow Jones Indices Entities are not responsible for and have not participated in the determination of the prices and amount of the Alerian Portfolio or the timing of the issuance or sale of the Alerian Portfolio or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. S&P Dow Jones Indices Entities have no obligation or liability in connection with the administration, marketing or trading of the Alerian Portfolio. S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within the Index is not a recommendation by S&P Dow Jones Indices Entities to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES ENTITIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ALERIAN, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, 555 17th Street, Suite 3600, Denver, Colorado 80202, serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm audits the annual financial statements for the Trust and provides other audit, tax, and related services.

LEGAL COUNSEL

Davis Graham & Stubbs LLP, 1550 17th Street, Suite 500, Denver, Colorado 80202 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS
The financial statements and financial highlights in the December 31, 2015 Annual Report of the Trust are incorporated in this Statement of Additional Information by reference. The financial statements and financial highlights in the Annual Report have been audited by Deloitte & Touche LLP, whose report thereon appears in the Annual Report. You can obtain additional copies of such Annual Report at no charge by writing or telephoning the Trust at the address or number on the front page of this Statement of Additional Information.

APPENDIX A

ALPS Advisors, Inc.
Proxy Voting Policy, Procedures and Guidelines

1.	Policy Statement and Background

Overview

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients.  An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients.  An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities.  In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

With all advisory clients of AAI currently being investment companies registered under the 1940 Act, any assignment of voting authority over the Funds’ voting securities is typically delegated to AAI as the Funds’ investment adviser, or the Funds’ sub-adviser by the respective Funds’ Board of Trustees/Directors. If the Funds’ day-to-day investment decisions are performed by the Funds’ investment sub-adviser(s), Funds’ Board of Trustees/Directors may elect to delegate the responsibility of voting proxies to such sub-adviser to be voted in accordance to the sub-adviser’s proxy voting policies and procedures in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.  For securities in the portfolio of a Fund that is managed by more than one sub-adviser, each sub-adviser shall make voting decisions pursuant to their own proxy voting policies and procedures, as adopted in conformance with the Advisers Act for their respective portions of the Fund’s portfolio, unless directed otherwise.

ALPS Advisors, Inc. (“AAI”) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients and (2) address material conflicts of interest that may arise.  AAI will provide clients with a copy of its policies and procedures, as they may be updated from time to time, upon request.  Information regarding AAI’s proxy voting decisions is confidential.  Therefore, the information may be shared on a need to know basis only, including within AAI.  Advisory clients may obtain information on how their proxies were voted by AAI.  However, AAI will not selectively disclose its investment company clients’ proxy voting records to third parties; the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings of each investment company’s proxy voting record for 12-month periods ending June 30th.

Policy

All proxies regarding client securities for which AAI has authority to vote will, unless AAI determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by AAI to be in the best interest of AAI’s clients..  The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as AAI determines in its sole and absolute discretion.  There may also be instances where a fund relies upon Section 12(d)(1)(F), and by law, the fund may be required to vote proxies in the same proportion as the vote of all other shareholders of the acquired fund (i.e., “echo vote”). In the event a client believes that its other interests require a different vote, AAI will vote as the client clearly instructs, provided AAI receives such instructions in time to act accordingly.

AAI endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when AAI expects to routinely refrain from voting:

i.
Proxies will usually not be voted in cases where the security has been loaned from the Client’s account and subsequently, AAI determines that the type of proxy issue is not material to shareholders.  AAI will utilize the below considerations to determine if a security then on loan should be recalled for voting purposes.  Decisions will generally be made on a case-by-case basis depending on whether, in AAI’s judgment,:

•	the matter to be voted on has critical significance to the potential value of the security in question;
•	the security represents a significant holding and whether the security is considered a long-term holding; and
•	AAI believes it can recall the security in time to cast the vote.

ii.
Proxies will usually not be voted in cases where AAI deems the costs to the Client and/or the administrative inconvenience of voting the security outweigh the benefit of doing so (e.g., international issuers which impose share blocking restrictions).

AAI seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to guard against and manage conflicts of interest (refer to Section III, Conflicts of Interest below).

2.	Procedures and Controls

Where proxy voting is delegated to the sub-adviser, the sub-adviser will adopt proxy voting policies and procedures in accordance in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.  AAI has adopted the following proxy voting procedures and controls for any client securities which AAI has authority to vote on:

I.	Proxy Committee

AAI has established a Proxy Committee whose standing members are determined by AAI’s Chief Compliance Officer.  These members participate as voting authorities on the Committee. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.  Additionally, the Proxy Committee regularly involves other associates (e.g., Fund CCO or Legal representative) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Proxy Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A)  or on proposals which require special, individual consideration in accordance with Section III.C;

(b) review periodically  this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) development and modification of Voting Procedures, as stated in Section VI, as it deems appropriate or necessary.

II.	Conflicts of Interest

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by AAI, an AAI affiliate, or an AAI associate that creates an incentive (or appearance thereof) to favor the interests of AAI, the affiliate, or associate, rather than the clients’ interests.  For example, AAI may have a conflict of interest if either AAI has a significant business relationship with a company that is soliciting a proxy, or if an AAI associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company.  A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence AAI’s decision on the particular vote at issue.  In all cases where there is deemed to be a material conflict of interest, AAI will seek to resolve it in the clients’ best interests.

AAI follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party.  In providing proxy voting services to AAI, ISS provides vote recommendations on a pre-determined policy.  Generally, AAI will vote proxies based on ISS’ pre-determined voting policy.  In doing so, AAI demonstrates that its vote would not be a product of a conflict of interest as AAI would have little or no discretion on how the proxy was voted.

AAI has undertaken a review of ISS’ conflicts of interest procedures, and will continue to monitor them on an ongoing basis.  In the event that AAI determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

III.	Proxy Voting Guidelines

A.  AAI’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy.  AAI will use an independent, third-party vendor to implement its proxy voting process as AAI’s proxy voting agent.  In general, whenever a vote is solicited, ISS or another independent third party will execute the vote according to AAI’s Voting Guidelines.

B.  Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A portfolio manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines.  In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines.  If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption.  The Proxy Committee may consider the matter including any potential conflicts of interest.  A research analyst or portfolio manager must disclose in in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Conflicts of Interest Disclosure and Certification Form - Appendix B to this policy).

C.  Other Proxy Proposals

For the following categories of  proposals either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with ISS’ or an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by ISS.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote.  In general, AAI will refrain from voting such securities.  However, in the exceptional circumstances that AAI determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those provided in Section III.B will be voted on the specific instruction of the Proxy Committee.

6. Executive/Director Compensation. Except as provided in Section III.B, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

7. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

IV.	Voting Procedures

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines.  The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to affect the purposes of this Policy.

1.
AAI will use an independent, third-party vendor, to implement its proxy voting process as AAI’s proxy voting agent.  This retention is subject to AAI continuously assessing the vendor’s independence from AAI and its affiliates, and the vendor’s ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with AAI’s proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor’s other clients and the owners, officers or employees of any such firm, on the one hand, and AAI’s clients, on the other hand.  As means of performing this assessment, AAI will require various reports and notices from the vendor, as well as periodic audits of the vendor’s voting record and other due diligence.

2.	ISS will provide proxy analysis and record keeping services in addition to voting proxies on behalf of AAI in accordance with this Policy.

3.	On a daily basis, AAI or designee will send to ISS a holdings file detailing each equity holding held in all accounts over which AAI has voting authority.

4.
AAI will complete a Vote Authorization Registration with ISS for any new client which will describe how ballots will be executed on behalf of the client.  In addition, AAI will complete and provide the client’s custodian bank with a Letter of Authorization.  The letter will serve as notice that AAI has retained ISS to act as the voting agent for the securities held in the client’s account and will instruct the custodian bank to forward all ballots, meeting notices, and other proxy materials to ISS.

5.
ISS will receive proxy material information from Proxy Edge or the custodian bank for the account. This will include issues to be voted upon, together with a breakdown of holdings for AAI accounts. ISS will then reconcile information it receives from Proxy Edge and custodian banks.  Any discrepancies will be promptly noted and resolved by ISS, with notice to AAI.

6.
Whenever a vote is solicited, ISS will execute the vote according to AAI’s Voting Guidelines which will be delivered by AAI to ISS as set forth in Appendix A and anytime there is a material change to these guidelines.

○
If ISS is unsure how to vote a particular proxy, ISS will issue a request for voting instructions to AAI over a secure website. AAI personnel will check this website regularly.  The request will be accompanied by a recommended vote. The recommended vote will be based upon ISS’ understanding of the Voting Guidelines previously delivered to ISS. AAI will promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary.  AAI will return a final instruction to vote to ISS, which ISS will record with Proxy Edge or the custodian bank as our agent.

7.
Each time that ISS sends AAI a request to vote, the request will be accompanied by the recommended vote determined in accordance with AAI’s Voting Guidelines. ISS will vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote, or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section III.B.  In such situations, ISS will vote based on the direction of the client or the Proxy Committee, as the case may be.  The interests of AAI’s Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way.  ISS will inform AAI of all proposals having impact on its Taft Hartley and or Socially Responsible clients.  The Proxy Voting Committee will be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

8.
ISS will have procedures in place to ensure that a vote is cast on every security holding maintained by AAI on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients AAI will receive a report from ISS detailing AAI’s voting for the previous period.

V.	Securities Lending

Each Fund advised by AAI, where authorized by its respective Board, may engage in securities lending transactions, to the extent permitted by the Fund’s investment policies and limitations.  The Adviser will be required to monitor for scheduled or anticipated proxy votes relating to securities on loan and determine whether the securities should be recalled from loan on the relevant record date.  AAI has retained ISS to provide notifications relating to portfolio securities on loan, and AAI will make the determination whether or not to recall a particular security in order to cast the vote.  There may be situations where the Adviser may not be able to recall the security in time to cast the vote.

VI.	Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy.  The Proxy Committee has ultimate responsibility for the implementation of this Policy.

VII.	Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to AAI’s CCO, or designee.  Issues involving potential or actual conflicts of interest should be promptly communicated to Compliance or Legal.  Compliance will notify the Fund Chief Compliance Officer(s), if a material conflict of interest has arisen that deems the attention of the respective Fund Board(s).

VIII.	Monitoring

AAI’s Compliance Department is primarily responsible for overseeing the day-to-day operations of the proxy voting process.  The Compliance Department’s monitoring will take into account the following elements: (1) periodic review of ISS votes to ensure that ISS is accurately voting consistent with AAI’s Proxy Guidelines; and (2) review of fund’s N-PX report to ensure that it’s filed in a timely and accurate manner.  Additionally, AAI will review ISS’ conflicts of interest policies.

AAI’s Compliance Committee monitors proxy matters for its clients including monitoring material conflicts of interest identified.

IX.	Availability of Proxy Voting Policy and Voting Record

A summary disclosure regarding the provisions of this Policy will be available in AAI’s Form ADV, to the extent AAI is required to prepare a Part 2 to Form ADV.  Upon receipt of a Client’s request for more information, AAI will provide to the Client a copy of this Policy and/or how AAI voted proxies for the Client pursuant to this Policy for up to a one-year period.  It is AAI’s policy not to disclose how it voted a client’s proxy to third parties.

With respect to its investment company clients, AAI will not selectively disclose its investment company clients’ proxy voting records; rather, AAI will disclose such information by publicly available annual filings.  AAI will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th.  AAI will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

X.	Other Record Keeping Requirements

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy.  The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•
Proxy Committee Meeting Minutes and Other Materials  (routine oversight matters are discussed within AAI’s Compliance Committee meetings and will be documented within the Compliance Committee’s materials);

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations;

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms; and

•	Client Communications Regarding Proxy Matters.

Records should be retained for a period of not less than six years.  Records must be retained in an appropriate office of AAI for the first three years.

Dated:  November 29, 2006
Last Amended:  December 1, 2015

Appendix A

Summary of Proxy Voting Guidelines

AAI has adopted Institutional Shareholder Services, Inc.’s (“ISS”) standard benchmark policy which allows ISS to apply the most appropriate underlying guideline for each respective ballot.  ISS has created multiple guidelines to cover various markets, including, but not limited to:  U.S., Canada, Europe, United Kingdom, Asia, Africa and Australia. AAI retains the right to override any of ISS’ guidelines on a case-by-case basis. A concise summary of ISS’ current Proxy Voting Guidelines can be found at http://www.issgovernance.com/policy.

Conflicts of Interest Disclosure Form

ALPS ADVISORS, INC.
PROXY VOTING CONFLICT OF INTEREST DISCLOSURE FORM

1. Company name:
2. Date of Meeting:
3. Referral Item(s):
4. Description of AAI’s Business Relationship with Issuer of Proxy which may give rise to a conflict of interest:

5. Describe procedures used to address any conflict of interest:

Compliance will consider information about AAI’s significant business relationships, as well as other relevant information. The information considered by Compliance may include information regarding: (1) AAI client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the AAI investment division regarding the proxy matter.  Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) AAI has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance will inform the Chair of the Proxy Committee.  Where a material conflict of interest is determined to have arisen in the proxy voting process, AAI’s policy is to invoke one or more of the following conflict management procedures:

a.	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be AAI’s proxy voting agent);
b.	Causing the proxies to be delegated to a qualified, independent third party, which may include AAI’s proxy voting agent.
c.	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to AAI’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

AAI considers (1) proxies solicited by open-end and closed-end investment companies for which AAI or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for AAI.  Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest – Additional Procedures

 AAI has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

a.
AAI’s Code of Ethics affirmatively requires that associates of AAI act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of AAI’s Clients.

b.
By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any AAI or ALPS associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

•
To disclose in writing to AAI’s Chief Compliance Officer any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how AAI will vote proxies.  Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of AAI or ALPS.  In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will  abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

•
To refrain from taking into consideration, in the decision as to whether or how AAI will vote proxies the existence of any current or prospective material business relationship between AAI, ALPS or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

c.	In certain circumstances, AAI follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party. AAI has undertaken a review of ISS’ conflicts of interest procedures, and will continue to monitor them on an ongoing basis. In the event that AAI determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

6. Describe any contacts from parties outside AAI (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation:

CERTIFICATION
The undersigned personnel of AAI certifies that, to the best of his/her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

Name:
Title:

Appendix B

RED ROCKS CAPITAL LLC

PROXY VOTING AND DISCLOSURE POLICY

Overview
An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients.  An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients.  An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities.  In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Red Rocks Capital LLC (“RRC”) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients and (2) address material conflicts of interest that may arise.  RRC will provide clients with a copy of its policies and procedures, as they may be updated from time to time, upon request.  Information regarding RRC’s proxy voting decisions is confidential.  Therefore, the information may be shared on a need to know basis only, including within RRC.  Advisory clients may obtain information on how their proxies were voted by RRC.  However, RRC will not selectively disclose its investment company clients’ proxy voting records to third parties; the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings of each investment company’s proxy voting record for 12-month periods ending June 30th.

POLICY:

All proxies regarding client securities for which RRC has authority to vote will, unless RRC determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by RRC to be in the best interest of RRC’s clients without regard to any resulting benefit or detriment to RRC or its affiliates.  The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as RRC determines in its sole and absolute discretion.  In the event a client believes that its other interests require a different vote, RRC will vote as the client clearly instructs, provided RRC receives such instructions in time to act accordingly.

RRC endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when RRC expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.
Proxies will usually not be voted in cases where RRC deems the costs to the Client and/or the administrative inconvenience of voting the security outweigh the benefit of doing so (e.g., international issuers which impose share blocking restrictions).

RRC seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to guard against and manage conflicts of interest (refer to Section III, Conflicts of Interest below).

PROCEDURES AND CONTROLS:

I. PROXY COMMITTEE

RRC has established a Proxy Committee whose standing members will include the two Managing Directors, who participate as voting authorities on the Committee. Each standing member may designate a senior portfolio manager or a senior analyst to act as a substitute in a given matter on their behalf.  Additionally, the Proxy Committee regularly involves other associates (e.g., Fund CCO or Legal representative) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A and Appendix B)  or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

(d) development and modification of Voting Procedures, as stated in Section VI, as it deems appropriate or necessary.

II. RRC’S INVESTMENT ASSOCIATES

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above.  Information regarding RRC’s proxy voting decisions is confidential information.  Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of RRC and within RRC on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures).  A research analyst or portfolio manager must disclose to RRC’s Chief Compliance Officer in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Conflicts of Interest Disclosure and Certification Form - Appendix C to this policy).  For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation and communicating it to the Compliance Department.

Research analysts and portfolio managers should seek advice from Compliance or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by RRC, an RRC affiliate, or a RRC associate that creates an incentive (or appearance thereof) to favor the interests of RRC, the affiliate, or associate, rather than the clients’ interests.  For example, RRC may have a conflict of interest if either RRC has a significant business relationship with a company that is soliciting a proxy, or if an RRC associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company.  A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence RRC’s decision on the particular vote at issue.  In all cases where there is deemed to be a material conflict of interest, RRC will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by RRC’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) an RRC investment associate believes that an exception to the guidelines may be in the best economic interest of RRC’s clients (collectively, “Proxy Referrals”), RRC may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, Compliance will collect and review any information deemed reasonably appropriate to evaluate if RRC or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest.  RRC investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to RRC’s Chief Compliance Officer in writing (see Appendix C - “Conflicts of Interest Disclosure and Certification Form”).  Compliance will consider information about RRC’s significant business relationships, as well as other relevant information.  The information considered by Compliance may include information regarding: (1) RRC client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the RRC investment division regarding the proxy matter.  Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) RRC has a material conflict of interest, or (2) certain individuals should be excused from participating in the proxy vote at issue, Compliance will inform one of the standing members of the Proxy Committee.  Where a material conflict of interest is determined to have arisen in the proxy voting process, RRC’s policy is to invoke one or more of the following conflict management procedures:

1.	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be RRC’s proxy voting agent);
2.	Causing the proxies to be delegated to a qualified, independent third party, which may include RRC’s proxy voting agent.
3.	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to RRC’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

RRC considers proxies solicited by open-end and closed-end investment companies for which RRC or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for RRC. Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest – Additional Procedures

 RRC has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

1.
RRC’s Code of Ethics affirmatively requires that associates of RRC act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of RRC’s Clients.

2.
By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any RRC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

[ ]
To disclose in writing to RRC’s Chief Compliance Officer any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how RRC will vote proxies.  Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of RRC.  In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

[ ]
To refrain from taking into consideration, in the decision as to whether or how RRC will vote proxies the existence of any current or prospective material business relationship between RRC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

3.
In certain circumstances, RRC follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party.  In the event that RRC determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

4.	Any potential conflict of interest should be reported on the Conflicts of Interest Disclosure Form (Appendix C).

IV.	PROXY VOTING GUIDELINES

A.  RRC’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A (The ISS Governance 2016 U.S. Proxy Voting Guidelines Summary) and in Appendix B (The ISS Governance 2016 Guidelines for Canada, UK, Europe, Australia and South Africa)). RRC uses an independent, third-party vendor (currently ISS Governance) to implement its proxy voting process as RRC’s proxy voting agent.  In general, whenever a vote is solicited, ISS Governance will execute the vote according to RRC’s Voting Guidelines (which generally follow ISS recommendations).

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines.  In this situation, he or she will document why such proxy should be voted other than according to such Guidelines.  If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s.  The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals
For the following categories of  proposals either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will generally be voted in accordance with ISS’ or an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by ISS.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, RRC will refrain from voting such securities so that it may trade them during any such blocked period. However, in the exceptional circumstances that RRC determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section IV.A will be voted on the specific instruction of the Proxy Committee.

6. Executive/Director Compensation. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

7. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines.  The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to affect the purposes of this Policy.

1.
RRC will use an independent, third-party vendor, to implement its proxy voting process as RRC’s proxy voting agent.  This retention is subject to RRC continuously assessing the vendor’s independence from RRC and its affiliates, and the vendor’s ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with RRC’s proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor’s other clients and the owners, officers or employees of any such firm, on the one hand, and RRC’s clients, on the other hand.  As means of performing this assessment, RRC will require various reports and notices from the vendor, as well as periodic audits of the vendor’s voting record and other due diligence.

2.	The proxy vendor will provide proxy analysis and record keeping services in addition to voting proxies on behalf of RRC in accordance with this Policy.

3.	On a weekly basis, RRC will send to the proxy vendor a holdings file detailing each equity holding held in all accounts over which RRC has voting authority.

4.	RRC will receive proxy material information from the proxy vendor. This will include issues to be voted upon, together with a breakdown of holdings for RRC accounts.

5.	Whenever a vote is solicited, the proxy vendor will execute the vote according to RRC’s Voting Guidelines which generally follow the ISS recommendations as set forth in Appendix A and Appendix B.
[ ]	If the proxy vendor is unsure how to vote a particular proxy, it will issue a request for voting instructions to RRC over a secure website. RRC personnel will check this website regularly.

6.
Each time that proxy vendor sends RRC a request to vote, the request will be accompanied by the recommended vote determined in accordance with RRC’s Voting Guidelines. The proxy vendor will  vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote, or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C.  In such situations, the proxy vendor will vote based on the direction of the client or the Proxy Committee, as the case may be.  The interests of RRC’s Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way.

7.
The proxy vendor will have procedures in place to ensure that a vote is cast on every security holding maintained by RRC on which a vote is solicited unless otherwise directed by the Proxy Committee. Upon request, RRC will send our clients a report from the proxy vendor detailing RRC’s voting for the previous period.

VI. SUPERVISION

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy.  The Proxy Committee has ultimate responsibility for the implementation of this Policy.

VII. ESCALATION

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to RRC’s Chief Compliance Officer.  Issues involving potential or actual conflicts of interest should be promptly communicated to the CCO.  The CCO will notify the Fund Chief Compliance Officer(s), if a material conflict of interest has arisen that deems the attention of the respective Fund Board(s).

VIII. MONITORING

RRC’s Compliance Department is primarily responsible for overseeing the day-to-day operations of the proxy voting process.  The Compliance Department’s monitoring will take into account the following elements: (1) periodic review of votes to ensure that the proxy vendor is accurately voting consistent with RRC’s Proxy Guidelines; and (2) review of fund website to ensure that annual reports are posted in a timely and accurate manner.

IX. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in RRC’s Form ADV, Part 2A.  Upon receipt of a Client’s request for more information, RRC will provide to the Client a copy of this Policy and/or how RRC voted proxies for the Client pursuant to this Policy for up to a one-year period.  It is RRC’s policy not to disclose how it voted a client’s proxy to third parties.

With respect to its investment company clients, RRC will not selectively disclose its investment company clients’ proxy voting records.  RRC will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th.  RRC will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

[ ]	The name of the issuer of the security;

[ ]	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

[ ]	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

[ ]	The shareholder meeting date;

[ ]	A brief identification of the matter voted on;

[ ]	Whether the matter was proposed by the issuer or by a security holder;

[ ]	Whether the company cast its vote on the matter;

[ ]	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

[ ]	Whether the company cast its vote for or against management.

OTHER RECORD KEEPING REQUIREMENTS

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy.  The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records may include:

[ ]	Proxy Committee Communications or Other Materials
[ ]	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations
[ ]	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms
[ ]	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than six years.  Records must be retained in an appropriate office of RRC for the first three years.

The ISS 2016 U.S. Proxy Voting Guidelines Summary
(Incorporated by Reference)

Website Address:
http://www.issgovernance.com/file/policy/2016-us-summary-voting-guidelines-dec-2015.pdf

The ISS 2016 Guidelines for Canada, UK, Europe, Australia and South Africa
(Incorporated by Reference)

Website Address:
http://www.issgovernance.com/file/policy/2016-canada-tsx-voting-guidelines-dec-2015.pdf
http://www.issgovernance.com/file/policy/2016-uk-and-ireland-proxy-voting-guidelines-dec-2015.pdf
http://www.issgovernance.com/file/policy/2016-europe-summary-voting-guidelines-dec-2015.pdf
http://www.issgovernance.com/file/policy/2016-emea-regional-summary-guidelines-dec-2015.pdf
http://www.issgovernance.com/file/policy/2015-2016australiavotingguidelines31aug2015.pdf
http://www.issgovernance.com/file/policy/2016-south-africa-voting-guidelines-dec-2015.pdf

Conflicts of Interest Disclosure Form

RED ROCKS CAPITAL LLC
PROXY VOTING CONFLICT
OF INTEREST DISCLOSURE FORM

1. Company name:
2. Date of Meeting:
3.Referral Item(s):
4. Description of RRC’s Business Relationship with Issuer of Proxy which may give rise to a conflict of interest:

4.	Describe procedures used to address any conflict of interest:

Compliance will consider information about RRC’s significant business relationships, as well as other relevant information.  The information considered by Compliance may include information regarding: (1) RRC client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the RRC investment division regarding the proxy matter.  Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) RRC has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance will inform one of the standing members of the Proxy Committee.  Where a material conflict of interest is determined to have arisen in the proxy voting process, RRC’s policy is to invoke one or more of the following conflict management procedures:

a.	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be RRC’s proxy voting agent);
b.	Causing the proxies to be delegated to a qualified, independent third party, which may include RRC’s proxy voting agent.
c.	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to RRC’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

RRC considers (1) proxies solicited by open-end and closed-end investment companies for which RRC or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for RRC.  Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest – Additional Procedures

RRC has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

a.
RRC’s Code of Ethics affirmatively requires that associates of RRC act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of RRC’s Clients.

b.
By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any RRC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

•
To disclose in writing to RRC’s Chief Compliance Officer any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how RRC will vote proxies.  Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of RRC.  In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

•
To refrain from taking into consideration, in the decision as to whether or how RRC will vote proxies the existence of any current or prospective material business relationship between RRC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

c.	In general circumstances, RRC follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party.

5. Describe any contacts from parties outside RRC (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation:

CERTIFICATION
The undersigned employee of RRC certifies that, to the best of his/her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

Appendix C

STADION MONEY MANAGEMENT, LLC

PROXY VOTING AND DISCLOSURE POLICY

I.	Introduction

Effective March 10, 2003, the U.S. Securities and Exchange Commission (the “SEC”) adopted rule and form amendments under the Investment Advisers Act of 1940 (the “Advisers Act”) that address an investment adviser’s fiduciary obligation to its clients when the Adviser has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the “Advisers Act Amendments”).

The Advisers Act Amendments require that Stadion Money Management, LLC. (“Stadion”) adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how STADION has actually voted their proxies.

This Proxy Voting and Disclosure Policy (the “Policy”) is designed to ensure that Stadion complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to a Fund, its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

In general, Stadion will vote proxies for clients for positions recommended by Stadion.  In addition, Stadion has one client, the Stadion Investment Trust (the “Trust”), consisting of six open-end mutual funds (each a “Fund”) for which Stadion will vote proxies. In voting proxies for the Funds (or any other client for whom Stadion determines to vote proxies in the future), Stadion is committed to voting proxies in the manner that serves the best interests of the client (e.g., the Funds and their shareholders). Stadion’s general policy is to not vote proxies for managed accounts within 401(k) plans when account management consists of allocating assets among third party funds (i.e. participant level management).

The following details Stadion’s philosophy and practice regarding the voting of proxies.

A.	General

Stadion believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

B.	Procedures

To implement Stadion’s proxy voting policies, Stadion has developed the following procedures for voting proxies.

1.        Upon receipt of a corporate proxy by Stadion, the special or annual report and the proxy are submitted to Stadion’s proxy voting manager (the “Proxy Manager”), currently Manager of Trading/Portfolio Management.

2.        The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries. The reviewer shall take into consideration what vote is in the best interests of clients and the provisions of Stadion’s Voting Guidelines in Section C below. The Proxy Manager will then vote the proxies.

3.        The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for the Fund) under Rule 30b1-4 of the Investment Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in Stadion’s files.

C.	Absence of Proxy Manager

In the event that the Proxy Manager is unavailable to vote a proxy, then the President shall perform the Proxy Manager’s duties with respect to such proxy in accordance with the policies and procedures detailed above.

III.	Voting Guidelines

While Stadion’s policy is to review each proxy proposal on its individual merits, Stadion has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies. These guidelines are set forth below:

A.	Investment Company Matters. In general, Stadion invests the accounts of the Trust and other clients in exchange-traded funds, mutual funds, or other investment companies (collectively, “investment companies”). When called upon to vote investment company proxies, Stadion will follow the following guidelines:

1.	Election of Directors and Similar Matters

In an uncontested election, Stadion will generally vote in favor of management’s proposed directors/trustees.  In a contested election, Stadion will evaluate proposed directors/trustees on a case-by-case basis. With respect to proposals regarding the structure of a company’s Board of Directors or Trustees, Stadion will review any contested proposal on its merits, but expects to generally support proposals recommended and approved by the investment company’s independent directors or trustees.

2.	Audit Committee Approvals

Stadion generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances.

Notwithstanding the foregoing, Stadion expects to generally support the ratification of the selection of auditors recommended and approved by the investment company’s independent directors or trustees.

3.	Approval of Advisory Contracts

Stadion will seek to evaluate advisory contracts on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the agreement in light of the services to be provided, the financial terms, the historical performance of the investment adviser and management’s discussion of the terms of the contract.

Notwithstanding the foregoing, Stadion expects to generally support advisory contracts recommended and approved by an investment company’s independent directors or trustees.

4.	Rule 12b-1 Plans

Stadion will seek to evaluate proposed 12b-1 Plans on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the plan in light of management’s proposal, Stadion’s evaluation of the financial and other terms of the proposal and the potential benefits of the plan to the investment company.

Notwithstanding the foregoing, Stadion expects to generally support 12b-1 Plans recommended and approved by an investment company’s independent directors or trustees.

5.	Mergers

Stadion will seek to evaluate proposed mergers of investment companies on their own merits by evaluating, among other things, the financial terms and short- and long-term economic effects of the proposed merger and its impact on shareholders and management’s discussion, and Stadion’s review, of the reasons for the merger.

Notwithstanding the foregoing, Stadion expects to generally support mergers recommended and approved by an investment company’s independent directors or trustees.

6.	Voting Shares Owned by the Funds

Notwithstanding any of the foregoing guidelines in Sections 1-5 above, each Fund is required by Section 12(d)(1)(F) of the Investment Company Act of 1940 to vote proxies with respect to any investment companies securities (i.e. exchange-traded funds, mutual funds, or other investment companies) held by it “in the same proportion as the vote of all other holders of such securities.” Accordingly, Stadion will vote such proxies on behalf of each Fund in accordance with the requirements of Section 12(d)(1)(F).

B.	Operating Company Matters

Because of the investment strategy Stadion uses for its clients, including the Trust, it is unlikely that such clients will frequently hold operating company stocks.  However, if Stadion is called upon to vote operating company proxies for clients, Stadion will follow the following guidelines:

1.	Corporate Governance

Stadion will consider proposals involving corporate governance on a case-by-case basis, considering whether proposals tend to strengthen the independence of directors, the independence of auditors or the rights of shareholders.

Notwithstanding the foregoing, Stadion expects to generally support proposals to:

•	In uncontested directors’ elections, approve management’s proposed directors; and
•	Ratify management’s recommendation and selection of auditors.

2.	Shareholder Rights

Stadion may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis, seeking to support proposals to maintain or increase shareholder rights.

Notwithstanding the foregoing, Stadion expects to generally support proposals to:

•	Adopt confidential voting and independent tabulation of voting results; and
•	Require shareholder approval of poison pills;

And expects to generally vote against proposals to:

•	Adopt super-majority voting requirements; and
•	Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.

3.	Anti-Takeover Measures, Corporate Restructurings and Similar Matters

Stadion will review proposals to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term economic and financial effects of the proposal on the company.

Notwithstanding the foregoing, Stadion expects to generally support proposals to:

•
Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and

•	Require shareholder approval of “poison pills.”

And expects to generally vote against proposals to:

•	Adopt classified boards of directors;
•	Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and
•	Require a company to consider the non-financial effects of mergers or acquisitions.

4.	Compensation

In voting on proposals with respect to compensation, Stadion will generally support proposals it believes will fairly compensate executives. Stadion will evaluate proposed stock option plans and issuances on a case-by-case basis, considering the potential dilutive effect on shareholders’ shares, the potential short and long-term economic effects on the company and shareholders and the terms of the proposed options.

Notwithstanding the foregoing, Stadion expects to generally support proposals to:

•	Disclose compensation policies;
•	Adopt compensation packages or policies that generally link executive compensation to performance;
•	Require shareholders’ approval of golden parachutes;
•	Adopt golden parachutes that do not exceed [3] times the base compensation of the applicable executives;
•	Adopt executive stock option plans and stock option plans for outside directors, provided that total potential dilution (including all equity based plans) is less than 10% of shares outstanding; and

•	Adopt employee stock purchase plans, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

And expects to generally vote against proposals to:

•	Adopt stock option plans with any of the following structural features:
○	Ability to issue options with an exercise price below the stock’s current market price;
○	Ability to issue reload options; or
○	Automatic share replenishment (“evergreen”) feature.

5.	Corporate Responsibility and Social Issues

Stadion generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management. Accordingly, Stadion will generally abstain from voting on proposals involving corporate responsibility and social issues. Notwithstanding the foregoing, Stadion may vote against corporate responsibility and social issue proposals that Stadion believes will have substantial adverse economic or other effects on a company, and Stadion may vote for corporate responsibility and social issue proposals that Stadion believes will have substantial positive economic or other effects on a company.

IV.	Conflicts

In cases where Stadion is aware of a conflict between the interests of a client and the interests of Stadion or an affiliated person of Stadion (e.g., a portfolio company is a client or an affiliate of a client of Stadion, Stadion will notify the client of such conflict and will vote the client’s shares in accordance with the client’s instructions. In the event that Stadion does not receive instructions from the client within three business days of the notice, Stadion may abstain from voting or vote the proxy in what it believes (in its sole discretion) is the client’s best interests.

V.	Stadion Disclosure of How to Obtain Voting Information

On or before August 6, 2003, Rule 206(4)-6 requires Stadion to disclose in response to any client request how the client can obtain information from Stadion on how its securities were voted. Stadion will disclose in Part II of its Form ADV that clients can obtain information on how their proxies were voted by making a written request to Stadion. Upon receiving a written request from a client, Stadion will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Stadion to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Stadion will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, STADION will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VI.	Record-keeping

Stadion shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy Statements received regarding client securities;
(iii)	Records of votes cast on behalf of clients;
(iv)	Any documents prepared by Stadion that were material to making a decision how to vote, or that memorialized the basis for the decision;
(v)	Records of client requests for proxy voting information, and
(vi)
With respect to the Funds, a record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

Stadion shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Funds by Stadion as part of its records and, upon reasonable written notice, shall deliver such records to the Funds.

Stadion may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Stadion that are maintained with a third party such as a proxy voting service, provided that Stadion has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

Amendments

This policy may be amended at any time by the Stadion, provided that material changes to this policy that affect proxy voting for the Funds shall be ratified by the Trust within four (4) months of adoption by Stadion.

Adopted as of this 1st day of July, 2003; last amended as of the 30th day of June, 2011.

PART C

OTHER INFORMATION
ITEM 28.  EXHIBITS

EXHIBIT NUMBER		DESCRIPTION

(a)	(i)	Declaration of Trust dated July 26, 2000 is incorporated by reference to Exhibit (a)(i) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(ii)	Amendment to Declaration of Trust, dated April 30, 2013 is incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(iii)	Certificate of Trust dated July 26, 2000 is incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(iv)	Certificate of Amendment to Certificate of Trust, dated April 30, 2013 is incorporated by reference to Exhibit (a)(iv) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

(b)	(i)	Bylaws of the Trust dated July 26, 2000 are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(ii)	Amendment to Bylaws of the Trust, dated April 30, 2013 is incorporated by reference to Exhibit (b)(ii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

(c)
Provisions of instruments defining rights of security holders are contained in Articles 4 and 7 of the Declaration of Trust dated July 26, 2000, as amended (incorporated herein by reference to Exhibit (a) hereto) and Article 2 of the Bylaws, as amended (incorporated herein by reference to Exhibit (b) hereto).

(d)	(i)
Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., dated November 1, 2011, with respect to the Morningstar ETF Asset Allocation Portfolios (formerly known as the Ibbotson ETF Asset Allocation Portfolios), is incorporated by reference to Exhibit (d)(i) to Post-Effective Amendment No.7 as filed with the Commission on April 2, 2012.

(ii)
Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. dated April 30, 2013, with respect to the Morningstar ETF Asset Allocation Portfolios, is incorporated by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

(iii)
Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., dated April 30, 2014, with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to Exhibit (d)(ii) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

	(iv)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., dated July 31, 2015, with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, filed herewith.

(v)
Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., dated April 30, 2015, with respect to the ALPS/Stadion Tactical Growth Portfolio, is incorporated by reference to Exhibit (d)(v) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

	(vi)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., dated April 30, 2016, with respect to the ALPS/QMA Market Participation Portfolio, to be filed under subsequent amendment.

(vii)
Investment Subadvisory Agreement among the Trust, ALPS Advisors, Inc., and Morningstar Investment Management, LLC (formerly known as Ibbotson Associates, Inc.), dated November 1, 2011, is incorporated by reference to Exhibit (d)(i) to Post-Effective Amendment No.7 as filed with the Commission on April 2, 2012.

(viii)
Amendment to Investment Subadvisory Agreement among the Trust, ALPS Advisors, Inc., and Morningstar Investment Management, LLC. dated April 30, 2013 is incorporated by reference to Exhibit (d)(iv) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

(ix)
Investment Subadvisory Agreement among the Trust, ALPS Advisors, Inc., and Stadion Money Management, LLC, dated April 30, 2014, with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to Exhibit (d)(vi) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

(x)
Amendment to Investment Subadvisory Agreement among the Trust, ALPS Advisors, Inc., and Stadion Money Management, LLC, dated April 30, 2015, with respect to the ALPS/Stadion Tactical Growth Portfolio, is incorporated by reference to Exhibit (d)(ix) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

(xi)
Investment Sub-Advisory Agreement among the Trust, ALPS Advisors, Inc., and Red Rocks Capital LLC, with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, is incorporated by reference to Exhibit (d)(ix) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

(xii)
Investment Sub-Advisory Agreement among the Trust, ALPS Advisors, Inc. and Quantitative Associates Management, LLC, dated April 30, 2016, with respect to the ALPS/QMA Market Participation Portfolio, to be filed under subsequent amendment.

(e)	(i)
Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc., dated April 30, 2013 is incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

(ii)
Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc., with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

(iii)
Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, is incorporated by reference to Exhibit (e)(iii) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

(iv)
Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc., with respect to the ALPS/Stadion Tactical Growth Portfolio, is incorporated by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

(v)
Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributors, Inc., dated April 30, 2016, with respect to the ALPS/QMA Market Participation Portfolio, to be filed under subsequent amendment.

	(vi)	Form of Participation Agreement, is incorporated by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

	(vii)	Form of Amendment to Participation Agreement, is incorporated by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

	(viii)	Form of Services Agreement, is incorporated by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

(f)		Not Applicable.

(g)	(i)
Custodian Agreement between the Trust and State Street Bank and Trust Company, dated December 9, 2013 is incorporated by reference to Exhibit (g)(i) to Post-Effective Amendment No. 12 as filed with the Commission on January 15, 2014.

(ii)
Additional Series Letter, dated April 30, 2014, to the Custodian Agreement between the Trust and State Street Bank and Trust Company, dated December 9, 2013, with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to Exhibit (g)(ii) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

(iii)
Additional Series Letter, dated September 30, 2014, to the Custodian Agreement between the Trust and State Street Bank and Trust Company, dated December 9, 2013, with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, is incorporated by reference to Exhibit (g)(iii) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

(iv)
Additional Series Letter to the Custodian Agreement between the Trust and State Street Bank and Trust Company, dated April 30, 2015, with respect to the ALPS/Stadion Tactical Growth Portfolio, is incorporated by reference to Exhibit (g)(iv) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

(v)
Additional Series Letter to the Custodian Agreement between the Trust and State Street Bank and Trust Company, dated April 30, 2016, with respect to the ALPS/QMA Market Participation Portfolio, to be filed under subsequent amendment.

(h)	(i)
Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., dated December 7, 2006 is incorporated by reference to Exhibit (h)(i) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

(ii)
Amendment to Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Defensive Portfolio, incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

(iii)
Amendment to Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, is incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

(iv)
Amendment to Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Growth Portfolio, is incorporated by reference to Exhibit (h)(iv) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

(v)
Amendment to Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., dated April 30, 2016, with respect to the ALPS/QMA Market Participation Portfolio, to be filed under subsequent amendment.

(vi)
Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., dated December 7, 2006 is incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

(vii)
Amendment to Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to Exhibit (h)(v) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

(viii)
Amendment to Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, is incorporated by reference to Exhibit (h)(v) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

(ix)
Amendment to Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Growth Portfolio, is incorporated by reference to Exhibit (h)(viii) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

(x)
Amendment to Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., dated April 30, 2016, with respect to the ALPS/QMA Market Participation Portfolio, to be filed under subsequent amendment.

(xi)
Fee Waiver Letter Agreement among the Trust, ALPS Advisors, Inc. and Morningstar Investment Management, LLC with respect to the Morningstar ETF Asset Allocation Portfolios dated April 30, 2016, filed herewith.

	(xii)	Fee Waiver Letter Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS/Alerian Energy Infrastructure Portfolio dated April 30, 2016, filed herewith.

(xiii)
Fee Waiver Letter Agreement among the Trust, ALPS Advisors, Inc. and Stadion Money Management, LLC, with respect to the ALPS/Stadion Tactical Defensive Portfolio and the ALPS/Stadion Tactical Growth Portfolio, dated April 30, 2016, filed herewith.

	(xiv)	Fee Waiver Letter Agreement between the Trust and ALPS Advisors, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, dated July 31, 2015, filed herewith.

	(xv)	Fee Waiver Letter Agreement between the Trust and ALPS Advisors, Inc., dated April 30, 2016, with respect to the ALPS/QMA Market Participation Portfolio, to be filed under subsequent amendment.

	(xvi)	Class I Shareholder Servicing Plan, as amended April 30, 2016, is incorporated by reference to Exhibit (h)(viii) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

	(xvii)	Class III Shareholder Servicing Plan, as amended April 30, 2016, is incorporated by reference to Exhibit (h)(viii) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

(i)	(i)	Opinion and Consent of Davis Graham & Stubbs LLP, filed herewith.

(i)	(ii)	Opinion and Consent of Davis Graham & Stubbs LLP regarding the ALPS/QMA Market Participation Portfolio, to be filed under subsequent amendment.

(j)		Consent of Independent Registered Public Accounting Firm, filed herewith.

(k)		None.

(l)	(i)
Share Purchase Agreement between the Trust and ALPS Fund Services, Inc. dated February 23, 2007 is incorporated by reference to Exhibit (l) to Pre-Effective Amendment No. 1 as filed with the Commission on March 14, 2007.

(ii)
Share Purchase Agreement between the Trust and ALPS Fund Services, Inc. dated April 30, 2013 is incorporated by reference to Exhibit (l)(ii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

(iii)
Share Purchase Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Defensive Portfolio, is incorporated by reference to Exhibit (l)(iv) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

(iv)
Share Purchase Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Red Rocks Listed Private Equity Portfolio, is incorporated by reference to Exhibit (l)(v) to Post-Effective Amendment No. 24 as filed with the Commission on September 30, 2014.

(v)
Share Purchase Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Growth Portfolio, is incorporated by reference to Exhibit (l)(v) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

	(vi)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc., dated April 30, 2016, with respect to the ALPS/QMA Market Participation Portfolio, to be filed under subsequent amendment.

(m)	(i)
Class I Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended April 30, 2015, is incorporated by reference to Exhibit (h)(viii) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

	(ii)	Class I Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, on behalf of the ALPS/QMA Market Participation Portfolio, to be filed under subsequent amendment.

(iii)
Class II Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended April 30, 2014, is incorporated by reference to Exhibit (m)(iii) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

(iv)
Class III Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended April 30, 2015, is incorporated by reference to Exhibit (h)(viii) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

	(v)	Class III Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, on behalf of the ALPS/QMA Market Participation Portfolio, to be filed under subsequent amendment.

(n)	(i)	Rule 18f-3 Plan, dated April 30, 2016, is incorporated by reference to Exhibit (h)(viii) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

	(ii)	Rule 18f-3 Plan, with respect to the ALPS/QMA Market Participation Portfolio, to be filed by subsequent amendment.

(o)	Reserved.

(p)	(i)	Trust Code of Ethics, dated December 7, 2006 is incorporated by reference to Exhibit (p)(i) to Form N-1A Registration Statement as filed with the Commission on December 8, 2006.

(ii)
ALPS Holdings, Inc. Code of Ethics, applicable to ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc., dated December 19, 2014, as amended, is incorporated by reference to Exhibit (p)(ii) to Post-Effective Amendment No. 30 as filed with the Commission on January 15, 2016.

(iii)
Morningstar Investment Management, LLC Code of Ethics, dated February 1, 2005, as amended, is incorporated by reference to Exhibit (p)(iii) to Post-Effective Amendment No. 7 as filed with the Commission on April 2, 2012.

	(iv)	Stadion Money Management, LLC Code of Ethics, is incorporated by reference to Exhibit (d)(ii) to Post-Effective Amendment No. 14 as filed with the Commission on April 7, 2014.

	(v)	Quantitative Associates Management, LLC Code of Ethics, to be filed under subsequent amendment.

(q)
Powers of Attorney for Mary K. Anstine, David M. Swanson, Scott Wentsel and Jeremy Deems, is incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 27 as filed with the Commission on April 2, 2015.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Registrant is controlled by its Board of Trustees. (See “Management of the Trust” in Part B hereof.)

ITEM 30.  INDEMNIFICATION.

Article 8, Section 8.1 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any Trustee or officer. It states, in part, that no personal liability for any debt or obligation of the Trust shall attach to any Trustee of the Trust. Section 8.5 states that the Registrant shall indemnify any present or past Trustee, officer, employee, or agent of the Trust to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such trustee, director, officer, employee, or agent. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification.  Indemnification, however, will not be provided in certain circumstances. These include, among others, instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular person involved.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.  The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The business and other connections of the Adviser and its directors and officers are disclosed in the prospectus and statement of additional information.

ALPS Advisors, Inc.

Name*	Position with ALPS Advisors, Inc.	Other Business Connections	Type of Business
Edmund J. Burke	Director	Chief Executive Officer and a Director of ALPS Holdings, Inc. and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Thomas A. Carter	President, Director	See Trustee and Officer Table in SAI	Fund Servicing
Jeremy O. May	Executive Vice President, Director
President and Director of ALPS Fund Services, Inc. and Executive Vice President and Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc.
Fund Servicing
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	CCO, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Jeremy Held	Senior Vice President, Director of Research	Not Applicable	Fund Servicing
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	Not Applicable	Fund Servicing
William R. Parmentier, Jr.	Senior Vice President, Chief Investment Officer	Not Applicable	Fund Servicing
Michael Akins	Senior Vice President, Index Management	Not Applicable	Fund Servicing
Patrick Buchanan	Vice President, Advisory Operations	See Trustee and Officer Table in SAI	Fund Servicing
Erin D. Nelson	Senior Vice President, Chief Compliance Officer	Vice President, Deputy Chief Compliance Officer, ALPS Advisors, Inc.	Fund Servicing
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	Sr. Vice Pres., General Counsel and Asst. Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Wyck Brown	Senior Vice President	Not Applicable	Fund Servicing
Troy A. Duran	Senior Vice President, Chief Financial Officer	Sr. Vice Pres., Chief Financial Officer, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing

Randall D. Young**	Secretary	Secretary, ALPS Distributors, Inc., ALPS Fund Services, Inc., ALPS Holdings, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	Assistant Treasurer, ALPS Distributors, Inc., ALPS Fund Services, Inc., ALPS Holdings, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Douglas W. Fleming**	Assistant Treasurer	Assistant Treasurer, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Mark T. Haley	Vice President	Not Applicable	Fund Servicing
Eric Parsons	Vice President, Controller and Assistant Treasurer	Vice President, Controller and Assistant Treasurer, ALPS Distributors, Inc., ALPS Fund Services, Inc., ALPS Holdings, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
JoEllen L. Legg	Vice President, Assistant General Counsel	Not Applicable	Fund Servicing
Abigail Murray	Vice President, Senior Counsel	Not Applicable	Fund Servicing
Andrea E. Kuchli	Vice President, Senior Counsel	Not Applicable	Fund Servicing
Dennis P. Emmanuel	Director of ETF and Closed-End Fund Strategy	Not Applicable	Fund Servicing
Hilary Quinn	Vice President	Not Applicable	Fund Servicing
Jennifer A. Craig	Assistant Vice President	Not Applicable	Fund Servicing

*	The principal business address for each of the ALPS Advisors, Inc. representatives is: 1290 Broadway, Suite 1100, Denver, Colorado, 80203.
**	The principal business address for Messrs. Young, Givens, and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

Morningstar Investment Management LLC

Name*	Position with Morningstar Investment Management, LLC	Other Business Connections	Type of Business
Daniel Needham	President	None	Not Applicable
Scott A. Wentsel	Chief Investment Officer	Trustee for the Registrant	Trustee
D. Scott Schilling	Secretary and Chief Compliance Officer	None	Not Applicable
Matt Radgowski	Managing Director	None	Not Applicable

*	The principal business address for each of the Morningstar Investment Management representatives is: 22 W. Washington St., Chicago, IL 60602.

Stadion Money Management, LLC

Name*	Position with Stadion Money Management LLC	Other Business Connections	Type of Business
Judson Doherty	President, Chief Executive Officer	Not Applicable	Not Applicable
Timothy Chapman	Executive Chairman	Not Applicable	Not Applicable
Michael Isaac	Chief Compliance Officer	Not Applicable	Not Applicable
Bradley Thompson	Chief Investment Officer	Not Applicable	Not Applicable
Michael Chlan	Chief Technology Officer/Chief Operating Officer	Not Applicable	Not Applicable
Roger Kafker	Elected Manager	Not Applicable	Not Applicable
Michael Burns	Elected Manager	Not Applicable	Not Applicable
Duane Bernt	Chief Financial Officer	Not Applicable	Not Applicable
*	The principal business address for each of the Stadion Money Management LLC representatives is: 1061 Cliff Dawson Rd., Watkinsville, GA 30677

Red Rocks Capital LLC

Name*	Position with Red Rocks Capital LLC	Other Business Connections	Type of Business
Adam Goldman	Managing Director	Not Applicable	Not Applicable
Mark Sunderhuse	Managing Director	Not Applicable	Not Applicable
Matt Luoma	Chief Compliance Officer	Not Applicable	Not Applicable

*	The principal business address for each of the Red Rocks Capital LLC representatives is: 25188 Genesee Trail Road, Suite 250, Suite 250, Golden, Colorado 80401.

Quantitative Management Associates, LLC

Name*	Position with Quantitative Management Associates, LLC	Other Business Connections	Type of Business
Scott Louis Hayward	Chief Executive Officer and Chairman of Board	Not Applicable	Not Applicable
Roy Donald Henriksson	Board Member, Chief Investment Officer	Not Applicable	Not Applicable
Shelley Carolyn Wong	Board Member, Chief Operating Officer	Not Applicable	Not Applicable
Vasel Vataj	Board Member, Chief Financial Officer	Not Applicable	Not Applicable
Margaret Stephanie Stumpp	Board Member	Not Applicable	Not Applicable
David Hunt	Board Member	Not Applicable	Not Applicable
Dina Santoro	Board Member	Not Applicable	Not Applicable
Clark Donald Pellington	Chief Compliance Officer	Not Applicable	Not Applicable
Debra Sharon Groisser	Chief Legal Officer	Not Applicable	Not Applicable

*	The principal business address for each of the Quantitative Management Associates, LLC representatives is: 2 Gateway Center, 6th Floor, Newark, NJ 07102.

ITEM 32.  PRINCIPAL UNDERWRITERS

(a)
ALPS Portfolio Solutions Distributor, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Clough Funds Trust, Financial Investors Trust, and Select Sector SPDR Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Portfolio Solutions Distributor, Inc., the distributor for Registrant, are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Thomas A. Carter	President, Director	President
Jeremy O. May	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, Assistant Secretary, General Counsel	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Chief Compliance Officer	None
Daniel Dolan	Senior Vice President	None
Kevin J. Ireland	Senior Vice President	None
Mark R. Kiniry	Senior Vice President	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Terence Digan	Vice President	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Tison Cory	Vice President	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Givens, Young and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not Applicable.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

(a)	ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records to be maintained by the Trust).

(b)	ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its function as distributor for each of the Trust’s Portfolios).

(c)	ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its function as transfer agent and fund accountant for each of the Trust’s Portfolios).

(d)	State Street Bank and Trust Company, 225 Franklin Street, Boston, MA, 02171 (records relating to its functions as custodian for each of the Portfolio’s investment portfolios).

(e)	ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its functions as Adviser for each of the Portfolio’s investment portfolios).

(f)	Morningstar Investment Management, LLC, 22 W. Washington St., Chicago, IL 60602 (records relating to its functions as Subadviser for each of the Morningstar ETF Asset Allocation Portfolios’ investment portfolios).

(g)	Stadion Money Management, LLC, 1061 Cliff Dawson Road, Watkinsville, GA 30677 (records relating to its functions as Subadviser for the ALPS/Stadion Tactical Defensive Portfolio and ALPS/Stadion Tactical Growth Portfolio investment portfolios).

(h)	Red Rocks Capital LLC, 25188 Genesee Trail Road, Suite 250, Suite 250, Golden, Colorado 80401 (records relating to its functions as Subadviser for the ALPS/Red Rocks Listed Private Equity Portfolio).

(i)	Quantitative Management Associates, LLC, 2 Gateway Center, 6th Floor, Newark, NJ 07102 (records relating to its functions as Subadviser for the ALPS/QMA Market Participation Portfolio).

ITEM 34.  MANAGEMENT SERVICES

Not applicable.

ITEM 35.  UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver and State of Colorado on the 1st day of April, 2016.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Thomas A. Carter	Trustee, Chairman, President & Chief Executive Officer	April 1, 2016
Thomas A. Carter

/s/ Patrick D. Buchanan	Chief Financial Officer & Treasurer	April 1, 2016
Patrick D. Buchanan

*	Trustee	April 1, 2016
Mary K. Anstine

*	Trustee	April 1, 2016
Jeremy W. Deems

*	Trustee	April 1, 2016
David M. Swanson

*	Trustee	April 1, 2016
Scott Wentsel

*By:	/s/ Alex J. Marks
Alex J. Marks
Attorney-in-fact
Pursuant to Power of Attorney dated April 2, 2015

EXHIBIT INDEX

Item Number		Item

(d)	(xi)	Investment Subadvisory Agreement between the Trust, ALPS Advisors, Inc. and Red Rocks Capital, LLC.

(h)	(xi)	Fee Waiver Letter Agreement among the Trust, ALPS Advisors, Inc. and Morningstar Investment Management, LLC with respect to the Morningstar Portfolios.

(h)	(xii)	Fee Waiver Letter Agreement among the Trust, ALPS Advisors, Inc. with respect to the ALPS/Alerian Energy Infrastructure Portfolio.

(h)	(xiii)
Fee Waiver Letter Agreement among the Trust, ALPS Advisors, Inc. and Stadion Money Management LLC with respect to the ALPS/Stadion Tactical Defensive Portfolio and the ALPS/Stadion Tactical Growth Portfolio.

(h)	(xiv)	Fee Waiver Letter Agreement among the Trust, ALPS Advisors, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Portfolio.

(i)		Opinion and Consent of Davis Graham & Stubbs LLP.

(j)		Consent of Independent Registered Public Accounting Firm, Deloitte & Touche LLP